UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X MLP ETF

Ticker: MLPA

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X MLP ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/mlpa. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MLP ETF	$28	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,102,686,276	20	$4,599,133	2.85%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Utilities	3.4%
Energy	105.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Energy Transfer	14.9%
Enterprise Products Partners	13.2%
MPLX	12.4%
Plains All American Pipeline	12.0%
Western Midstream Partners	10.9%
Hess Midstream, Cl A	9.4%
Sunoco	9.2%
Cheniere Energy Partners	6.6%
USA Compression Partners	6.0%
Genesis EnergyFootnote Reference**	4.5%
Footnote	Description
Footnote**	Affiliated Investment.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/mlpa

GX-SA-MLPA-2026

Global X Funds

Global X MLP & Energy Infrastructure ETF

Ticker: MLPX

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X MLP & Energy Infrastructure ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/mlpx. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MLP & Energy Infrastructure ETF	$25	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,406,960,311	31	$6,855,368	4.66%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	1.0%
U.S. Treasury Obligations	4.4%
Canada	25.3%
United States	74.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
TC Energy	9.3%
Enbridge	9.2%
Williams	8.7%
Kinder Morgan	7.9%
ONEOK	6.8%
Targa Resources	6.5%
MPLX	4.7%
Pembina Pipeline	4.5%
Energy Transfer	4.5%
Enterprise Products Partners	4.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/mlpx

GX-SA-MLPX-2026

Global X Funds

Global X Alternative Income ETF

Ticker: ALTY

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Alternative Income ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/alty/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Alternative Income ETF	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$44,288,621	19	$107,534	3.38%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	81.0%
Utilities	6.7%
Energy	12.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Global X SuperDividend® REIT ETFFootnote Reference**	20.7%
Global X Nasdaq 100® Covered Call ETFFootnote Reference**	20.4%
Global X U.S. Preferred ETFFootnote Reference**	20.0%
Global X Emerging Markets Bond ETFFootnote Reference**	19.9%
Northwestern Energy Group	1.4%
Brookfield Infrastructure, Cl A	1.4%
Avista	1.4%
Energy Transfer	1.3%
Sunoco	1.3%
Edison International	1.3%
Footnote	Description
Footnote**	Affiliated Investment.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/alty/

GX-SA-ALTY-2026

Global X Funds

Global X Conscious Companies ETF

Ticker: KRMA

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Conscious Companies ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/krma/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Conscious Companies ETF	$23	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$119,763,591	143	$254,688	9.01%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Utilities	0.9%
Materials	1.6%
Real Estate	1.9%
Energy	1.9%
Consumer Staples	3.4%
Industrials	6.0%
Health Care	8.6%
Communication Services	9.6%
Consumer Discretionary	10.7%
Financials	11.3%
Information Technology	44.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	6.9%
Apple	6.0%
Alphabet, Cl A	5.1%
Microsoft	4.1%
Amazon.com	3.1%
Broadcom	2.3%
Meta Platforms, Cl A	1.2%
Micron Technology	1.0%
Dell Technologies, Cl C	1.0%
QUALCOMM	0.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/krma/

GX-SA-KRMA-2026

Global X Funds

Global X U.S. Preferred ETF

Ticker: PFFD

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X U.S. Preferred ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/pffd/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Preferred ETF	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,173,453,637	225	$2,525,781	15.87%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.4%
Energy	0.3%
Health Care	0.9%
Consumer Discretionary	1.5%
Real Estate	4.0%
Communication Services	5.4%
Industrials	5.5%
Information Technology	6.0%
Utilities	15.8%
Financials	60.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Boeing	4.7%
Hewlett Packard Enterprise	2.7%
Wells Fargo	2.2%
Citigroup Capital XIII	2.2%
Microchip Technology	1.8%
NextEra Energy	1.7%
KKR	1.7%
Southern	1.6%
Bank of America	1.3%
NextEra Energy	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/pffd/

GX-SA-PFFD-2026

Global X Funds

Global X S&P 500® Quality Dividend ETF

Ticker: QDIV

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X S&P 500® Quality Dividend ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qdiv/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Quality Dividend ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$32,725,253	53	$31,854	40.92%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Communication Services	3.5%
Consumer Discretionary	4.5%
Financials	6.9%
Information Technology	8.4%
Energy	11.5%
Materials	12.1%
Health Care	14.4%
Industrials	16.4%
Consumer Staples	22.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Cisco Systems	2.7%
CF Industries Holdings	2.6%
Valero Energy	2.5%
QUALCOMM	2.5%
SLB	2.4%
Target	2.4%
Marathon Petroleum	2.3%
Merck	2.2%
Chevron	2.2%
EOG Resources	2.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qdiv/

GX-SA-QDIV-2026

Global X Funds

Global X Adaptive U.S. Factor ETF

Ticker: AUSF

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Adaptive U.S. Factor ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ausf/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Adaptive U.S. Factor ETF	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$848,041,099	196	$1,101,640	39.60%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.8%
Real Estate	2.7%
Energy	3.1%
Materials	3.2%
Utilities	4.4%
Consumer Staples	7.8%
Communication Services	8.6%
Consumer Discretionary	9.2%
Health Care	11.4%
Information Technology	12.8%
Industrials	15.3%
Financials	21.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Verizon Communications	2.0%
Cisco Systems	2.0%
AT&T	1.9%
Royalty Pharma, Cl A	1.7%
CBOE Global Markets	1.6%
Microsoft	1.5%
Linde PLC	1.5%
TXNM Energy	1.5%
Chart Industries	1.5%
Johnson & Johnson	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ausf/

GX-SA-AUSF-2026

Global X Funds

Global X Variable Rate Preferred ETF

Ticker: PFFV

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Variable Rate Preferred ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/pffv/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Variable Rate Preferred ETF	$13	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$306,288,626	54	$372,229	26.39%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Energy	1.6%
Utilities	2.9%
Consumer Staples	4.6%
Financials	90.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Morgan Stanley	4.3%
Reinsurance Group of America	3.5%
Apollo Global Management	3.1%
KeyCorp	3.1%
Bank of America	2.9%
Jackson Financial	2.9%
Goldman Sachs Group	2.9%
US Bancorp	2.8%
MetLife	2.7%
Allstate	2.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/pffv/

GX-SA-PFFV-2026

Global X Funds

Global X Adaptive U.S. Risk Management ETF

Ticker: ONOF

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Adaptive U.S. Risk Management ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/onof. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Adaptive U.S. Risk Management ETF	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$144,055,434	505	$279,015	204.67%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term InvestmentFootnote Reference**	0.0%
Exchange-Traded Fund	1.9%
Real Estate	1.6%
Materials	1.9%
Utilities	2.0%
Energy	3.1%
Consumer Staples	4.3%
Health Care	8.2%
Industrials	8.4%
Consumer Discretionary	9.7%
Communication Services	10.5%
Financials	10.7%
Information Technology	37.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	7.4%
Apple	6.7%
Microsoft	4.9%
Amazon.com	3.9%
Alphabet, Cl A	3.3%
Broadcom	3.1%
Alphabet, Cl C	2.9%
Tesla	2.2%
Meta Platforms, Cl A	2.1%
BNY Mellon US Large Cap Core Equity ETF	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/onof

GX-SA-ONOF-2026

Global X Funds

Global X 1-3 Month T-Bill ETF

Ticker: CLIP

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X 1-3 Month T-Bill ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/clip. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X 1-3 Month T-Bill ETF	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,841,960,337	28	$798,693	0.00%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase AgreementsFootnote Reference**	0.0%
U.S. Treasury Obligations	104.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bills, 3.63%, 07/09/2026	9.5%
U.S. Treasury Bills, 1.49%, 08/06/2026	9.0%
U.S. Treasury Bills, 3.62%, 07/23/2026	7.4%
U.S. Treasury Bills, 3.26%, 07/30/2026	7.1%
U.S. Treasury Bills, 3.63%, 07/02/2026	6.3%
U.S. Treasury Bills, 1.30%, 08/13/2026	5.5%
U.S. Treasury Bills, 3.63%, 07/16/2026	5.3%
U.S. Treasury Bills, 3.63%, 06/02/2026	5.1%
U.S. Treasury Bills, 1.48%, 07/28/2026	4.1%
U.S. Treasury Bills, 2.93%, 08/27/2026	3.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/clip

GX-SA-CLIP-2026

Global X Funds

Global X U.S. Cash Flow Kings 100 ETF

Ticker: FLOW

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X U.S. Cash Flow Kings 100 ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/flow. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Cash Flow Kings 100 ETF	$13	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$28,645,794	100	$34,002	49.78%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	1.7%
Materials	2.3%
Energy	8.3%
Industrials	8.5%
Consumer Staples	8.6%
Health Care	9.3%
Communication Services	9.5%
Consumer Discretionary	24.6%
Information Technology	27.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
QUALCOMM	3.5%
Ford Motor	2.7%
HP	2.4%
Delta Air Lines	2.3%
Archer-Daniels-Midland	2.2%
Kraft Heinz	2.0%
Fox, Cl A	2.0%
DR Horton	2.0%
Altria Group	1.9%
Adobe	1.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/flow

GX-SA-FLOW-2026

Global X Funds

Global X Short-Term Treasury Ladder ETF

Ticker: SLDR

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Short-Term Treasury Ladder ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/sldr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Short-Term Treasury Ladder ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$39,404,949	83	$23,691	59.07%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	98.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 3.75%, 04/15/2028	3.0%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.9%
U.S. Treasury Notes, 4.63%, 09/30/2028	2.9%
U.S. Treasury Notes, 3.63%, 08/15/2028	2.9%
U.S. Treasury Notes, 3.88%, 03/31/2027	2.8%
U.S. Treasury Notes, 2.63%, 05/31/2027	2.8%
U.S. Treasury Notes, 3.75%, 04/30/2028	2.5%
U.S. Treasury Notes, 3.50%, 10/31/2027	2.4%
U.S. Treasury Notes, 4.13%, 09/30/2027	2.4%
U.S. Treasury Notes, 3.75%, 05/15/2028	2.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/sldr/

GX-SA-SLDR-2026

Global X Funds

Global X Intermediate-Term Treasury Ladder ETF

Ticker: MLDR

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Intermediate-Term Treasury Ladder ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/mldr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Intermediate-Term Treasury Ladder ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,779,411	63	$5,309	32.54%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	98.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 4.25%, 11/15/2034	4.5%
U.S. Treasury Notes, 3.88%, 08/15/2034	4.5%
U.S. Treasury Notes, 4.25%, 08/15/2035	4.2%
U.S. Treasury Notes, 4.50%, 05/31/2029	4.0%
U.S. Treasury Notes, 4.50%, 11/15/2033	3.8%
U.S. Treasury Notes, 4.13%, 02/15/2036	3.7%
U.S. Treasury Notes, 3.38%, 05/15/2033	3.6%
U.S. Treasury Notes, 4.25%, 05/15/2035	3.6%
U.S. Treasury Notes, 4.25%, 01/31/2030	3.4%
U.S. Treasury Notes, 4.63%, 05/31/2031	3.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/mldr/

GX-SA-MLDR-2026

Global X Funds

Global X Long-Term Treasury Ladder ETF

Ticker: LLDR

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Long-Term Treasury Ladder ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/lldr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Long-Term Treasury Ladder ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$35,727,192	97	$21,279	10.97%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	98.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Bonds, 4.50%, 05/15/2038	3.3%
U.S. Treasury Bonds, 5.00%, 05/15/2037	2.6%
U.S. Treasury Bonds, 4.38%, 02/15/2038	2.5%
U.S. Treasury Bonds, 4.38%, 11/15/2039	2.2%
U.S. Treasury Bonds, 3.00%, 08/15/2052	2.3%
U.S. Treasury Bonds, 3.00%, 02/15/2049	2.3%
U.S. Treasury Bonds, 3.50%, 02/15/2039	2.1%
U.S. Treasury Bonds, 2.25%, 08/15/2046	2.0%
U.S. Treasury Bonds, 4.75%, 02/15/2056	1.9%
U.S. Treasury Bonds, 4.25%, 11/15/2040	1.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/lldr/

GX-SA-LLDR-2026

Global X Funds

Global X PureCap℠ MSCI Communication Services ETF

Ticker: GXPC

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X PureCap℠ MSCI Communication Services ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxpc. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X PureCap℠ MSCI Communication Services ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$93,678,864	26	$55,620	53.97%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	0.5%
U.S. Treasury Obligations	29.6%
Communication Services	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Alphabet, Cl A	31.9%
U.S. Treasury Bills, 3.64%, 06/30/2026	29.6%
Alphabet, Cl C	26.1%
Meta Platforms, Cl A	20.3%
Netflix	5.3%
Verizon Communications	2.9%
Walt Disney	2.6%
AT&T	2.5%
T-Mobile US	1.4%
Comcast, Cl A	1.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/gxpc

GX-SA-GXPC-2026

Global X Funds

Global X PureCap℠ MSCI Consumer Discretionary ETF

Ticker: GXPD

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X PureCap℠ MSCI Consumer Discretionary ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxpd. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X PureCap℠ MSCI Consumer Discretionary ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$46,823,129	51	$19,828	12.87%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Fund	4.7%
U.S. Treasury Obligations	27.5%
Consumer Discretionary	90.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Amazon.com	31.6%
U.S. Treasury Bills, 3.64%, 06/30/2026	27.5%
Tesla	19.2%
Home Depot	5.0%
Direxion Daily AMZN Bull 2X Shares	4.7%
McDonald's	3.1%
TJX	2.7%
Booking Holdings	2.1%
Lowe's	1.9%
Starbucks	1.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/gxpd

GX-SA-GXPD-2026

Global X Funds

Global X PureCap℠ MSCI Consumer Staples ETF

Ticker: GXPS

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X PureCap℠ MSCI Consumer Staples ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxps. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X PureCap℠ MSCI Consumer Staples ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$59,860,165	32	$33,079	5.34%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Fund	1.5%
U.S. Treasury Obligations	29.8%
Consumer Staples	98.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 3.64%, 06/30/2026	29.8%
Walmart	17.3%
Costco Wholesale	14.5%
Procter & Gamble	11.4%
Coca-Cola	10.5%
Philip Morris International	9.5%
PepsiCo	6.3%
Altria Group	4.0%
Mondelez International, Cl A	2.6%
Colgate-Palmolive	2.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/gxps

GX-SA-GXPS-2026

Global X Funds

Global X PureCap℠ MSCI Energy ETF

Ticker: GXPE

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X PureCap℠ MSCI Energy ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxpe. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X PureCap℠ MSCI Energy ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,973,644	24	$918	2.16%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Fund	0.2%
U.S. Treasury Obligations	30.8%
Energy	99.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 3.64%, 06/30/2026	30.8%
Exxon Mobil	29.0%
Chevron	16.2%
ConocoPhillips	6.7%
Williams	4.2%
SLB	3.9%
Marathon Petroleum	3.5%
Valero Energy	3.5%
EOG Resources	3.4%
Phillips 66	3.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/gxpe

GX-SA-GXPE-2026

Global X Funds

Global X PureCap℠ MSCI Information Technology ETF

Ticker: GXPT

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X PureCap℠ MSCI Information Technology ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxpt. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X PureCap℠ MSCI Information Technology ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$101,387,807	89	$52,487	8.18%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Fund	1.0%
U.S. Treasury Obligations	27.8%
Information Technology	98.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 3.64%, 06/30/2026	27.8%
NVIDIA	19.6%
Apple	18.4%
Microsoft	12.8%
Broadcom	6.2%
Micron Technology	4.4%
Advanced Micro Devices	3.4%
Intel	2.0%
Cisco Systems	1.9%
Lam Research	1.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/gxpt

GX-SA-GXPT-2026

Global X Funds

Global X U.S. 500 ETF

Ticker: GXLC

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X U.S. 500 ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/gxlc. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. 500 ETF	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,550,597	501	$415	2.80%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	1.6%
Materials	1.9%
Utilities	2.1%
Energy	3.2%
Consumer Staples	4.4%
Health Care	8.4%
Industrials	8.5%
Consumer Discretionary	9.9%
Communication Services	10.7%
Financials	10.9%
Information Technology	38.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	7.5%
Apple	6.8%
Microsoft	5.0%
Amazon.com	4.0%
Alphabet, Cl A	3.4%
Broadcom	3.2%
Alphabet, Cl C	2.9%
Tesla	2.2%
Meta Platforms, Cl A	2.1%
Micron Technology	1.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/gxlc

GX-SA-GXLC-2026

Global X Funds

Global X U.S. Natural Gas ETF

Ticker: LNGX

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X U.S. Natural Gas ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/lngx. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Natural Gas ETF	$24	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$53,054,428	35	$75,526	16.92%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Utilities	3.1%
Energy	96.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Expand Energy	8.1%
EQT	8.1%
Ovintiv	6.8%
Antero Resources	4.6%
Occidental Petroleum	4.1%
Diamondback Energy	4.1%
APA	4.0%
EOG Resources	4.0%
Permian Resources, Cl A	4.0%
Cheniere Energy	4.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/lngx

GX-SA-LNGX-2026

Global X Funds

Global X Zero Coupon Bond 2030 ETF

Ticker: ZCBA

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Zero Coupon Bond 2030 ETF (the "Fund") for the period from January 6, 2026 (commencement of operations) to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/zcba. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Zero Coupon Bond 2030 ETF	$3	0.07%Footnote Reference†
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.
Footnote†	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$494,027	4	$142	100.45%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	99.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury STRIPS, 0.00%, 08/15/2030	25.2%
U.S. Treasury STRIPS, 0.00%, 05/15/2030	24.9%
U.S. Treasury STRIPS, 0.00%, 11/15/2030	24.9%
U.S. Treasury STRIPS, 0.00%, 02/15/2030	24.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/zcba

GX-SA-ZCBA-2026

Global X Funds

Global X Zero Coupon Bond 2031 ETF

Ticker: ZCBB

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Zero Coupon Bond 2031 ETF (the "Fund") for the period from January 6, 2026 (commencement of operations) to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/zcbb. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Zero Coupon Bond 2031 ETF	$3	0.07%Footnote Reference†
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.
Footnote†	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$493,946	4	$224	1.29%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury STRIPS, 0.00%, 08/15/2031	25.7%
U.S. Treasury STRIPS, 0.00%, 11/15/2031	24.8%
U.S. Treasury STRIPS, 0.00%, 05/15/2031	24.7%
U.S. Treasury STRIPS, 0.00%, 02/15/2031	24.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/zcbb

GX-SA-ZCBB-2026

Global X Funds

Global X Zero Coupon Bond 2032 ETF

Ticker: ZCBC

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Zero Coupon Bond 2032 ETF (the "Fund") for the period from January 6, 2026 (commencement of operations) to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/zcbc. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Zero Coupon Bond 2032 ETF	$3	0.07%Footnote Reference†
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.
Footnote†	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$494,955	4	$225	1.29%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury STRIPS, 0.00%, 11/15/2032	25.5%
U.S. Treasury STRIPS, 0.00%, 05/15/2032	25.3%
U.S. Treasury STRIPS, 0.00%, 08/15/2032	24.6%
U.S. Treasury STRIPS, 0.00%, 02/15/2032	24.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/zcbc

GX-SA-ZCBC-2026

Global X Funds

Global X Zero Coupon Bond 2033 ETF

Ticker: ZCBE

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Zero Coupon Bond 2033 ETF (the "Fund") for the period from January 6, 2026 (commencement of operations) to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/zcbe. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Zero Coupon Bond 2033 ETF	$3	0.07%Footnote Reference†
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.
Footnote†	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$494,975	4	$225	1.38%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury STRIPS, 0.00%, 11/15/2033	25.4%
U.S. Treasury STRIPS, 0.00%, 08/15/2033	25.3%
U.S. Treasury STRIPS, 0.00%, 02/15/2033	24.7%
U.S. Treasury STRIPS, 0.00%, 05/15/2033	24.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/zcbe

GX-SA-ZCBE-2026

Global X Funds

Global X Zero Coupon Bond 2034 ETF

Ticker: ZCBF

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Zero Coupon Bond 2034 ETF (the "Fund") for the period from January 6, 2026 (commencement of operations) to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/zcbf. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Zero Coupon Bond 2034 ETF	$3	0.07%Footnote Reference†
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.
Footnote†	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$494,439	4	$224	1.39%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury STRIPS, 0.00%, 08/15/2034	25.4%
U.S. Treasury STRIPS, 0.00%, 11/15/2034	25.0%
U.S. Treasury STRIPS, 0.00%, 02/15/2034	24.6%
U.S. Treasury STRIPS, 0.00%, 05/15/2034	24.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/zcbf

GX-SA-ZCBF-2026

Global X Funds

Global X Zero Coupon Bond 2035 ETF

Ticker: ZCBG

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Zero Coupon Bond 2035 ETF (the "Fund") for the period from January 6, 2026 (commencement of operations) to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/zcbg. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Zero Coupon Bond 2035 ETF	$3	0.07%Footnote Reference†
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.
Footnote†	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$494,744	4	$208	1.87%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury STRIPS, 0.00%, 08/15/2035	25.3%
U.S. Treasury STRIPS, 0.00%, 05/15/2035	25.2%
U.S. Treasury STRIPS, 0.00%, 11/15/2035	24.7%
U.S. Treasury STRIPS, 0.00%, 02/15/2035	24.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/zcbg

GX-SA-ZCBG-2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X MLP ETF (ticker: MLPA)
Global X MLP & Energy Infrastructure ETF (ticker: MLPX)
Global X Alternative Income ETF (ticker: ALTY)
Global X Conscious Companies ETF (ticker: KRMA)
Global X U.S. Preferred ETF (ticker: PFFD)
Global X S&P 500® Quality Dividend ETF (ticker: QDIV)
Global X Adaptive U.S. Factor ETF (ticker: AUSF)
Global X Variable Rate Preferred ETF (ticker: PFFV)
Global X Adaptive U.S. Risk Management ETF (ticker: ONOF)
Global X 1-3 Month T-Bill ETF (ticker: CLIP)
Global X U.S. Cash Flow Kings 100 ETF (ticker: FLOW)
Global X Short-Term Treasury Ladder ETF (ticker: SLDR)
Global X Intermediate-Term Treasury Ladder ETF (ticker: MLDR)
Global X Long-Term Treasury Ladder ETF (ticker: LLDR)
Global X PureCapSM MSCI Communication Services ETF (ticker: GXPC)
Global X PureCapSM MSCI Consumer Discretionary ETF (ticker: GXPD)
Global X PureCapSM MSCI Consumer Staples ETF (ticker: GXPS)
Global X PureCapSM MSCI Energy ETF (ticker: GXPE)
Global X PureCapSM MSCI Information Technology ETF (ticker: GXPT)
Global X U.S. 500 ETF (ticker: GXLC)
Global X U.S. Natural Gas ETF (ticker: LNGX)
Global X Zero Coupon Bond 2030 ETF (ticker: ZCBA)
Global X Zero Coupon Bond 2031 ETF (ticker: ZCBB)
Global X Zero Coupon Bond 2032 ETF (ticker: ZCBC)
Global X Zero Coupon Bond 2033ETF (ticker: ZCBE)
Global X Zero Coupon Bond 2034 ETF (ticker: ZCBF)
Global X Zero Coupon Bond 2035 ETF (ticker: ZCBG)

Semi-Annual Financials and Other Information

May 31, 2026

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.6%
Energy — 96.2%
Cheniere Energy Partners	2,338,105	$138,111,862
CrossAmerica Partners	100	2,162
Delek Logistics Partners	1,102,115	54,422,439
Energy Transfer	16,294,420	312,364,031
Enterprise Products Partners	7,575,482	278,701,983
Genesis Energy (A)	6,336,211	95,233,251
Global Partners (A)	1,724,928	81,658,091
Martin Midstream Partners	100	243
MPLX	4,785,661	261,536,374
NGL Energy Partners *	100	1,710
Plains All American Pipeline	11,241,713	252,151,623
Sunoco	2,969,966	192,869,592
USA Compression Partners	4,597,694	126,574,516
USD Partners *	100	—
Western Midstream Partners	5,330,893	228,535,383
		2,022,163,260
Utilities — 3.4%
Suburban Propane Partners (A)	3,740,866	72,572,800
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $871,526,237)		2,094,736,060

COMMON STOCK — 9.4%
Energy — 9.4%
Hess Midstream, Cl A	5,242,374	196,589,025
ONEOK	100	8,394
Summit Midstream *	100	2,665
		196,600,084
Utilities — 0.0%
Star Group	100	1,255
TOTAL COMMON STOCK (Cost $163,505,695)		196,601,339
TOTAL INVESTMENTS — 109.0% (Cost $1,035,031,932)		$2,291,337,399

Percentages are based on Net Assets of $2,102,686,276.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X MLP ETF

* Non-income producing security.

(A) Affiliated investment.

As of May 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2026:

Value 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 5/31/2026	Income	Capital Gains
Genesis Energy

$91,815,528	$10,937,160	$(5,776,345)	$(1,628,886)	$(114,206)	$95,233,251	$—	$—
Global Partners

72,211,773	6,837,337	(5,740,506)	8,871,809	(522,322)	81,658,091	—	—
Suburban Propane Partners

66,810,405	7,768,458	(3,776,715)	1,858,573	(87,921)	72,572,800	—	—
Totals:

$230,837,706	$25,542,955	$(15,293,566)	$9,101,496	$(724,449)	$249,464,142	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 74.3%
CANADA — 25.3%
Energy — 25.3%
Enbridge	5,743,585	$314,403,843
Pembina Pipeline (A)	3,322,739	154,673,500
South Bow	2,161,777	77,737,501
TC Energy	4,738,837	315,701,321

TOTAL CANADA		862,516,165
UNITED STATES — 49.0%
Energy — 49.0%
Antero Midstream	3,396,409	71,188,733
Archrock	1,769,501	59,260,588
Cheniere Energy	669,776	150,605,831
DT Midstream	1,053,943	147,530,941
Excelerate Energy, Cl A	325,568	10,724,210
Hess Midstream, Cl A	1,332,515	49,969,312
Kinder Morgan	8,593,596	267,088,964
Kinetik Holdings, Cl A	584,575	26,861,221
Kodiak Gas Services	907,928	60,694,987
NextDecade *	1,386,080	10,963,893
ONEOK	2,758,950	231,586,263
Targa Resources	871,874	222,388,901
Venture Global, Cl A	5,180,840	62,377,314
Williams	4,156,309	296,718,900

TOTAL UNITED STATES		1,667,960,058
TOTAL COMMON STOCK (Cost $2,056,181,791)		2,530,476,223

MASTER LIMITED PARTNERSHIPS — 25.5%
UNITED STATES— 25.5%
Energy — 25.5%
Cheniere Energy Partners	486,370	28,729,876
Delek Logistics Partners	237,822	11,743,650
Energy Transfer	7,929,867	152,015,550
Enterprise Products Partners	4,115,531	151,410,386
Genesis Energy	1,319,355	19,829,906
MPLX	2,905,385	158,779,290
NGL Energy Partners *	1,255,004	21,460,568

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Plains All American Pipeline	5,613,918	$125,920,181
Plains GP Holdings, Cl A	2,016,132	49,092,814
USA Compression Partners	960,291	26,436,811
Western Midstream Partners	2,905,804	124,571,818
TOTAL UNITED STATES		869,990,850
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $505,302,761)		869,990,850

	Face Amount
U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Bills 3.638%, 06/30/2026(B)	$150,000,000	149,561,828
TOTAL U.S. TREASURY OBLIGATIONS (Cost $149,576,792)		149,561,828

	Shares
SHORT-TERM INVESTMENT(C)(D) — 1.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.550% (Cost $34,706,225)	34,706,225	34,706,225
TOTAL INVESTMENTS — 105.2% (Cost $2,745,767,569)		$3,584,735,126

Percentages are based on Net Assets of $3,406,960,311.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $33,483,415.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $34,706,225. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $0.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2026.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X MLP & Energy Infrastructure ETF

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,530,476,223	$—	$—	$2,530,476,223
Master Limited Partnerships	869,990,850	—	—	869,990,850
U.S Treasury Obligations	—	149,561,828	—	149,561,828
Short-Term Investment	34,706,225	—	—	34,706,225
Total Investments in Securities	$3,435,173,298	$149,561,828	$—	$3,584,735,126

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Alternative Income ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 81.0%
International Equity — 20.7%
Global X SuperDividend® REIT ETF (A)(B)	407,621	$9,171,473
Domestic Equity — 40.4%
Global X Nasdaq 100® Covered Call ETF (B)(C)	499,606	9,032,876
Global X U.S. Preferred ETF (B)(D)	465,505	8,853,905
		17,886,781
Foreign Fixed Income — 19.9%
Global X Emerging Markets Bond ETF (B)(E)	367,546	8,795,376
TOTAL EXCHANGE-TRADED FUNDS (Cost $39,821,563)		35,853,630

COMMON STOCK — 10.3%
Energy — 3.6%
Antero Midstream	24,868	521,233
Hess Midstream, Cl A	14,235	533,813
ONEOK	6,349	532,935
		1,587,981
Utilities — 6.7%
Avista	14,731	610,894
Brookfield Infrastructure, Cl A	14,711	610,948
Edison International	8,079	565,045
Northwestern Energy Group	8,803	621,580
Portland General Electric	11,222	562,447
		2,970,914
TOTAL COMMON STOCK (Cost $3,922,699)		4,558,895

MASTER LIMITED PARTNERSHIPS — 8.6%
Energy — 8.6%
Alliance Resource Partners	20,453	508,257
Black Stone Minerals	38,160	517,449
Dorchester Minerals	20,810	563,535
Energy Transfer	29,992	574,947
Enterprise Products Partners	15,000	551,850
MPLX	9,747	532,673

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Alternative Income ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Sunoco	8,800	$571,472
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,119,172)		3,820,183
TOTAL INVESTMENTS — 99.9% (Cost $45,863,434)		$44,232,708

Percentages are based on Net Assets of $44,288,621.

(A)	For financial information on the Global X SuperDividend® REIT ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	For financial information on the Global X Nasdaq 100® Covered Call ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(D)	For financial information on the Global X U.S. Preferred ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(E)	For financial information on the Global X Emerging Markets Bond ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.

As of May 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2026:

Value 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 5/31/2026	Income	Capital Gains
Global X SuperDividend® REIT ETF

$7,974,987	$1,458,778	$(443,617)	$205,357	$(24,032)	$9,171,473	$353,985	$—
Global X Emerging Markets Bond ETF

7,812,291	1,463,097	(425,138)	(66,415)	11,541	8,795,376	241,047	—
Global X Nasdaq 100® Covered Call ETF

7,971,858	1,409,193	(826,817)	391,457	87,185	9,032,876	343,008	—
Global X U.S. Preferred ETF

7,406,212	1,825,543	(412,874)	45,034	(10,010)	8,853,905	260,511	—
Totals:

$31,165,348	$6,156,611	$(2,108,446)	$575,433	$64,684	$35,853,630	$1,198,551	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES — 99.9%
Communication Services — 9.6%
Alphabet, Cl A	15,952	$6,067,184
Comcast, Cl A	18,573	461,910
Electronic Arts	2,900	584,988
Live Nation Entertainment *	3,841	646,863
Meta Platforms, Cl A	2,322	1,468,688
Netflix *	6,328	544,335
Trade Desk, Cl A *	26,017	560,926
Verizon Communications	12,446	595,043
Versant Media Group	14,534	626,997
		11,556,934
Consumer Discretionary — 10.7%
Amazon.com *	13,556	3,668,796
Booking Holdings	3,330	557,542
BorgWarner	10,483	752,889
Dick’s Sporting Goods	2,621	596,461
eBay	5,691	621,856
Hilton Worldwide Holdings	1,761	577,009
Home Depot	1,730	548,652
Lear	4,537	649,335
Lululemon Athletica *	4,154	544,922
Marriott International, Cl A	1,599	600,584
NIKE, Cl B	13,142	607,555
PulteGroup	4,505	532,401
Tesla *	2,174	947,408
TJX	3,711	574,277
Ulta Beauty *	1,043	530,731
Yum! Brands	3,654	540,609
		12,851,027
Consumer Staples — 3.4%
Coca-Cola	7,704	608,693
Colgate-Palmolive	7,022	632,893
Costco Wholesale	582	556,578
Kimberly-Clark	6,009	586,478
PepsiCo	3,776	544,462
Procter & Gamble	4,035	579,265

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Walmart	4,451	$515,203
		4,023,572
Energy — 1.9%
Chevron	3,130	571,100
ConocoPhillips	4,726	538,669
EOG Resources	4,388	585,271
ONEOK	6,740	565,756
		2,260,796
Financials — 11.3%
American Express	1,848	584,837
Bank of America	11,216	578,746
Bank of New York Mellon	4,345	605,823
Capital One Financial	2,993	562,474
Charles Schwab	6,606	577,034
Citigroup	4,579	576,496
FactSet Research Systems	2,579	633,067
Hartford Insurance Group	4,209	535,090
JPMorgan Chase	1,888	565,097
Mastercard, Cl A	1,168	576,969
MetLife	7,738	639,855
Moody’s	1,301	589,678
Morgan Stanley	3,119	648,752
Nasdaq	6,753	624,788
PayPal Holdings	11,829	529,348
Principal Financial Group	6,066	628,559
Progressive	2,859	544,354
Prudential Financial	6,238	627,792
S&P Global	1,341	568,584
Synchrony Financial	7,681	548,731
T Rowe Price Group	5,915	618,295
Travelers	1,910	557,510
Visa, Cl A	1,900	620,084
		13,541,963
Health Care — 8.6%
Abbott Laboratories	6,352	543,731
AbbVie	2,923	636,396

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Agilent Technologies	5,143	$697,031
Amgen	1,684	567,154
Boston Scientific *	8,946	432,181
Bristol-Myers Squibb	9,958	569,398
Cardinal Health	2,868	564,422
Cigna Group	2,097	581,708
Eli Lilly	641	708,305
Gilead Sciences	4,395	590,820
Intuitive Surgical *	1,229	521,883
Johnson & Johnson	2,550	574,592
Merck	5,125	608,440
Regeneron Pharmaceuticals	768	472,151
Stryker	1,784	544,281
UnitedHealth Group	1,655	629,413
Vertex Pharmaceuticals *	1,354	605,969
Zoetis, Cl A	5,070	393,888
		10,241,763
Industrials — 6.0%
Automatic Data Processing	2,960	656,646
Booz Allen Hamilton Holding, Cl A	7,438	588,941
Caterpillar	704	616,613
Cummins	895	578,734
Delta Air Lines	8,607	709,905
General Dynamics	1,847	640,577
Jacobs Solutions	4,612	552,794
Lockheed Martin	1,112	589,860
Oshkosh	3,844	499,720
Owens Corning	4,683	589,215
Union Pacific	2,165	568,616
United Parcel Service, Cl B	5,463	582,847
		7,174,468
Information Technology — 44.0%
Adobe *	2,463	638,434
Advanced Micro Devices *	1,927	994,525
Akamai Technologies *	6,107	913,241
Amphenol, Cl A	3,918	582,842
Analog Devices	1,457	602,979

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Apple	22,870	$7,136,812
Applied Materials	1,457	655,737
Arista Networks *	3,410	543,793
Arrow Electronics *	3,138	673,509
Autodesk *	2,537	586,833
Avnet	7,535	655,018
Broadcom	6,045	2,700,725
Cadence Design Systems *	1,872	701,869
CDW	4,309	540,564
Cirrus Logic *	3,405	578,680
Cisco Systems	6,643	799,950
Crowdstrike Holdings, Cl A *	1,322	966,382
Dell Technologies, Cl C	2,774	1,167,604
Dynatrace *	17,162	730,930
First Solar *	3,000	920,370
Gartner *	3,954	641,339
Hewlett Packard Enterprise	21,070	906,853
HP	29,176	788,919
HubSpot *	2,741	604,747
Intuit	1,534	508,567
Keysight Technologies *	1,698	574,484
Littelfuse	1,465	683,965
Micron Technology	1,222	1,186,562
Microsoft	10,947	4,928,777
Monolithic Power Systems	372	582,630
Motorola Solutions	1,329	535,959
NetApp	5,429	946,220
NVIDIA	39,023	8,239,316
Oracle	3,338	753,654
Palo Alto Networks *	3,397	956,901
PTC *	4,332	600,978
QUALCOMM	4,393	1,102,731
Salesforce	3,389	647,638
ServiceNow *	6,941	863,252
Synopsys *	1,288	612,599
Teradyne	1,468	549,487
Texas Instruments	2,086	637,649
Trimble *	8,778	495,167
Universal Display	6,019	554,470

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Workday, Cl A *	5,122	$748,785
		52,742,446
Materials — 1.6%
Mosaic	24,201	578,404
Nucor	2,764	691,000
Steel Dynamics	2,615	680,292
		1,949,696
Real Estate — 1.9%
CBRE Group, Cl A *	3,941	492,783
Host Hotels & Resorts ‡	27,930	641,831
Jones Lang LaSalle *	1,743	492,066
ProLogis ‡	4,134	593,105
		2,219,785
Utilities — 0.9%
American Water Works	4,351	536,348
Exelon	12,568	573,603
		1,109,951
TOTAL UNITED STATES		119,672,401
TOTAL COMMON STOCK (Cost $106,842,380)		119,672,401
TOTAL INVESTMENTS — 99.9% (Cost $106,842,380)		$119,672,401

Percentages are based on Net Assets of $119,763,591.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of May 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.5%
BERMUDA—1.1%
Financials — 1.0%
Aspen Insurance Holdings, 7.000%	176,506	$4,333,222
Aspen Insurance Holdings, 5.625%	173,232	3,501,019
Aspen Insurance Holdings, 5.625%	172,857	3,491,712
RenaissanceRe Holdings, 5.750%	194,220	4,111,637
RenaissanceRe Holdings, 4.200%	354,855	5,368,956
		20,806,546
Industrials — 0.1%
Triton International, 7.375%	135,469	3,323,055
TOTAL BERMUDA		24,129,601
CANADA—1.0%
Energy — 0.3%
TransCanada PipeLines, 6.250%	261,827	6,260,283
Financials — 0.2%
Brookfield Finance, 4.625%	281,020	4,364,241
Utilities — 0.5%
Algonquin Power & Utilities, 8.864%, US0003M + 4.010% (A)	245,864	6,380,171
Brookfield BRP Holdings Canada, 4.625%	274,155	4,038,303
		10,418,474
TOTAL CANADA		21,042,998
UNITED STATES— 97.4%
Communication Services — 5.4%
AT&T, 5.350%	956,105	20,097,327
AT&T, 5.000%	855,299	16,746,754
AT&T, 4.750%	1,261,557	23,288,342
Qwest, 6.750% (B)	470,499	9,198,256
Qwest, 6.500% (B)	696,232	13,506,901
Telephone and Data Systems, 6.625%	293,577	6,455,758
Telephone and Data Systems, 6.000%	494,888	9,714,652
T-Mobile USA, 6.250%	278,984	6,790,471
T-Mobile USA, 5.500%	285,921	6,118,709
T-Mobile USA, 5.500%	280,734	5,985,249
		117,902,419
Consumer Discretionary — 1.5%
Ford Motor, 6.500%	454,764	10,050,284
Ford Motor, 6.200%	539,216	11,350,497
Ford Motor, 6.000%	592,526	12,075,680
		33,476,461
Financials — 58.9%
AEGON Funding, 5.100%	687,317	13,086,516

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Affiliated Managers Group, 6.750%	320,024	$7,619,771
Affiliated Managers Group, 5.875%	208,458	4,175,414
Allstate, 7.375%	436,570	11,398,843
Allstate, 7.100%, TSFR3M + 3.427% (A)	353,715	9,147,070
Allstate, 5.100%	835,720	16,881,544
Allstate, 4.750%	213,420	3,999,491
American National Group, 7.375%	215,393	5,309,437
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	423,966	11,052,794
Arch Capital Group, 5.450%	232,172	4,599,327
Arch Capital Group, 4.550%	351,990	5,814,875
Ares Management, 6.750%	521,889	21,882,806
Associated Banc-Corp, 6.625%, H15T5Y + 2.812% (A)	211,871	5,243,807
Assurant, 5.250%	174,168	3,380,601
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	353,703	9,022,964
Athene Holding, 7.250%, H15T5Y + 2.986% (A)	406,000	10,170,300
Athene Holding, 6.350%, TSFR3M + 4.253% (A)	618,360	15,205,472
Athene Holding, 5.625%	242,144	4,591,050
Athene Holding, 4.875%	402,662	6,579,497
Atlanticus Holdings, 9.250%	129,722	3,316,992
Axis Capital Holdings, 5.500%	397,455	7,770,245
Banc of California, 7.750%, H15T5Y + 4.820% (A)	365,052	9,181,058
Bank of America, 7.250%	23,472	28,314,039
Bank of America, 6.450%	331,905	8,496,768
Bank of America, 6.000%	426,337	10,632,845
Bank of America, 5.875%	269,119	6,606,871
Bank of America, 5.375%	435,902	9,502,664
Bank of America, 5.000%	411,157	8,297,148
Bank of America, 4.750%	216,398	4,102,906
Bank of America, 4.574%, TSFR3M + 0.912% (A)	94,342	1,835,895
Bank of America, 4.403%, TSFR3M + 0.762% (A)	126,186	2,473,246
Bank of America, 4.375%	338,953	5,928,288
Bank of America, 4.263%, TSFR3M + 0.612% (A)	101,457	1,940,872

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 4.250%	408,916	$6,951,572
Bank of America, 4.125%	288,061	4,793,335
Bank of Hawaii, 8.000%	131,308	3,457,340
Bank of New York Mellon, 6.150%, H15T5Y + 2.161% (A)	354,085	9,110,607
Bank OZK, 4.625%	247,221	4,042,063
Brighthouse Financial, 6.750%	281,203	4,358,646
Brighthouse Financial, 6.600%	296,821	4,502,775
Brighthouse Financial, 6.250%	264,141	4,347,761
Brighthouse Financial, 5.375%	402,475	4,958,492
Brighthouse Financial, 4.625%	269,960	2,964,161
Capital One Financial, 5.000%	1,069,414	19,527,500
Capital One Financial, 4.800%	889,123	15,648,565
Capital One Financial, 4.375%	479,828	7,691,643
Capital One Financial, 4.250%	299,580	4,712,393
Carlyle Finance, 4.625%	350,027	5,792,947
Charles Schwab, 5.950%	534,342	13,027,258
Charles Schwab, 4.450%	426,393	7,504,517
Citigroup Capital XIII, 10.295%, TSFR3M + 6.632% (A)	1,662,433	47,728,451
Citizens Financial Group, 7.375%	284,004	7,350,023
Citizens Financial Group, 6.500%, H15T5Y + 2.629% (A)	282,419	7,156,497
Citizens Financial Group, 5.000%	323,697	5,988,394
Corebridge Financial, 6.375%	425,320	9,769,600
Equitable Holdings, 5.250%	577,652	11,252,661
Equitable Holdings, 4.300%	238,892	3,913,051
F&G Annuities & Life, 7.950%	243,617	6,092,861
F&G Annuities & Life, 7.300%	266,246	5,782,863
Fifth Third Bancorp, 7.671%, TSFR3M + 3.972% (A)	319,394	8,170,098
Fifth Third Bancorp, 6.875%, H15T5Y + 3.125% (A)	281,701	7,341,128
Fifth Third Bancorp, 4.950%	198,496	3,682,101
First Citizens BancShares, 5.375%	242,706	4,871,109
Goldman Sachs Group, 4.659%, TSFR3M + 1.012% (A)	157,755	3,148,790
Goldman Sachs Group, 4.659%, TSFR3M + 1.012% (A)	531,752	10,475,514

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Goldman Sachs Group, 4.579%, TSFR3M + 0.932% (A)	968,454	$18,826,746
Hartford Insurance Group, 6.000%	245,834	6,111,433
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	229,739	5,773,341
Huntington Bancshares, 4.500%	354,711	5,891,750
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	395,063	10,176,823
JPMorgan Chase, 6.000%	879,088	22,205,763
JPMorgan Chase, 5.750%	806,863	19,380,849
JPMorgan Chase, 4.750%	425,620	8,184,673
JPMorgan Chase, 4.625%	879,674	16,502,684
JPMorgan Chase, 4.550%	710,573	13,110,072
JPMorgan Chase, 4.200%	947,402	16,390,055
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	427,321	10,798,402
KeyCorp, 5.650%	304,020	6,363,139
KeyCorp, 5.625%	319,878	6,682,251
KKR, 6.875%	420,726	10,261,507
KKR, 6.250% (C)	882,590	36,856,958
KKR Group Finance IX, 4.625%	353,342	5,731,207
Lincoln National, 9.000%	354,673	9,310,166
M&T Bank, 7.500%	532,287	13,972,534
M&T Bank, 6.350%	318,613	7,981,256
Merchants Bancorp, 8.250%, H15T5Y + 4.340% (A)	112,616	2,866,077
Merchants Bancorp, 7.625%	178,554	4,415,640
MetLife, 5.625%	574,683	12,872,899
MetLife, 4.936%, TSFR3M + 1.262% (A)	429,065	9,559,568
MetLife, 4.750%	715,784	13,256,320
Morgan Stanley, Ser E, 7.125%	426,866	10,850,934
Morgan Stanley, Ser F, 6.875%, US0003M + 3.940%	420,037	10,626,936
Morgan Stanley, 6.625%	496,292	12,670,335
Morgan Stanley, 6.500%	493,943	12,452,303
Morgan Stanley, 6.375%	495,140	12,428,014
Morgan Stanley, 5.850%	516,470	12,276,492
Morgan Stanley, 4.875%	260,182	5,159,409
Morgan Stanley, 4.635%, TSFR3M + 0.962% (A)	535,319	10,535,078
Morgan Stanley, 4.250%	639,142	10,954,894

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
National Rural Utilities Cooperative Finance, 5.500%	178,142	$4,227,310
Navient, 6.000%	209,048	3,825,578
New Mountain Finance, 8.250%	91,881	2,318,158
Northern Trust, 4.700%	285,003	5,378,007
Pinnacle Financial Partners, 7.265%, TSFR3M + 3.614% (A)	139,350	3,571,540
Prudential Financial, 5.950%	214,105	4,950,108
Prudential Financial, 5.625%	403,812	9,081,732
Prudential Financial, 4.125%	356,729	5,814,683
Regions Financial, 6.950%, H15T5Y + 2.771% (A)	355,231	9,101,018
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	354,832	8,664,997
Regions Financial, 4.450%	281,860	4,616,867
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	498,009	12,634,488
Shift4 Payments, 6.000%	190,913	10,832,404
State Street, 5.350%, TSFR3M + 3.971% (A)	356,327	7,807,125
Stifel Financial, 6.125%	156,488	3,563,232
Stifel Financial, 4.500%	208,990	3,483,863
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	354,323	9,162,793
Synchrony Financial, 5.625%	533,696	10,476,452
Texas Capital Bancshares, 5.750%	209,103	4,428,802
TPG Operating Group II, 6.950%	279,629	6,713,892
Truist Financial, 5.250%	407,672	8,585,572
Truist Financial, 4.750%	659,290	12,130,936
Truist Financial, 4.443%, TSFR3M + 0.792% (A)	133,655	2,607,609
UMB Financial, 7.750%, H15T5Y + 3.743% (A)	212,246	5,717,907
Unum Group, 6.250%	211,371	4,908,035
US Bancorp, 5.500%	414,145	9,082,200
US Bancorp, 4.955%, TSFR3M + 1.282% (A)	10,287	7,931,380
US Bancorp, 4.535%, TSFR3M + 0.862% (A)	713,691	13,574,403
US Bancorp, 4.500%	323,762	5,704,686
US Bancorp, 4.000%	539,366	8,451,865
US Bancorp, 3.750%	387,170	5,776,576
Valley National Bancorp, 8.250%, H15T5Y + 4.182% (A)	116,214	3,044,807

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	211,788	$5,053,262
W R Berkley, 5.100%	211,843	4,118,228
W R Berkley, 4.125%	230,910	3,634,523
WaFd, 4.875%	239,531	3,880,402
Wells Fargo, 7.500%	41,606	48,817,152
Wells Fargo, 5.625%	301,871	7,081,894
Wells Fargo, 4.750%	863,451	16,077,458
Wells Fargo, 4.700%	500,392	9,207,213
Wells Fargo, 4.375%	441,183	7,588,348
Wells Fargo, 4.250%	537,013	8,989,598
WesBanco, 7.375%, H15T5Y + 3.795% (A)	161,854	4,158,029
Wintrust Financial, 7.875%, H15T5Y + 3.878% (A)	302,330	7,927,093
		1,279,814,865
Health Care — 0.9%
Bruker, 6.375%	46,891	20,447,289
Industrials — 5.4%
Boeing, 6.000%	1,415,276	102,069,705
Pitney Bowes, 6.700%	248,515	5,156,686
QXO, 5.500%	196,413	9,561,385
		116,787,776
Information Technology — 6.0%
Hewlett Packard Enterprise, 7.625%	531,735	58,847,112
Microchip Technology, 7.500%	477,697	38,344,738
Novanta, 6.500%	220,142	14,736,306
Strategy, 8.000%	252,110	17,715,770
		129,643,926
Real Estate — 4.0%
Brookfield Property Partners, 6.500%	136,062	2,113,043
Brookfield Property Preferred, 6.250%	446,480	7,791,076
Digital Realty Trust, 5.850% ‡	146,781	3,345,139
Digital Realty Trust, 5.250% ‡	140,081	2,887,070
Digital Realty Trust, 5.200% ‡	244,603	4,989,901
Kimco Realty, 5.250% ‡	183,057	3,681,276
Public Storage, 5.600% ‡	220,792	4,875,087
Public Storage, 5.150% ‡	197,456	3,980,713
Public Storage, 5.050% ‡	211,481	4,250,768
Public Storage, 4.875% ‡	225,720	4,318,024
Public Storage, 4.750% ‡	178,194	3,323,318
Public Storage, 4.700% ‡	205,001	3,741,268

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Public Storage, 4.625% ‡	406,188	$7,412,931
Public Storage, 4.100% ‡	175,099	2,784,074
Public Storage, 4.000% ‡	335,115	5,278,061
Public Storage, 4.000% ‡	430,911	6,795,467
Public Storage, 3.900% ‡	135,868	2,058,400
RLJ Lodging Trust, 1.950% ‡	222,228	5,564,589
Vornado Realty Trust, 5.400% ‡	211,705	3,709,072
Vornado Realty Trust, 4.450% ‡	207,482	3,099,781
		85,999,058
Utilities — 15.3%
CMS Energy, 5.875%	201,644	4,585,385
CMS Energy, 5.875%	473,570	10,858,960
CMS Energy, 5.625%	152,629	3,281,524
DTE Energy, 6.250%	431,191	10,581,427
DTE Energy, 5.250%	286,148	6,020,554
DTE Energy, 4.375%	178,072	3,002,294
DTE Energy, 4.375%	221,637	3,741,233
Duke Energy, 5.750%	712,127	17,596,658
Duke Energy, 5.625%	355,187	8,467,658
Entergy Arkansas, 4.875%	290,224	5,845,111
Entergy Louisiana, 4.875%	189,455	3,808,046
Entergy Mississippi, 4.900%	185,057	3,839,933
Georgia Power, 5.000%	209,627	4,645,334
NextEra Energy, 7.299%	701,574	37,120,280
NextEra Energy, 7.234%	527,554	26,129,750
NextEra Energy Capital Holdings, 6.500%	620,288	15,358,331
NextEra Energy Capital Holdings, 5.650%	491,896	11,397,230
PG&E, 6.000%	568,247	22,996,956
SCE Trust II, 5.100%	167,279	2,927,383
SCE Trust VI, 5.000%	335,509	5,821,081
SCE Trust VII, 7.500%	392,064	9,742,790
SCE Trust VIII, 6.950%	247,720	5,922,985
Sempra, 5.750%	560,705	11,999,087
Southern, 7.125%	710,704	35,748,411
Southern, 6.500%	401,677	10,150,378
Southern, 5.250%	320,614	6,764,955
Southern, 4.950%	753,687	14,742,118
Southern, 4.200%	536,970	9,085,532
Tennessee Valley Authority, 2.134%, H15T30Y + 0.940% (A)	179,376	4,288,880

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
Xcel Energy, 6.250%	636,047	$15,284,209
		331,754,473
TOTAL UNITED STATES		2,115,826,267
TOTAL PREFERRED STOCK (Cost $2,250,686,581)		2,160,998,866

SHORT-TERM INVESTMENT(D)(E) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.550% (Cost $9,450,000)	9,450,000	9,450,000
TOTAL INVESTMENTS — 99.9% (Cost $2,260,136,581)		$2,170,448,866

Percentages are based on Net Assets of $2,173,453,637.

‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $9,396,000.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $9,450,000. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $0.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2026.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Preferred Stock	$2,138,293,709	$—	$22,705,157	$2,160,998,866
Short-Term Investment	9,450,000	—	—	9,450,000
Total Investments in Securities	$2,147,743,709	$—	$22,705,157	$2,170,448,866

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. Preferred ETF

inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.7%
Communication Services — 3.5%
AT&T	24,027	$595,870
Comcast, Cl A	22,473	558,903
		1,154,773
Consumer Discretionary — 4.5%
Best Buy	7,904	616,117
NIKE, Cl B	8,902	411,539
Pool	2,435	441,709
		1,469,365
Consumer Staples — 22.0%
Brown-Forman, Cl B	19,285	496,010
Coca-Cola	8,347	659,497
Colgate-Palmolive	7,537	679,310
Constellation Brands, Cl A	3,946	547,784
Hormel Foods	24,680	573,316
Kenvue	33,833	584,634
Kimberly-Clark	5,681	554,466
McCormick	9,109	431,493
Mondelez International, Cl A	10,806	661,003
Procter & Gamble	4,191	601,660
Target	6,155	782,116
Tyson Foods, Cl A	10,163	620,146
		7,191,435
Energy — 11.5%
Chevron	3,846	701,741
EOG Resources	5,260	701,579
Marathon Petroleum	3,044	757,256
SLB	14,584	795,557
Valero Energy	3,309	810,109
		3,766,242
Financials — 6.9%
Blackstone	3,741	437,585
Cincinnati Financial	3,603	567,184
Principal Financial Group	6,495	673,012
T Rowe Price Group	5,658	591,431
		2,269,212
Health Care — 14.4%
Amgen	1,858	625,756
Becton Dickinson	2,952	434,298
Cigna Group	2,232	619,157

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	4,799	$645,130
Johnson & Johnson	2,837	639,261
Medtronic PLC	5,813	429,057
Merck	5,965	708,165
Pfizer	22,731	595,098
		4,695,922
Industrials — 16.4%
A O Smith	8,626	489,267
Automatic Data Processing	2,259	501,137
Fastenal	14,318	632,856
Illinois Tool Works	2,311	571,464
Lockheed Martin	1,252	664,123
Snap-On	1,682	624,375
Stanley Black & Decker	7,725	613,519
Union Pacific	2,489	653,711
United Parcel Service, Cl B	5,881	627,444
		5,377,896
Information Technology — 8.4%
Accenture PLC, Cl A	2,151	402,388
Cisco Systems	7,303	879,427
QUALCOMM	3,216	807,280
Skyworks Solutions	8,516	662,971
		2,752,066
Materials — 12.1%
Avery Dennison	3,309	526,363
CF Industries Holdings	7,653	859,814
DuPont de Nemours	14,218	688,435
Mosaic	24,673	589,685
Packaging Corp of America	2,892	633,088
PPG Industries	5,835	659,238
		3,956,623
TOTAL COMMON STOCK (Cost $32,000,266)		32,633,534
TOTAL INVESTMENTS — 99.7% (Cost $32,000,266)		$32,633,534

Percentages are based on Net Assets of $32,725,253.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X S&P 500® Quality Dividend ETF

As of May 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES — 99.8%
Communication Services — 8.6%
Alphabet, Cl A	1,882	$715,800
Alphabet, Cl C	1,891	711,829
AT&T	649,029	16,095,919
Charter Communications, Cl A *	17,387	2,504,597
Comcast, Cl A	143,546	3,569,989
Electronic Arts	62,368	12,580,873
New York Times, Cl A	76,577	5,759,356
News, Cl A	23,727	619,275
News, Cl B	20,577	613,606
Sirius XM Holdings	148,396	4,380,650
Take-Two Interactive Software *	2,959	663,290
T-Mobile US	37,257	6,986,805
Verizon Communications	366,758	17,534,700
		72,736,689
Consumer Discretionary — 9.2%
ADT	578,254	3,880,084
Best Buy	66,390	5,175,101
Boyd Gaming	48,964	4,048,344
CarMax *	106,483	4,751,271
Gap	162,653	3,440,111
Lear	32,559	4,659,844
Lennar, Cl A	44,622	4,006,163
Lennar, Cl B (A)	45,882	4,041,287
Lithia Motors, Cl A	15,232	4,430,836
LKQ	134,275	3,641,538
McDonald’s	21,767	6,077,346
Mohawk Industries *	38,862	4,174,556
O’Reilly Automotive *	7,193	624,928
Penske Automotive Group	26,448	4,426,602
Red Rock Resorts, Cl A	75,725	4,420,826
Taylor Morrison Home, Cl A *	64,828	3,792,438
TJX	79,828	12,353,383
		77,944,658
Consumer Staples — 7.8%
Albertsons, Cl A	34,552	539,357
Altria Group	175,859	12,236,269

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Archer-Daniels-Midland	61,341	$4,893,785
Bunge Global	33,899	4,179,747
Campbell’s Company (A)	202,492	4,274,606
Coca-Cola	130,115	10,280,386
Conagra Brands	287,380	3,816,406
Costco Wholesale	1,117	1,068,209
General Mills	119,822	4,051,182
Kroger	9,313	578,803
Monster Beverage *	8,781	773,431
Procter & Gamble	4,098	588,309
Smithfield Foods	145,934	3,769,475
Target	31,877	4,050,610
Walmart	97,325	11,265,369
		66,365,944
Energy — 3.1%
Antero Midstream	198,473	4,159,994
Chevron	3,393	619,087
Exxon Mobil	5,342	775,979
Kinder Morgan	132,501	4,118,131
Noble PLC	87,943	4,087,590
NOV	213,257	4,256,610
ONEOK	49,017	4,114,487
SM Energy	145,072	4,455,161
		26,587,039
Financials — 21.3%
AGNC Investment ‡	386,372	4,022,132
Ally Financial	92,235	3,948,580
Annaly Capital Management ‡	186,280	4,070,218
Aon PLC, Cl A	1,796	567,644
Bank OZK	88,741	4,294,177
Berkshire Hathaway, Cl B *	24,377	11,566,399
CBOE Global Markets	40,098	13,375,089
Chubb	2,216	690,794
Citizens Financial Group	64,732	4,030,214
CME Group, Cl A	44,242	12,101,957
CNA Financial	87,698	3,688,578
Columbia Banking System	145,380	4,309,063

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Enact Holdings	97,271	$4,064,955
Essent Group	66,733	3,863,173
Everest Group	12,222	3,960,295
First American Financial	63,392	4,198,452
FirstCash Holdings	4,338	953,970
Fiserv *	66,613	3,767,631
FNB	238,858	4,175,238
Franklin Resources	151,727	4,706,571
Global Payments	58,860	4,444,519
Huntington Bancshares	250,634	4,100,372
Intercontinental Exchange	69,027	10,205,642
Jack Henry & Associates	3,762	512,836
KeyCorp	191,243	4,079,213
Lincoln National	114,484	4,040,140
Loews	5,732	593,549
Marsh & McLennan	3,608	577,172
MGIC Investment	149,619	3,773,391
Old Republic International	13,867	516,268
OneMain Holdings, Cl A	70,590	3,904,333
Prosperity Bancshares	60,407	4,165,667
Prudential Financial	45,031	4,531,920
Regions Financial	149,401	4,183,228
Rithm Capital ‡	409,124	3,813,036
Starwood Property Trust ‡	231,109	3,947,342
T Rowe Price Group	42,087	4,399,354
Truist Financial	82,729	3,988,365
United Bankshares	97,179	4,218,540
US Bancorp	74,481	4,085,283
Valley National Bancorp	318,162	4,381,091
W R Berkley	9,391	596,704
Willis Towers Watson PLC	2,419	603,952
Zions Bancorp	68,092	4,252,345
		180,269,392
Health Care — 11.4%
Becton Dickinson	27,066	3,981,950
Bio-Rad Laboratories, Cl A *	14,020	4,380,970
Bristol-Myers Squibb	71,664	4,097,748
Cardinal Health	6,076	1,195,757

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cencora	2,061	$555,151
Cigna Group	15,339	4,255,039
CVS Health	54,579	4,965,597
Edwards Lifesciences *	7,213	623,708
Elevance Health	12,733	5,006,488
Humana	19,401	5,925,453
Johnson & Johnson	55,968	12,611,269
McKesson	785	582,815
Medtronic PLC	58,256	4,299,875
Merck	37,321	4,430,749
Pfizer	157,308	4,118,323
QIAGEN	105,464	3,858,928
Quest Diagnostics	4,299	837,875
Royalty Pharma, Cl A	254,372	14,183,783
Solventum *	61,028	4,574,049
STERIS PLC	2,763	587,773
Universal Health Services, Cl B	23,300	3,404,363
Viatris	287,430	4,673,612
Zimmer Biomet Holdings	45,318	3,731,031
		96,882,306
Industrials — 15.3%
AMETEK	3,681	831,354
Automatic Data Processing	41,398	9,183,732
Broadridge Financial Solutions	18,628	2,863,496
CACI International, Cl A *	1,131	580,780
Chart Industries *	60,783	12,631,923
CNH Industrial	402,647	4,111,026
Delta Air Lines	61,602	5,080,933
FTI Consulting *	4,115	630,336
GATX	4,104	693,904
General Dynamics	25,090	8,701,714
Honeywell International	3,056	726,900
Huntington Ingalls Industries	11,472	3,535,326
L3Harris Technologies	36,106	11,379,889
Leidos Holdings	4,102	524,236
Lockheed Martin	21,431	11,368,074
Norfolk Southern	2,132	650,175
Northrop Grumman	14,705	8,288,914

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Paychex	45,123	$4,376,029
Republic Services, Cl A	51,345	10,291,592
RTX	63,630	11,431,766
Snap-On	3,644	1,352,689
Stanley Black & Decker	55,696	4,423,376
United Parcel Service, Cl B	40,040	4,271,868
Verisk Analytics, Cl A	3,712	649,563
Waste Management	54,792	11,586,316
		130,165,911
Information Technology — 12.8%
Amdocs	199,480	12,561,256
Apple	31,028	9,682,598
Avnet	55,749	4,846,261
Cisco Systems	140,158	16,877,826
Cognizant Technology Solutions, Cl A	71,651	3,994,902
Dolby Laboratories, Cl A	9,724	542,696
Hewlett Packard Enterprise	148,898	6,408,570
HP	206,265	5,577,406
Ingram Micro Holding	138,272	3,906,184
International Business Machines	2,534	754,625
Microsoft	29,206	13,149,709
Motorola Solutions	28,611	11,538,244
Skyworks Solutions	68,217	5,310,693
Teledyne Technologies *	941	583,260
VeriSign	43,456	12,401,473
		108,135,703
Materials — 3.2%
Eastman Chemical	58,100	4,408,047
Ecolab	2,361	604,416
Linde PLC	25,557	12,719,463
Mosaic	171,889	4,108,147
Packaging Corp of America	3,071	672,273
Smurfit WestRock PLC	106,248	4,372,105
		26,884,451
Real Estate — 2.7%
Agree Realty ‡	115,487	8,563,361

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
COPT Defense Properties ‡	19,866	$636,904
Gaming and Leisure Properties ‡	12,767	599,666
NNN REIT ‡	15,622	695,335
Omega Healthcare Investors ‡	14,954	699,249
Realty Income ‡	11,558	708,274
Sun Communities ‡	32,975	4,077,689
Ventas ‡	8,567	723,226
VICI Properties, Cl A ‡	171,883	4,850,538
Welltower ‡	4,417	906,943
WP Carey ‡	9,207	685,185
		23,146,370
Utilities — 4.4%
AES	291,728	4,279,650
American Electric Power	5,120	648,550
Atmos Energy	3,222	544,937
CenterPoint Energy	13,926	588,513
CMS Energy	7,816	567,207
Consolidated Edison	5,442	574,838
Duke Energy	4,683	574,745
Edison International	60,765	4,249,904
Evergy	7,919	649,675
Eversource Energy	62,906	4,294,593
FirstEnergy	13,733	637,074
IDACORP, Cl Rights	4,575	641,735
National Fuel Gas	7,245	559,676
PPL	18,506	654,927
Southern	7,544	694,425
TXNM Energy	214,502	12,700,663
UGI	116,581	4,071,009
WEC Energy Group	5,190	576,350
		37,508,471
TOTAL UNITED STATES		846,626,934
TOTAL COMMON STOCK (Cost $815,315,932)		846,626,934

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.550% (Cost $6,586,999)	6,586,999	$6,586,999
TOTAL INVESTMENTS — 100.6% (Cost $821,902,931)		$853,213,933

Percentages are based on Net Assets of $848,041,099.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $5,182,399.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $6,586,999. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2026.

As of May 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.6%
CANADA— 1.7%
Utilities — 1.7%
Algonquin Power & Utilities, 8.864%, US0003M + 4.010% (A)	208,202	$5,402,842
TOTAL CANADA		5,402,842
UNITED STATES— 97.9%
Consumer Staples — 4.6%
CHS, Ser 2, 7.100%, US0003M + 4.298% (A)	258,594	6,488,123
CHS, Ser 3, 6.750%, US0003M + 4.155% (A)	301,460	7,509,369
		13,997,492
Energy — 1.6%
NGL Energy Partners, 11.126%, TSFR3M + 7.475% (A)	194,757	4,979,937
Financials — 90.5%
Adams Trust, 11.283%, US0003M + 6.429% ‡ (A)	112,941	2,860,796
AGNC Investment, 9.024%, TSFR3M + 5.373% ‡ (A)	114,556	2,954,399
AGNC Investment, 8.906%, TSFR3M + 5.255% ‡ (A)	143,093	3,658,888
AGNC Investment, 8.632%, TSFR3M + 4.697% ‡ (A)	204,423	5,137,150
AGNC Investment, 8.267%, TSFR3M + 4.594% ‡ (A)	82,700	2,063,365
Allstate, 7.100%, TSFR3M + 3.427% (A)	305,271	7,894,308
Annaly Capital Management, 8.950%, TSFR3M + 5.251% ‡ (A)	150,191	3,856,905
Annaly Capital Management, 8.906%, TSFR3M + 5.255% ‡ (A)	244,602	6,366,990
Annaly Capital Management, 8.085%, TSFR3M + 4.434% ‡ (A)	143,283	3,612,164
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	366,539	9,555,672
Associated Banc-Corp, 6.625%, H15T5Y + 2.812% (A)	182,933	4,527,592
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	143,205	3,653,160
Athene Holding, 7.250%, H15T5Y + 2.986% (A)	164,956	4,132,148
Athene Holding, 6.350%, TSFR3M + 4.253% (A)	248,418	6,108,599
Banc of California, 7.750%, H15T5Y + 4.820% (A)	313,721	7,890,083

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 6.450%	347,768	$8,902,861
Bank of America, 4.574%, TSFR3M + 0.912% (A)	100,258	1,951,021
Bank of America, 4.403%, TSFR3M + 0.762% (A)	135,007	2,646,137
Bank of New York Mellon, 6.150%, H15T5Y + 2.161% (A)	305,736	7,866,587
Chimera Investment, 9.753%, TSFR3M + 6.053% ‡ (A)	198,204	4,863,926
Chimera Investment, 9.300%, TSFR3M + 5.600% ‡ (A)	119,986	2,940,857
Citizens Financial Group, 6.500%, H15T5Y + 2.629% (A)	244,247	6,189,219
Fifth Third Bancorp, 7.671%, TSFR3M + 3.972% (A)	275,307	7,042,353
Fifth Third Bancorp, 6.875%, H15T5Y + 3.125% (A)	243,104	6,335,290
Goldman Sachs Group, 4.659%, TSFR3M + 1.012% (A)	252,891	4,981,953
Goldman Sachs Group, 4.579%, TSFR3M + 0.932% (A)	450,862	8,764,757
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	201,527	5,064,373
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	344,588	8,876,587
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	373,093	9,428,060
MetLife, 4.936%, TSFR3M + 1.262% (A)	369,166	8,225,018
MFA Financial, 9.258%, TSFR3M + 5.607% ‡ (A)	170,167	4,024,450
Morgan Stanley, 4.635%, TSFR3M + 0.962% (A)	674,608	13,276,285
Pinnacle Financial Partners, 7.265%, TSFR3M + 3.614% (A)	117,346	3,007,578
Regions Financial, 6.950%, H15T5Y + 2.771% (A)	275,490	7,058,054
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	277,455	6,775,451
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	427,423	10,843,722
Rithm Capital, 9.553%, TSFR3M + 5.902% ‡ (A)	171,661	4,318,991

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Rithm Capital, 8.882%, TSFR3M + 5.231% ‡ (A)	244,955	$6,018,544
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	304,540	7,875,404
Truist Financial, 4.443%, TSFR3M + 0.792% (A)	108,331	2,113,538
Two Harbors Investment, 8.924%, TSFR3M + 5.273% ‡ (A)	147,050	3,640,958
Two Harbors Investment, 7.625%, US0003M + 5.352% ‡ (A)	154,860	3,809,556
UMB Financial, 7.750%, H15T5Y + 3.743% (A)	185,274	4,991,282
US Bancorp, 4.955%, TSFR3M + 1.282% (A)	6,715	5,177,332
US Bancorp, 4.535%, TSFR3M + 0.862% (A)	457,320	8,698,226
Valley National Bancorp, 8.250%, H15T5Y + 4.182% (A)	90,616	2,374,139
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	184,373	4,399,140
WesBanco, 7.375%, H15T5Y + 3.795% (A)	139,950	3,595,315
Wintrust Financial, 7.875%, H15T5Y + 3.878% (A)	260,135	6,820,740
		277,169,923
Utilities — 1.2%
Tennessee Valley Authority, 2.134%, H15T30Y + 0.940% (A)	152,831	3,654,189
TOTAL UNITED STATES		299,801,541
TOTAL PREFERRED STOCK (Cost $306,554,587)		305,204,383
TOTAL INVESTMENTS — 99.6% (Cost $306,554,587)		$305,204,383

Percentages are based on Net Assets of $306,288,626.

‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.

As of May 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — 98.0%
AUSTRALIA — 0.1%
Materials — 0.1%
Anglogold Ashanti PLC	1,125	$108,945

BRAZIL — 0.1%
Consumer Discretionary — 0.1%
MercadoLibre *	100	169,565

FINLAND — 0.0%
Consumer Discretionary — 0.0%
Amer Sports *	334	11,884

IRELAND — 0.0%
Industrials — 0.0%
AerCap Holdings	292	40,702

MEXICO — 0.0%
Materials — 0.0%
Southern Copper	198	37,927

NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	511	164,210

SOUTH KOREA — 0.0%
Consumer Discretionary — 0.0%
Coupang, Cl A *	2,549	42,313

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	642	137,009

THAILAND — 0.1%
Information Technology — 0.1%
Fabrinet *	72	47,100

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.1%
Energy — 0.1%
TechnipFMC PLC	743	$50,836

UNITED STATES — 97.4%
Communication Services — 10.5%
Alphabet, Cl A	12,521	4,762,237
Alphabet, Cl C	10,924	4,112,121
AST SpaceMobile, Cl A *	504	57,159
AT&T	14,122	350,225
Charter Communications, Cl A *	201	28,954
Comcast, Cl A	7,853	195,304
EchoStar, Cl A *(A)	270	34,881
Electronic Arts	501	101,062
Fox, Cl A	459	29,339
Fox, Cl B	318	18,250
Live Nation Entertainment *	347	58,438
Meta Platforms, Cl A	4,692	2,967,737
Netflix *	8,863	762,395
Omnicom Group	683	49,661
Reddit, Cl A *	283	49,808
ROBLOX, Cl A *	1,398	65,916
Spotify Technology *	348	173,193
Take-Two Interactive Software *	379	84,957
TKO Group Holdings, Cl A	151	30,982
T-Mobile US	1,012	189,780
Verizon Communications	9,269	443,151
Walt Disney	3,920	399,174
Warner Bros Discovery *	4,984	134,618
Warner Music Group, Cl A	304	9,588
		15,108,930
Consumer Discretionary — 9.6%
Airbnb, Cl A *	886	118,113
Amazon.com *	20,622	5,581,138
AutoZone *	34	99,796
Booking Holdings	1,659	277,766
Carnival	2,263	63,500
Carvana, Cl A *	1,388	101,324
Chipotle Mexican Grill, Cl A *	2,884	91,884

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Darden Restaurants	246	$50,162
Deckers Outdoor *	316	35,977
DoorDash, Cl A *	750	119,467
DR Horton	557	81,929
DraftKings, Cl A *	1,077	26,376
eBay	988	107,959
Expedia Group	251	56,673
Flutter Entertainment PLC *	281	27,251
Ford Motor	8,567	149,408
Garmin	335	78,363
General Motors	2,043	170,059
Genuine Parts	295	29,117
Hilton Worldwide Holdings	508	166,451
Home Depot	2,112	669,800
Las Vegas Sands	703	35,551
Lennar, Cl A	487	43,723
Lennar, Cl B	19	1,674
Lowe’s	1,188	254,660
Lululemon Athletica *	217	28,466
Marriott International, Cl A	522	196,063
McDonald’s	1,497	417,962
NIKE, Cl B	2,565	118,580
NVR *	5	30,524
O’Reilly Automotive *	1,855	161,162
PulteGroup	427	50,463
Ralph Lauren, Cl A	76	27,656
Rivian Automotive, Cl A *	1,801	29,356
Ross Stores	698	161,748
Royal Caribbean Cruises	545	155,123
Starbucks	2,448	242,744
Tapestry	454	66,039
Tesla *	7,158	3,119,385
TJX	2,268	350,973
Tractor Supply	1,160	36,575
Ulta Beauty *	101	51,394
Viking Holdings *	282	25,975
Williams-Sonoma	246	50,078
Yum! Brands	604	89,362
		13,847,749

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 4.3%
Altria Group	3,696	$257,168
Archer-Daniels-Midland	1,048	83,610
Bunge Global	239	29,469
Casey’s General Stores	75	57,536
Church & Dwight	534	51,066
Coca-Cola	8,468	669,057
Colgate-Palmolive	1,765	159,080
Constellation Brands, Cl A	339	47,060
Costco Wholesale	920	879,814
Dollar General	484	53,535
Dollar Tree *	410	47,740
Estee Lauder, Cl A	516	45,898
General Mills	1,169	39,524
Hershey	322	62,478
Kenvue	4,199	72,559
Keurig Dr Pepper	2,812	84,444
Kimberly-Clark	726	70,858
Kraft Heinz	1,890	45,379
Kroger	1,299	80,733
McCormick	544	25,769
Mondelez International, Cl A	2,831	173,172
Monster Beverage *	1,525	134,322
PepsiCo	2,905	418,872
Philip Morris International	3,323	589,434
Procter & Gamble	4,949	710,478
Sysco	1,046	79,297
Target	991	125,926
Tyson Foods, Cl A	607	37,039
Walmart	9,191	1,063,858
		6,195,175
Energy — 3.0%
Baker Hughes, Cl A	2,166	138,364
Cheniere Energy	486	109,282
Chevron	3,918	714,878
ConocoPhillips	2,442	278,339
Devon Energy	2,511	111,714
Diamondback Energy	409	78,315
EOG Resources	1,207	160,990

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
EQT	1,360	$74,705
Expand Energy	471	43,794
Exxon Mobil	8,801	1,278,433
Halliburton	1,849	71,834
Kinder Morgan	4,271	132,743
Marathon Petroleum	569	141,550
Occidental Petroleum	1,696	96,044
ONEOK	1,381	115,921
Phillips 66	894	157,237
SLB	3,281	178,979
Targa Resources	470	119,883
Texas Pacific Land	129	50,697
Valero Energy	595	145,668
Venture Global, Cl A	1,053	12,678
Williams	2,664	190,183
		4,402,231
Financials — 10.7%
Affirm Holdings, Cl A *	548	40,360
Aflac	1,027	115,455
Allstate	565	116,441
American Express	1,145	362,358
American International Group	1,189	88,260
Ameriprise Financial	196	87,359
Aon PLC, Cl A	427	134,958
Apollo Global Management	929	119,572
Arch Capital Group *	766	68,435
Ares Management, Cl A	464	59,624
Arthur J Gallagher	551	110,812
Bank of America	13,237	683,029
Bank of New York Mellon	1,539	214,583
Berkshire Hathaway, Cl B *	2,887	1,369,824
Blackrock	337	352,799
Blackstone	1,601	187,269
Block, Cl A *	1,195	90,485
Brown & Brown	623	35,044
Capital One Financial	1,303	244,873
Carlyle Group	512	23,260
CBOE Global Markets	222	74,050

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Charles Schwab	3,361	$293,583
Chubb	808	251,878
Cincinnati Financial	336	52,893
Citigroup	3,846	484,211
Citizens Financial Group	934	58,151
CME Group, Cl A	793	216,917
Coinbase Global, Cl A *	494	93,381
Corpay *	156	56,441
Everest Group	96	31,107
Fidelity National Information Services	1,139	48,966
Fifth Third Bancorp	1,410	70,401
First Citizens BancShares, Cl A	20	39,810
Fiserv *	1,178	66,628
Global Payments	522	39,416
Goldman Sachs Group	624	639,949
Hartford Insurance Group	605	76,914
Huntington Bancshares	3,378	55,264
Interactive Brokers Group, Cl A	921	80,099
Intercontinental Exchange	1,188	175,646
JPMorgan Chase	5,736	1,716,842
KeyCorp	2,038	43,471
KKR	1,501	144,006
Loews	375	38,831
LPL Financial Holdings	187	51,195
M&T Bank	335	72,397
Markel Group *	29	52,652
Marsh & McLennan	1,074	171,808
Mastercard, Cl A	1,683	831,368
MetLife	1,220	100,882
Moody’s	337	152,745
Morgan Stanley	2,692	559,936
MSCI, Cl A	167	105,441
Nasdaq	928	85,859
Northern Trust	417	68,993
PayPal Holdings	2,055	91,961
PNC Financial Services Group	868	191,932
Principal Financial Group	489	50,670
Progressive	1,276	242,950
Prudential Financial	771	77,593

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Raymond James Financial	391	$56,073
Regions Financial	1,932	54,096
Robinhood Markets, Cl A *	1,648	155,406
Rocket, Cl A *	2,040	29,600
S&P Global	633	268,392
SoFi Technologies *	2,794	50,907
State Street	608	94,629
Synchrony Financial	795	56,795
T Rowe Price Group	476	49,756
Toast, Cl A *	1,047	27,253
TPG, Cl A	288	12,260
Tradeweb Markets, Cl A	256	25,664
Travelers	494	144,194
Truist Financial	2,809	135,422
US Bancorp	3,293	180,621
Visa, Cl A	3,616	1,180,118
W R Berkley	655	41,619
Wells Fargo	6,423	498,039
Willis Towers Watson PLC	203	50,683
		15,373,564
Health Care — 8.2%
Abbott Laboratories	3,470	297,032
AbbVie	3,722	810,354
Agilent Technologies	616	83,487
Alnylam Pharmaceuticals *	291	87,876
Amgen	1,144	385,288
Becton Dickinson	619	91,067
Biogen *	318	62,328
Boston Scientific *	3,236	156,331
Bristol-Myers Squibb	4,454	254,680
Cardinal Health	529	104,107
Cencora	380	102,357
Centene *	1,068	63,653
Cigna Group	569	157,841
Cooper *	430	26,320
CVS Health	2,783	253,197
Danaher	1,378	251,719
Dexcom *	860	63,416

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Edwards Lifesciences *	1,238	$107,050
Elevance Health	494	194,236
Eli Lilly	1,813	2,003,365
GE HealthCare Technologies	995	62,028
Gilead Sciences	2,545	342,124
HCA Healthcare	345	130,596
Humana	259	79,104
IDEXX Laboratories *	181	101,999
Illumina *	342	55,732
Incyte *	362	35,020
Insmed *	479	51,210
Insulet *	161	23,335
Intuitive Surgical *	752	319,329
IQVIA Holdings *	371	67,600
Johnson & Johnson	5,092	1,147,380
Labcorp Holdings	172	44,730
McKesson	255	189,322
Medline, Cl A *	576	21,059
Medtronic PLC	2,811	207,480
Merck	5,140	610,221
Mettler-Toledo International *	46	54,307
Natera *	290	64,777
Pfizer	12,103	316,857
Quest Diagnostics	237	46,191
Regeneron Pharmaceuticals	211	129,719
ResMed	313	59,648
Royalty Pharma, Cl A	879	49,013
STERIS PLC	207	44,035
Stryker	757	230,953
Thermo Fisher Scientific	800	394,008
United Therapeutics *	81	45,103
UnitedHealth Group	1,922	730,956
Veeva Systems, Cl A *	335	58,404
Vertex Pharmaceuticals *	548	245,252
Waters *	207	79,399
West Pharmaceutical Services	165	53,264
Zimmer Biomet Holdings	438	36,061
Zoetis, Cl A	961	74,660
		11,756,580

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 8.4%
3M	1,167	$178,703
AMETEK	513	115,861
Automatic Data Processing	901	199,878
Axon Enterprise *	169	75,834
Bloom Energy, Cl A *	543	154,755
Boeing *	1,644	380,011
Broadridge Financial Solutions	248	38,123
Carlisle	98	33,791
Carrier Global	1,718	109,729
Caterpillar	990	867,111
Cintas	750	128,445
Comfort Systems USA	80	146,257
Copart *	1,887	61,837
CSX	4,100	185,566
Cummins	300	193,989
Curtiss-Wright	74	55,323
Deere	533	288,982
Delta Air Lines	1,432	118,111
Dover	297	62,774
Eaton PLC	818	327,691
EMCOR Group	101	83,509
Emerson Electric	1,239	178,193
Equifax	261	43,271
Expeditors International of Washington	293	46,291
Fastenal	2,524	111,561
FedEx	480	197,640
Ferguson Enterprises	417	94,230
Fortive	695	40,532
FTAI Aviation	221	57,535
GE Aerospace	2,233	722,956
GE Vernova	572	553,879
General Dynamics	492	170,635
HEICO	97	33,774
HEICO, Cl A	179	46,506
Honeywell International	1,393	331,339
Howmet Aerospace	882	227,777
Hubbell, Cl B	122	57,780
Illinois Tool Works	630	155,786
Ingersoll Rand	874	62,613

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Jacobs Solutions	251	$30,085
JB Hunt Transport Services	173	47,822
Johnson Controls International PLC	1,336	179,104
L3Harris Technologies	412	129,854
Leidos Holdings	275	35,145
Lennox International	71	35,653
Lockheed Martin	488	258,860
MasTec *	128	48,431
Norfolk Southern	498	151,870
Northrop Grumman	309	174,177
Old Dominion Freight Line	406	91,411
Otis Worldwide	860	60,922
PACCAR	1,141	125,932
Parker-Hannifin	245	206,934
Paychex	703	68,177
Quanta Services	323	229,889
Republic Services, Cl A	447	89,597
Rocket Lab *	1,097	157,398
Rockwell Automation	241	108,705
Rollins	650	30,940
RTX	2,803	503,587
Southwest Airlines	999	42,907
SS&C Technologies Holdings	484	32,680
Sunbelt Rentals Holdings	745	58,147
Symbotic, Cl A *	141	6,546
Trane Technologies PLC	467	210,757
TransDigm Group	126	158,548
Uber Technologies *	4,206	296,102
Union Pacific	1,234	324,098
United Airlines Holdings *	707	81,164
United Parcel Service, Cl B	1,605	171,237
United Rentals	145	144,372
Veralto	530	43,582
Verisk Analytics, Cl A	300	52,497
Vertiv Holdings, Cl A	751	237,098
Waste Management	894	189,045
Watsco	81	29,735
Westinghouse Air Brake Technologies	373	97,413
Woodward	120	42,004

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
WW Grainger	99	$122,190
XPO *	203	43,493
Xylem	546	59,809
		12,146,495
Information Technology — 37.3%
Accenture PLC, Cl A	1,345	251,609
Adobe *	843	218,514
Advanced Micro Devices *	3,486	1,799,125
Amdocs	231	14,546
Amphenol, Cl A	2,573	382,759
Analog Devices	1,043	431,645
Apple	30,785	9,606,767
Applied Materials	1,690	760,601
AppLovin, Cl A *	499	305,932
Arista Networks *	2,163	344,934
Astera Labs *	291	99,769
Atlassian, Cl A *	376	40,461
Autodesk *	469	108,484
Broadcom	9,968	4,453,403
Cadence Design Systems *	590	221,209
CDW	282	35,377
Ciena *	306	177,550
Circle Internet Group, Cl A *	339	38,307
Cisco Systems	8,516	1,025,497
Cloudflare, Cl A *	694	167,823
Cognizant Technology Solutions, Cl A	1,058	58,989
Coherent *	363	131,214
Coreweave, Cl A *	528	57,832
Corning	1,702	308,334
Credo Technology Group Holding *	358	84,499
Crowdstrike Holdings, Cl A *	535	391,085
Datadog, Cl A *	692	171,166
Dell Technologies, Cl C	596	250,862
Entegris	337	46,772
Everpure, Cl A *	697	55,418
Fair Isaac *	54	67,532
First Solar *	216	66,267
Flex *	829	124,997

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	1,375	$189,709
GLOBALFOUNDRIES *	181	14,475
Hewlett Packard Enterprise	2,936	126,365
HP	2,006	54,242
Intel *	9,598	1,100,699
International Business Machines	1,959	583,390
Intuit	552	183,005
Jabil	224	81,661
Keysight Technologies *	378	127,889
KLA	285	547,687
Lam Research	2,677	851,768
Lumentum Holdings *	165	141,068
Marvell Technology	1,900	389,500
Microchip Technology	1,166	110,362
Micron Technology	2,418	2,347,878
Microsoft	15,750	7,091,280
MongoDB, Cl A *	185	62,077
Monolithic Power Systems	106	166,018
Motorola Solutions	365	147,197
NetApp	437	76,165
NVIDIA	50,219	10,603,240
ON Semiconductor *	891	107,472
Oracle	3,629	819,356
Palantir Technologies, Cl A *	4,527	708,657
Palo Alto Networks *	1,641	462,253
PTC *	252	34,960
Qnity Electronics	465	72,540
QUALCOMM	2,220	557,264
Roper Technologies	229	74,546
Salesforce	1,906	364,237
Samsara, Cl A *	702	24,563
Sandisk *	297	503,409
Seagate Technology Holdings PLC	442	388,872
ServiceNow *	2,275	282,942
Snowflake, Cl A *	721	184,252
Strategy, Cl A *	623	99,113
Super Micro Computer *	1,114	51,344
Synopsys *	421	200,236
Teledyne Technologies *	107	66,322

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Teradyne	344	$128,763
Texas Instruments	1,904	582,015
Trimble *	529	29,841
Tyler Technologies *	98	30,689
Ubiquiti	9	5,255
VeriSign	184	52,510
Western Digital	729	387,252
Workday, Cl A *	467	68,271
Zoom Communications, Cl A *	589	59,836
Zscaler *	211	29,483
		53,671,207
Materials — 1.8%
Air Products & Chemicals	488	135,967
Amcor PLC	1,003	38,936
Amrize	946	51,453
Corteva	1,488	116,481
CRH PLC	1,474	160,356
Dow	1,575	53,156
DuPont de Nemours	911	44,111
Ecolab	542	138,752
Freeport-McMoRan	3,139	206,264
International Flavors & Fragrances	553	42,056
International Paper	1,143	38,256
Linde PLC	992	493,708
LyondellBasell Industries, Cl A	548	36,524
Martin Marietta Materials	138	80,266
Newmont	2,389	262,336
Nucor	509	127,250
Packaging Corp of America	186	40,717
PPG Industries	498	56,264
Reliance	121	46,073
Royal Gold	137	30,754
Sherwin-Williams	509	154,655
Smurfit WestRock PLC	1,122	46,170
Steel Dynamics	298	77,525
Vulcan Materials	285	80,632
		2,558,662

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 1.6%
American Tower ‡	1,025	$191,634
AvalonBay Communities ‡	309	56,396
CBRE Group, Cl A *	648	81,026
CoStar Group *	905	29,141
Crown Castle ‡	946	86,559
Digital Realty Trust ‡	759	144,210
Equinix ‡	190	202,928
Equity Residential ‡	755	49,415
Essex Property Trust ‡	147	40,078
Extra Space Storage ‡	466	67,248
Invitation Homes ‡	1,244	36,387
Iron Mountain ‡	640	82,080
Mid-America Apartment Communities ‡	250	32,267
ProLogis ‡	2,031	291,388
Public Storage ‡	346	105,077
Realty Income ‡	2,014	123,418
SBA Communications, Cl A ‡	225	45,711
Simon Property Group ‡	709	145,281
Sun Communities ‡	269	33,265
Ventas ‡	1,027	86,699
VICI Properties, Cl A ‡	2,333	65,837
Welltower ‡	1,513	310,664
Weyerhaeuser ‡	1,592	39,020
		2,345,729

Utilities — 2.0%
Alliant Energy	556	39,815
Ameren	586	63,270
American Electric Power	1,180	149,471
American Water Works	432	53,253
Atmos Energy	354	59,872
CenterPoint Energy	1,435	60,643
CMS Energy	663	48,114
Consolidated Edison	798	84,293
Constellation Energy	593	170,636
Dominion Energy	1,881	125,914
DTE Energy	458	65,434
Duke Energy	1,704	209,132
Edison International	853	59,659

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Entergy	974	$106,215
Evergy	507	41,594
Eversource Energy	818	55,845
Exelon	2,220	101,321
FirstEnergy	1,213	56,271
NextEra Energy	4,422	384,758
NiSource	1,047	48,392
NRG Energy	422	56,582
PG&E	4,810	78,595
PPL	1,612	57,049
Public Service Enterprise Group	1,098	86,358
Sempra	1,435	127,901
Southern	2,412	222,025
Vistra	734	117,609
WEC Energy Group	714	79,290
Xcel Energy	1,293	102,793
		2,912,104
TOTAL UNITED STATES		140,318,426
TOTAL COMMON STOCK (Cost $127,061,796)		141,128,917

EXCHANGE-TRADED FUND — 1.9%
Domestic Equity — 1.9%
BNY Mellon US Large Cap Core Equity ETF	19,045	2,762,858
TOTAL EXCHANGE-TRADED FUND (Cost $2,476,917)		2,762,858

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.550% (A) (Cost $28,047)	28,047	28,047
TOTAL INVESTMENTS — 99.9% (Cost $129,566,760)		$143,919,822

Percentages are based on Net Assets of $144,055,434.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $25,967.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $28,047. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2026.

As of May 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X 1-3 Month T-Bill ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 104.8%
U.S. Treasury Bills
6.405%, 06/11/2026(A)	$78,850,000	$78,770,734
5.968%, 06/25/2026(A)	71,070,000	70,898,034
5.868%, 06/18/2026(A)	82,650,000	82,508,226
5.492%, 06/30/2026(A)	58,360,000	58,189,522
5.411%, 06/4/2026(A)	102,620,000	102,588,786
4.842%, 06/23/2026(A)	74,350,000	74,184,885
4.833%, 06/16/2026(A)	89,620,000	89,484,235
4.749%, 06/9/2026(A)	78,190,000	78,126,970
3.633%, 07/2/2026(A)	178,751,000	178,194,562
3.628%, 07/16/2026(A)	151,700,000	151,014,506
3.626%, 06/2/2026(A)	145,440,000	145,425,593
3.626%, 07/9/2026(A)	271,600,000	270,560,036
3.624%, 07/23/2026(A)	210,000,000	208,897,004
3.619%, 07/21/2026(A)	101,430,000	100,920,068
3.595%, 07/7/2026(A)	107,680,000	107,289,552
3.590%, 07/14/2026(A)	99,000,000	98,572,349
3.578%, 08/20/2026(A)	84,200,000	83,527,491
3.509%, 08/25/2026(A)	38,300,000	37,976,699
3.260%, 07/30/2026(A)	202,830,000	201,621,780
2.928%, 08/27/2026(A)	110,000,000	109,044,285
1.490%, 08/6/2026(A)	257,500,000	255,791,390
1.479%, 07/28/2026(A)	118,500,000	117,818,358
1.301%, 08/13/2026(A)	157,940,000	156,790,241
0.967%, 08/4/2026(A)	75,000,000	74,515,373
0.306%, 08/18/2026(A)	45,000,000	44,649,853
0.000%, 08/11/2026(B)	1,200,000	1,191,500
		2,978,552,032
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,978,628,460)		2,978,552,032

REPURCHASE AGREEMENTS — 0.0%
Citadel Securities LLC 3.680%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $16,005 (collateralized by various U.S. Treasury Obligations, ranging in par value $1 - $1,250, 0.000% - 6.125%, 06/09/2026 - 05/15/2056, with a total market value of $16,277)	16,000	16,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X 1-3 Month T-Bill ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities, Inc. 3.610%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $2,164 (collateralized by various U.S. Treasury Obligations, ranging in par value $13 - $1,220, 0.000% - 4.625%, 02/15/2034 - 08/15/2046, with a total market value of $2,206)	$2,163	$2,163

TOTAL REPURCHASE AGREEMENTS (Cost $18,163)		18,163
TOTAL INVESTMENTS — 104.8% (Cost $2,978,646,623)		$2,978,570,195

Percentages are based on Net Assets of $2,841,960,337.

(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	There is currently no stated interest rate.

As of May 31, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — 99.9%
PANAMA — 1.3%
Industrials — 1.3%
Copa Holdings, Cl A	2,467	$352,510

UNITED STATES — 98.6%
Communication Services — 9.5%
Comcast, Cl A	17,732	440,995
Fox, Cl A	8,860	566,331
Iridium Communications	2,841	147,107
Match Group	7,911	285,824
Omnicom Group	6,855	498,427
Pinterest, Cl A *	16,212	325,051
Sirius XM Holdings	13,696	404,306
ZoomInfo Technologies, Cl A *	15,757	52,471
		2,720,512
Consumer Discretionary — 24.6%
ADT	48,768	327,233
Aptiv PLC *	5,431	368,982
Bath & Body Works	11,698	234,194
Best Buy	4,846	377,746
BorgWarner	5,443	390,916
CarMax *	11,280	503,314
Columbia Sportswear	934	61,812
Crocs *	2,086	247,546
Deckers Outdoor *	2,220	252,747
Dillard’s, Cl A	252	148,733
DR Horton	3,848	566,002
Duolingo, Cl A *	879	97,885
Etsy *	2,897	196,764
Expedia Group	2,188	494,029
Ford Motor	44,668	779,010
Gap	8,259	174,678
Gentex	5,278	127,516
H&R Block	3,950	152,036
Harley-Davidson	5,656	136,762
Macy’s	10,741	233,724
Mohawk Industries *	1,535	164,890
Polaris	2,837	200,207
PulteGroup	3,827	452,275

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Toll Brothers	2,662	$368,793
		7,057,794
Consumer Staples — 8.6%
Altria Group	7,946	552,883
Archer-Daniels-Midland	7,753	618,534
BellRing Brands *	3,418	28,575
Boston Beer, Cl A *	230	40,774
Coty, Cl A *	43,684	93,047
Flowers Foods	9,324	71,235
Kraft Heinz	23,856	572,783
Maplebear *	5,914	235,377
Molson Coors Beverage, Cl B	6,239	246,628
		2,459,836
Energy — 8.3%
APA	10,961	399,309
Chord Energy	1,270	167,475
Devon Energy	10,527	468,346
Diamondback Energy	2,665	510,294
HF Sinclair	3,451	241,190
NOV	11,287	225,289
Ovintiv	6,386	357,872
		2,369,775
Health Care — 9.3%
Bristol-Myers Squibb	8,912	509,588
Cardinal Health	2,476	487,277
Doximity, Cl A *	3,006	64,328
Exelixis *	5,093	257,094
Incyte *	3,543	342,750
Lantheus Holdings *	1,090	108,237
McKesson	581	431,358
Tenet Healthcare *	2,568	450,222
		2,650,854
Industrials — 7.2%
AGCO	1,625	182,455
Booz Allen Hamilton Holding, Cl A	2,802	221,862

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Concentrix	4,350	$123,061
Delta Air Lines	8,075	666,026
Genpact	3,979	131,108
Lyft, Cl A *	20,632	291,118
Owens Corning	2,310	290,644
Robert Half	2,736	80,548
TriNet Group	1,475	67,378
		2,054,200
Information Technology — 27.1%
Accenture PLC, Cl A	2,573	481,331
Adobe *	2,074	537,602
Amdocs	1,823	114,794
BILL Holdings *	1,298	48,052
Cirrus Logic *	699	118,795
Cognizant Technology Solutions, Cl A	6,612	368,652
DocuSign, Cl A *	3,279	172,213
Dolby Laboratories, Cl A	981	54,750
Dropbox, Cl A *	5,826	156,603
DXC Technology *	9,394	93,095
EPAM Systems *	697	71,415
Five9 *	1,596	38,863
Gartner *	1,142	185,232
Gen Digital	11,350	292,716
Gitlab, Cl A *	1,688	52,412
GoDaddy, Cl A *	2,913	250,023
HP	24,912	673,620
NetApp	2,498	435,376
Nutanix, Cl A *	3,082	160,480
Okta, Cl A *	1,724	212,517
Qorvo *	1,191	123,340
QUALCOMM	3,944	990,023
RingCentral, Cl A	2,191	94,892
Salesforce	2,634	503,357
Skyworks Solutions	3,088	240,401
TD SYNNEX	1,438	375,721
Teradata *	1,650	56,183
Workday, Cl A *	3,230	472,194

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Zoom Communications, Cl A *	3,971	$403,414
		7,778,066
Materials — 2.3%
Cabot	1,512	132,315
CF Industries Holdings	3,481	391,090
NewMarket	192	148,528
		671,933
Real Estate — 1.7%
Kilroy Realty ‡	4,812	164,907
Vornado Realty Trust ‡	9,567	322,886
		487,793
TOTAL UNITED STATES		28,250,763
TOTAL COMMON STOCK (Cost $26,868,768)		28,603,273
TOTAL INVESTMENTS — 99.9% (Cost $26,868,768)		$28,603,273

Percentages are based on Net Assets of $28,645,794.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of May 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Short-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Treasury Notes
4.875%, 10/31/2028	$725,000	$738,792
4.625%, 06/15/2027	40,000	40,291
4.625%, 09/30/2028	1,150,000	1,165,139
4.500%, 04/15/2027	175,000	175,943
4.500%, 05/15/2027	455,000	457,449
4.375%, 07/15/2027	200,000	200,984
4.375%, 08/31/2028	785,000	790,734
4.375%, 11/30/2028	850,000	856,740
4.250%, 03/15/2027	255,000	255,856
4.250%, 01/15/2028	315,000	316,230
4.250%, 02/15/2028	200,000	200,820
4.125%, 02/28/2027	430,000	430,882
4.125%, 09/30/2027	945,000	947,104
4.125%, 10/31/2027	120,000	120,253
4.125%, 11/15/2027	100,000	100,203
4.125%, 07/31/2028	470,000	471,010
4.000%, 12/15/2027	930,000	930,291
4.000%, 02/29/2028	55,000	55,004
4.000%, 06/30/2028	815,000	814,777
4.000%, 01/31/2029	560,000	559,256
3.875%, 03/31/2027	1,090,000	1,090,351
3.875%, 05/31/2027	235,000	234,928
3.875%, 07/31/2027	1,200,000	1,199,109
3.875%, 10/15/2027	735,000	734,167
3.875%, 11/30/2027	80,000	79,872
3.875%, 12/31/2027	930,000	928,329
3.875%, 03/15/2028	245,000	244,483
3.875%, 03/31/2028	490,000	488,890
3.875%, 06/15/2028	625,000	623,315
3.875%, 07/15/2028	470,000	468,586
3.750%, 04/30/2027	935,000	933,992
3.750%, 06/30/2027	770,000	768,677
3.750%, 08/15/2027	210,000	209,524
3.750%, 04/15/2028	1,230,000	1,224,379
3.750%, 04/30/2028	1,000,000	995,313
3.750%, 05/15/2028	950,000	945,398
3.750%, 12/31/2028	570,000	565,903
3.625%, 08/31/2027	135,000	134,473
3.625%, 05/31/2028	30,000	29,779
3.625%, 08/15/2028	1,150,000	1,140,432
3.500%, 09/30/2027	500,000	497,109

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Short-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
3.500%, 10/31/2027	$970,000	$963,748
3.500%, 01/31/2028	510,000	505,936
3.500%, 04/30/2028	480,000	475,538
3.500%, 10/15/2028	350,000	345,762
3.500%, 11/15/2028	750,000	740,566
3.500%, 12/15/2028	480,000	473,794
3.500%, 01/15/2029	480,000	473,531
3.500%, 02/15/2029	930,000	916,995
3.375%, 09/15/2027	35,000	34,753
3.375%, 11/30/2027	375,000	371,763
3.375%, 12/31/2027	900,000	891,563
3.375%, 02/29/2028	540,000	534,431
3.375%, 09/15/2028	470,000	463,317
3.250%, 06/30/2027	750,000	744,785
3.125%, 08/31/2027	95,000	94,061
3.125%, 11/15/2028	35,000	34,259
2.750%, 04/30/2027	620,000	613,818
2.750%, 07/31/2027	120,000	118,392
2.750%, 02/15/2028	45,000	44,077
2.625%, 05/31/2027	1,100,000	1,086,267
2.625%, 02/15/2029	30,000	28,909
2.500%, 03/31/2027	40,000	39,569
2.375%, 05/15/2027	220,000	216,856
2.250%, 11/15/2027	275,000	268,340
1.875%, 02/28/2027	120,000	118,289
1.750%, 01/31/2029	460,000	433,478
1.500%, 11/30/2028	450,000	423,070
1.375%, 10/31/2028	460,000	432,041
1.250%, 04/30/2028	540,000	512,768
1.250%, 05/31/2028	470,000	445,307
1.250%, 06/30/2028	470,000	444,297
1.125%, 02/28/2027	105,000	102,919
0.750%, 01/31/2028	830,000	786,944
0.625%, 03/31/2027	60,000	58,445
0.625%, 11/30/2027	180,000	171,281
0.625%, 12/31/2027	22,500	21,350
0.500%, 04/30/2027	120,000	116,407
0.500%, 05/31/2027	85,000	82,188
0.500%, 08/31/2027	900,000	862,559
0.500%, 10/31/2027	135,000	128,619
0.375%, 07/31/2027	110,000	105,574

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Short-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
0.375%, 09/30/2027	$95,000	$90,640
		38,981,973
TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,228,473)		38,981,973
TOTAL INVESTMENTS — 98.9% (Cost $39,228,473)		$38,981,973

Percentages are based on Net Assets of $39,404,949.

As of May 31, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Intermediate-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 98.8%
U.S. Treasury Notes
4.875%, 10/31/2030	$175,000	$180,209
4.625%, 04/30/2031	30,000	30,628
4.625%, 05/31/2031	260,000	265,454
4.625%, 02/15/2035	250,000	254,287
4.500%, 05/31/2029	350,000	354,279
4.500%, 12/31/2031	260,000	263,961
4.500%, 11/15/2033	330,000	333,893
4.375%, 12/31/2029	45,000	45,424
4.375%, 01/31/2032	100,000	100,887
4.375%, 05/15/2034	195,000	195,442
4.250%, 01/31/2030	295,000	296,521
4.250%, 03/31/2033	95,000	94,852
4.250%, 11/15/2034	400,000	396,516
4.250%, 05/15/2035	320,000	316,425
4.250%, 08/15/2035	370,000	365,447
4.125%, 10/31/2029	35,000	35,042
4.125%, 11/30/2029	50,000	50,062
4.125%, 08/31/2030	25,000	24,997
4.125%, 10/31/2031	210,000	209,434
4.125%, 11/30/2031	35,000	34,902
4.125%, 02/29/2032	175,000	174,296
4.125%, 03/31/2032	235,000	234,009
4.125%, 11/15/2032	65,000	64,540
4.125%, 04/30/2033	60,000	59,437
4.125%, 02/15/2036	335,000	326,782
4.000%, 07/31/2029	50,000	49,900
4.000%, 10/31/2029	85,000	84,778
4.000%, 02/28/2030	50,000	49,832
4.000%, 05/31/2030	45,000	44,824
4.000%, 01/31/2031	55,000	54,676
4.000%, 04/30/2032	235,000	232,393
4.000%, 06/30/2032	25,000	24,699
4.000%, 07/31/2032	50,000	49,369
4.000%, 01/31/2033	125,000	123,066
4.000%, 02/15/2034	230,000	225,050
4.000%, 11/15/2035	230,000	222,453
3.875%, 09/30/2029	125,000	124,214
3.875%, 04/30/2030	25,000	24,795
3.875%, 06/30/2030	90,000	89,202
3.875%, 03/31/2031	60,000	59,311
3.875%, 08/31/2032	35,000	34,301

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Intermediate-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
3.875%, 12/31/2032	$70,000	$68,455
3.875%, 08/15/2033	90,000	87,648
3.875%, 08/15/2034	395,000	381,946
3.750%, 12/31/2030	125,000	122,998
3.750%, 01/31/2031	90,000	88,545
3.750%, 08/31/2031	100,000	98,035
3.750%, 10/31/2032	25,000	24,299
3.750%, 02/28/2033	130,000	126,064
3.625%, 08/31/2029	30,000	29,590
3.625%, 08/31/2030	45,000	44,135
3.625%, 09/30/2030	65,000	63,730
3.625%, 10/31/2030	200,000	195,984
3.625%, 12/31/2030	200,000	195,797
3.625%, 09/30/2031	35,000	34,091
3.500%, 11/30/2030	45,000	43,849
3.500%, 02/28/2031	75,000	72,979
3.500%, 02/15/2033	150,000	143,291
3.375%, 05/15/2033	335,000	316,719
3.250%, 06/30/2029	100,000	97,668
2.750%, 08/15/2032	100,000	91,918
2.375%, 03/31/2029	70,000	66,886
1.875%, 02/15/2032	85,000	75,006
		8,670,222
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,778,759)		8,670,222
TOTAL INVESTMENTS — 98.8% (Cost $8,778,759)		$8,670,222

Percentages are based on Net Assets of $8,779,411.

As of May 31, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 98.8%
U.S. Treasury Bonds
5.000%, 05/15/2037	$900,000	$943,980
5.000%, 05/15/2045	600,000	602,414
4.875%, 08/15/2045	125,000	123,433
4.750%, 02/15/2041	175,000	174,433
4.750%, 11/15/2043	640,000	626,750
4.750%, 02/15/2045	200,000	194,742
4.750%, 11/15/2053	290,000	278,661
4.750%, 05/15/2055	415,000	399,438
4.750%, 08/15/2055	275,000	264,784
4.750%, 02/15/2056	700,000	674,625
4.625%, 02/15/2040	510,000	505,358
4.625%, 05/15/2044	185,000	177,904
4.625%, 11/15/2044	200,000	191,813
4.625%, 11/15/2045	125,000	119,453
4.625%, 02/15/2046	135,000	128,925
4.625%, 05/15/2054	425,000	400,695
4.625%, 02/15/2055	675,000	636,504
4.625%, 11/15/2055	500,000	472,031
4.500%, 05/15/2038	1,152,000	1,150,335
4.500%, 08/15/2039	270,000	265,275
4.500%, 02/15/2044	265,000	251,222
4.500%, 11/15/2054	450,000	415,652
4.375%, 02/15/2038	920,000	910,584
4.375%, 11/15/2039	861,000	833,051
4.375%, 05/15/2040	100,000	96,320
4.375%, 05/15/2041	150,000	143,203
4.375%, 08/15/2043	265,000	248,096
4.250%, 05/15/2039	250,000	240,547
4.250%, 11/15/2040	710,000	671,172
4.250%, 02/15/2054	740,000	655,276
4.250%, 08/15/2054	475,000	420,728
4.125%, 08/15/2044	625,000	562,354
4.125%, 08/15/2053	650,000	563,646
4.000%, 11/15/2042	615,000	552,899
4.000%, 11/15/2052	270,000	229,247
3.875%, 08/15/2040	60,000	54,525
3.875%, 02/15/2043	550,000	485,203
3.875%, 05/15/2043	200,000	175,984
3.750%, 08/15/2041	160,000	141,581
3.750%, 11/15/2043	164,000	141,085
3.625%, 08/15/2043	30,000	25,432

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
3.625%, 02/15/2044	$245,000	$206,537
3.625%, 02/15/2053	390,000	309,304
3.625%, 05/15/2053	390,000	309,014
3.500%, 02/15/2039	825,000	738,794
3.375%, 08/15/2042	210,000	174,489
3.375%, 05/15/2044	225,000	182,461
3.375%, 11/15/2048	455,000	353,478
3.250%, 05/15/2042	30,000	24,588
3.125%, 11/15/2041	690,000	560,652
3.125%, 02/15/2042	170,000	137,501
3.125%, 02/15/2043	222,000	176,533
3.125%, 08/15/2044	300,000	233,391
3.125%, 05/15/2048	370,000	275,997
3.000%, 05/15/2042	250,000	197,949
3.000%, 11/15/2044	220,000	167,200
3.000%, 05/15/2045	170,000	128,350
3.000%, 11/15/2045	170,000	127,527
3.000%, 02/15/2047	610,000	451,019
3.000%, 05/15/2047	255,000	188,072
3.000%, 02/15/2048	825,000	603,152
3.000%, 08/15/2048	530,000	385,409
3.000%, 02/15/2049	1,130,000	817,749
3.000%, 08/15/2052	1,167,000	820,228
2.875%, 05/15/2043	250,000	190,762
2.875%, 08/15/2045	160,000	117,894
2.875%, 11/15/2046	400,000	290,047
2.875%, 05/15/2049	545,000	384,097
2.875%, 05/15/2052	650,000	445,707
2.750%, 08/15/2042	250,000	189,932
2.750%, 11/15/2042	20,000	15,115
2.750%, 08/15/2047	910,000	638,742
2.750%, 11/15/2047	535,000	374,437
2.500%, 02/15/2045	210,000	146,139
2.500%, 02/15/2046	600,000	410,742
2.500%, 05/15/2046	550,000	375,031
2.375%, 02/15/2042	240,000	174,112
2.375%, 11/15/2049	590,000	372,530
2.375%, 05/15/2051	840,000	520,373
2.250%, 05/15/2041	160,000	116,044
2.250%, 08/15/2046	1,120,000	724,937
2.250%, 08/15/2049	915,000	564,155
2.250%, 02/15/2052	840,000	500,883

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
2.000%, 11/15/2041	$460,000	$316,735
2.000%, 02/15/2050	935,000	539,634
2.000%, 08/15/2051	985,000	555,255
1.875%, 02/15/2041	550,000	379,285
1.875%, 02/15/2051	760,000	418,059
1.875%, 11/15/2051	540,000	293,752
1.750%, 08/15/2041	460,000	306,475
1.625%, 11/15/2050	982,000	507,916
1.375%, 11/15/2040	360,000	231,216
1.375%, 08/15/2050	1,200,000	581,953
1.250%, 05/15/2050	675,000	317,619
1.125%, 05/15/2040	250,000	156,992
1.125%, 08/15/2040	300,000	186,504
		35,061,828
U.S. Treasury Notes 4.375%, 05/15/2036	250,000	248,711
TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,871,309)		35,310,539
TOTAL INVESTMENTS — 98.8% (Cost $36,871,309)		$35,310,539

Percentages are based on Net Assets of $35,727,192.

As of May 31, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X PureCapSM MSCI Communication Services ETF

	Shares	Value
COMMON STOCK — 99.4%
UNITED STATES — 99.4%
Communication Services — 99.4%
Alphabet, Cl A	78,584	$29,888,639
Alphabet, Cl C	64,872	24,419,767
AST SpaceMobile, Cl A *	3,036	344,313
AT&T	96,007	2,380,974
Charter Communications, Cl A *	1,146	165,081
Comcast, Cl A	49,247	1,224,773
EchoStar, Cl A *	1,915	247,399
Electronic Arts	3,211	647,723
Fox, Cl A	2,823	180,446
Fox, Cl B	1,997	114,608
Liberty Media -Liberty Formula One, Cl C *	2,888	262,201
Live Nation Entertainment *	2,230	375,554
Meta Platforms, Cl A	30,025	18,991,113
Netflix *	57,394	4,937,032
News, Cl A	5,022	131,074
Omnicom Group	4,282	311,344
Reddit, Cl A *	1,346	236,896
ROBLOX, Cl A *	8,022	378,237
Take-Two Interactive Software *	2,528	566,676
T-Mobile US	6,845	1,283,643
Verizon Communications	57,115	2,730,668
Walt Disney	24,142	2,458,380
Warner Bros Discovery *	31,989	864,023

TOTAL UNITED STATES		93,140,564
TOTAL COMMON STOCK (Cost $89,896,099)		93,140,564

	Face Amount
U.S. TREASURY OBLIGATIONS — 29.6%
U.S. Treasury Bills 3.635%, 06/30/2026(A)	$27,800,000	27,718,792
TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,721,619)		27,718,792

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X PureCapSM MSCI Communication Services ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 0.5%
Domestic Equity — 0.5%
Direxion Daily GOOGL Bull 2X Shares	710	$93,720
Vanguard Communication Services ETF	1,700	335,036
		428,756
TOTAL EXCHANGE-TRADED FUNDS (Cost $428,857)		428,756
TOTAL INVESTMENTS — 129.5% (Cost $118,046,575)		$121,288,112

Percentages are based on Net Assets of $93,678,864.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$93,140,564	$—	$—	$93,140,564
U.S. Treasury Obligations	—	27,718,792	—	27,718,792
Exchange-Traded Funds	428,756	—	—	428,756
Total Investments in Securities	$93,569,320	$27,718,792	$—	$121,288,112

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X PureCapSM MSCI Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 90.5%
BRAZIL — 1.2%
Consumer Discretionary — 1.2%
MercadoLibre *	333	$564,652

UNITED STATES — 89.3%
Consumer Discretionary — 89.3%
Airbnb, Cl A *	3,108	414,328
Amazon.com *	54,741	14,815,104
Aptiv PLC *	1,564	106,258
AutoZone *	123	361,028
Best Buy	1,458	113,651
Booking Holdings	5,751	962,890
Burlington Stores *	462	149,610
Carnival	9,395	263,624
Carvana, Cl A *	4,725	344,925
Chipotle Mexican Grill, Cl A *	9,563	304,677
Darden Restaurants	842	171,692
Deckers Outdoor *	1,036	117,949
Dick’s Sporting Goods	448	101,951
Domino’s Pizza	234	72,676
DoorDash, Cl A *	2,713	432,154
DR Horton	1,914	281,530
eBay	3,120	340,922
Expedia Group	858	193,728
Flutter Entertainment PLC *	1,022	99,114
Ford Motor	28,774	501,819
Garmin	1,199	280,470
General Motors	6,651	553,629
Genuine Parts	1,016	100,279
Hilton Worldwide Holdings	1,684	551,779
Home Depot	7,316	2,320,196
Hyatt Hotels, Cl A	286	51,869
Las Vegas Sands	2,190	110,748
Lennar, Cl A	1,500	134,670
Lowe’s	4,110	881,020
Lululemon Athletica *	726	95,237
Marriott International, Cl A	1,615	606,594
McDonald’s	5,213	1,455,470
NIKE, Cl B	8,808	407,194
NVR *	19	115,991

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X PureCapSM MSCI Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
O’Reilly Automotive *	6,148	$534,138
PulteGroup	1,408	166,397
Rivian Automotive, Cl A *	5,907	96,284
Ross Stores	2,315	536,455
Royal Caribbean Cruises	1,875	533,681
SharkNinja *	625	76,181
Starbucks	8,362	829,176
Tapestry	1,483	215,717
Tesla *	20,674	9,009,522
TJX	8,126	1,257,499
Tractor Supply	3,866	121,895
Ulta Beauty *	323	164,359
Williams-Sonoma	874	177,920
Yum! Brands	2,019	298,711

TOTAL UNITED STATES		41,832,711
TOTAL COMMON STOCK (Cost $41,100,226)		42,397,363

	Face Amount
U.S. TREASURY OBLIGATIONS — 27.5%
U.S. Treasury Bills 3.635%, 06/30/2026(A)	$12,900,000	12,862,317
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,863,629)		12,862,317

	Shares
EXCHANGE-TRADED FUND — 4.7%
Domestic Equity — 4.7%
Direxion Daily AMZN Bull 2X Shares	50,150	2,210,110
TOTAL EXCHANGE-TRADED FUND (Cost $2,210,754)		2,210,110
TOTAL INVESTMENTS — 122.7% (Cost $56,174,609)		$57,469,790

Percentages are based on Net Assets of $46,823,129.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X PureCapSM MSCI Consumer Discretionary ETF

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$42,397,363	$—	$—	$42,397,363
U.S. Treasury Obligations	—	12,862,317	—	12,862,317
Exchange-Traded Fund	2,210,110	—	—	2,210,110
Total Investments in Securities	$44,607,473	$12,862,317	$—	$57,469,790

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X PureCapSM MSCI Consumer Staples ETF

	Shares	Value
COMMON STOCK — 98.5%
UNITED STATES — 98.5%
Consumer Staples — 98.5%
Altria Group	34,047	$2,368,990
Archer-Daniels-Midland	9,780	780,248
Bunge Global	2,553	314,785
Casey’s General Stores	744	570,752
Church & Dwight	4,728	452,139
Clorox	2,450	220,549
Coca-Cola	79,327	6,267,626
Colgate-Palmolive	15,433	1,390,976
Constellation Brands, Cl A	2,814	390,639
Costco Wholesale	9,074	8,677,648
Dollar General	4,439	490,998
Dollar Tree *	3,805	443,054
Estee Lauder, Cl A	4,929	438,435
General Mills	10,753	363,559
Hershey	3,004	582,866
Kenvue	38,888	671,985
Keurig Dr Pepper	26,165	785,735
Kimberly-Clark	6,661	650,114
Kraft Heinz	17,414	418,110
Kroger	11,171	694,278
McCormick	5,100	241,587
Mondelez International, Cl A	25,957	1,587,790
Monster Beverage *	14,375	1,266,150
PepsiCo	26,137	3,768,694
Philip Morris International	31,914	5,660,905
Procter & Gamble	47,580	6,830,585
Sysco	9,645	731,187
Target	9,187	1,167,392
Tyson Foods, Cl A	5,697	347,631
Walmart	89,695	10,382,196

TOTAL UNITED STATES		58,957,603
TOTAL COMMON STOCK (Cost $58,413,946)		58,957,603

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X PureCapSM MSCI Consumer Staples ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 29.8%
U.S. Treasury Bills 3.635%, 06/30/2026(A)	$17,900,000	$17,847,712
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,849,532)		17,847,712

	Shares
EXCHANGE-TRADED FUND — 1.5%
Domestic Equity — 1.5%
State Street Consumer Staples Select Sector SPDR Fund	10,620	880,504
TOTAL EXCHANGE-TRADED FUND (Cost $861,433)		880,504
TOTAL INVESTMENTS — 129.8% (Cost $77,124,911)		$77,685,819

Percentages are based on Net Assets of $59,860,165.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$58,957,603	$—	$—	$58,957,603
U.S. Treasury Obligations	—	17,847,712	—	17,847,712
Exchange-Traded Fund	880,504	—	—	880,504
Total Investments in Securities	$59,838,107	$17,847,712	$—	$77,685,819

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X PureCapSM MSCI Energy ETF

	Shares	Value
COMMON STOCK — 99.5%
UNITED KINGDOM — 1.3%
Energy — 1.3%
TechnipFMC PLC	370	$25,315

UNITED STATES — 98.2%
Energy — 98.2%
Baker Hughes, Cl A	929	59,344
Cheniere Energy	191	42,948
Chevron	1,750	319,305
ConocoPhillips	1,163	132,559
Devon Energy	1,040	46,270
Diamondback Energy	174	33,318
EOG Resources	510	68,024
EQT	564	30,981
Expand Energy	223	20,735
Exxon Mobil	3,940	572,324
Halliburton	792	30,769
Kinder Morgan	1,785	55,478
Marathon Petroleum	282	70,153
Occidental Petroleum	696	39,414
ONEOK	593	49,776
Phillips 66	378	66,483
SLB	1,405	76,643
Targa Resources	202	51,524
Texas Pacific Land	55	21,615
Valero Energy	282	69,039
Williams	1,149	82,027

TOTAL UNITED STATES		1,938,729
TOTAL COMMON STOCK (Cost $1,885,436)		1,964,044

	Face Amount
U.S. TREASURY OBLIGATIONS — 30.8%
U.S. Treasury Bills 3.635%, 06/30/2026(A)	$610,000	608,218
TOTAL U.S. TREASURY OBLIGATIONS (Cost $608,280)		608,218

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X PureCapSM MSCI Energy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 0.2%
Domestic Equity — 0.2%
Energy Select Sector SPDR Fund	45	$2,533
TOTAL EXCHANGE-TRADED FUND (Cost $2,676)		2,533
TOTAL INVESTMENTS — 130.5% (Cost $2,496,392)		$2,574,795

Percentages are based on Net Assets of $1,973,644.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,964,044	$—	$—	$1,964,044
U.S. Treasury Obligations	—	608,218	—	608,218
Exchange-Traded Fund	2,533	—	—	2,533
Total Investments in Securities	$1,966,577	$608,218	$—	$2,574,795

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X PureCapSM MSCI Information Technology ETF

	Shares	Value
COMMON STOCK — 98.1%
AUSTRALIA — 0.1%
Information Technology — 0.1%
IREN *	1,255	$79,743

NETHERLANDS — 0.3%
Information Technology — 0.3%
NXP Semiconductors	1,029	330,669

SWITZERLAND — 0.3%
Information Technology — 0.3%
TE Connectivity PLC	1,177	251,184

THAILAND — 0.1%
Information Technology — 0.1%
Fabrinet *	146	95,507

UNITED STATES — 97.3%
Information Technology — 97.3%
Accenture PLC, Cl A	2,442	456,825
Adobe *	1,691	438,324
Advanced Micro Devices *	6,639	3,426,388
Amphenol, Cl A	5,006	744,693
Analog Devices	1,976	817,768
Apple	59,781	18,655,259
Applied Materials	3,232	1,454,594
AppLovin, Cl A *	916	561,590
Arista Networks *	4,292	684,445
Astera Labs *	548	187,882
Atlassian, Cl A *	658	70,807
Autodesk *	858	198,464
Broadcom	14,082	6,291,415
Cadence Design Systems *	1,104	413,923
CDW	537	67,367
Ciena *	567	328,990
Circle Internet Group, Cl A *	605	68,365
Cisco Systems	16,084	1,936,835
Cloudflare, Cl A *	1,272	307,595
Cognizant Technology Solutions, Cl A	1,917	106,882

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X PureCapSM MSCI Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Coherent *	755	$272,910
CoreWeave, Cl A *	1,108	121,359
Corning	3,278	593,843
Credo Technology Group Holding *	676	159,556
Crowdstrike Holdings, Cl A *	1,003	733,193
Datadog, Cl A *	1,252	309,682
Dell Technologies, Cl C	1,253	527,400
Entegris	610	84,662
Everpure, Cl A *	1,216	96,684
F5 *	242	92,795
Fair Isaac *	94	117,556
First Solar *	416	127,625
Flex *	1,534	231,297
Fortinet *	2,527	348,650
Gen Digital	2,132	54,984
Hewlett Packard Enterprise	5,371	231,168
HP	3,774	102,049
Intel *	17,890	2,051,625
International Business Machines	3,783	1,126,577
Intuit	1,129	374,297
IonQ *	1,227	88,430
Jabil	412	150,199
Keysight Technologies *	687	232,433
KLA	538	1,033,880
Lam Research	5,048	1,606,173
Lumentum Holdings *	286	244,519
Marvell Technology	3,472	711,760
Microchip Technology	2,111	199,806
Micron Technology	4,592	4,458,832
Microsoft	28,725	12,933,144
MongoDB, Cl A *	341	114,423
Monolithic Power Systems	190	297,580
Motorola Solutions	672	271,004
NetApp	809	141,001
NVIDIA	94,001	19,847,371
Okta, Cl A *	648	79,879
ON Semiconductor *	1,622	195,646
Oracle	7,027	1,586,556
Palantir Technologies, Cl A *	8,868	1,388,197

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X PureCapSM MSCI Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Palo Alto Networks *	3,302	$930,140
PTC *	492	68,255
Qnity Electronics	824	128,544
QUALCOMM	4,345	1,090,682
Roper Technologies	410	133,467
Salesforce	3,248	620,693
Samsara, Cl A *	1,349	47,202
Seagate Technology Holdings PLC	889	782,142
ServiceNow *	4,259	529,692
Snowflake, Cl A *	1,337	341,670
Strategy, Cl A *	1,014	161,317
Super Micro Computer *	1,993	91,857
Synopsys *	741	352,434
Teledyne Technologies *	201	124,586
Teradyne	630	235,815
Texas Instruments	3,707	1,133,156
Trimble *	940	53,025
Twilio, Cl A *	606	115,528
Tyler Technologies *	193	60,438
VeriSign	331	94,461
Western Digital	1,409	748,475
Workday, Cl A *	844	123,384
Zoom Communications, Cl A *	980	99,558
Zscaler *	380	53,097

TOTAL UNITED STATES		98,676,774
TOTAL COMMON STOCK (Cost $86,792,957)		99,433,877

	Face Amount
U.S. TREASURY OBLIGATIONS — 27.8%
U.S. Treasury Bills 3.635%, 06/30/2026(A)	$28,300,000	28,217,331
TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,220,210)		28,217,331

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X PureCapSM MSCI Information Technology ETF

	Shares	Value
EXCHANGE-TRADED FUND — 1.0%
Domestic Equity — 1.0%
Direxion Daily AVGO Bull 2X Shares	14,600	$960,826
TOTAL EXCHANGE-TRADED FUND (Cost $961,114)		960,826
TOTAL INVESTMENTS — 126.9% (Cost $115,974,281)		$128,612,034

Percentages are based on Net Assets of $101,387,807.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$99,433,877	$—	$—	$99,433,877
U.S. Treasury Obligations	—	28,217,331	—	28,217,331
Exchange-Traded Fund	960,826	—	—	960,826
Total Investments in Securities	$100,394,703	$28,217,331	$—	$128,612,034

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.1%
Materials — 0.1%
Anglogold Ashanti PLC	35	$3,390

BRAZIL — 0.1%
Consumer Discretionary — 0.1%
MercadoLibre *	3	5,087

FINLAND — 0.0%
Consumer Discretionary — 0.0%
Amer Sports *	12	427

IRELAND — 0.0%
Industrials — 0.0%
AerCap Holdings	11	1,533

MEXICO — 0.0%
Materials — 0.0%
Southern Copper	6	1,148

NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	17	5,463

SOUTH KOREA — 0.0%
Consumer Discretionary — 0.0%
Coupang, Cl A *	79	1,311

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	20	4,268

THAILAND — 0.0%
Information Technology — 0.0%
Fabrinet *	2	1,308

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.1%
Energy — 0.1%
TechnipFMC PLC	28	$1,916

UNITED STATES — 99.3%
Communication Services — 10.7%
Alphabet, Cl A	403	153,277
Alphabet, Cl C	351	132,127
AST SpaceMobile, Cl A *	16	1,815
AT&T	484	12,003
Charter Communications, Cl A *	5	720
Comcast, Cl A	247	6,143
EchoStar, Cl A *	9	1,163
Electronic Arts	16	3,227
Fox, Cl A	14	895
Fox, Cl B	10	574
Live Nation Entertainment *	11	1,852
Meta Platforms, Cl A	152	96,141
Netflix *	292	25,118
Omnicom Group	20	1,454
Reddit, Cl A *	9	1,584
ROBLOX, Cl A *	44	2,075
Spotify Technology *	11	5,474
Take-Two Interactive Software *	12	2,690
TKO Group Holdings, Cl A	5	1,026
T-Mobile US	33	6,188
Verizon Communications	292	13,961
Walt Disney	123	12,525
Warner Bros Discovery *	157	4,241
Warner Music Group, Cl A	9	284
		486,557
Consumer Discretionary — 9.8%
Airbnb, Cl A *	28	3,733
Amazon.com *	664	179,705
AutoZone *	1	2,935
Booking Holdings	54	9,041
Carnival	77	2,161
Carvana, Cl A *	45	3,285
Chipotle Mexican Grill, Cl A *	90	2,867

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Darden Restaurants	8	$1,631
Deckers Outdoor *	10	1,138
DoorDash, Cl A *	24	3,823
DR Horton	18	2,648
DraftKings, Cl A *	33	808
eBay	31	3,387
Expedia Group	8	1,806
Flutter Entertainment PLC *	10	970
Ford Motor	271	4,726
Garmin	11	2,573
General Motors	63	5,244
Genuine Parts	9	888
Hilton Worldwide Holdings	16	5,243
Home Depot	69	21,883
Las Vegas Sands	22	1,113
Lennar, Cl A	14	1,257
Lennar, Cl B	1	88
Lowe’s	39	8,360
Lululemon Athletica *	7	918
Marriott International, Cl A	16	6,010
McDonald’s	49	13,681
NIKE, Cl B	82	3,791
O’Reilly Automotive *	58	5,039
PulteGroup	13	1,536
Ralph Lauren, Cl A	3	1,092
Rivian Automotive, Cl A *	56	913
Ross Stores	22	5,098
Royal Caribbean Cruises	17	4,839
Starbucks	77	7,635
Tapestry	14	2,036
Tesla *	231	100,667
TJX	77	11,916
Tractor Supply	36	1,135
Ulta Beauty *	3	1,527
Viking Holdings *	9	829
Williams-Sonoma	8	1,629
Yum! Brands	19	2,811
		444,415

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 4.4%
Altria Group	116	$8,071
Archer-Daniels-Midland	33	2,633
Bunge Global	9	1,110
Casey’s General Stores	3	2,301
Church & Dwight	16	1,530
Coca-Cola	268	21,175
Colgate-Palmolive	56	5,047
Constellation Brands, Cl A	11	1,527
Costco Wholesale	31	29,646
Dollar General	15	1,659
Dollar Tree *	13	1,514
Estee Lauder, Cl A	17	1,512
General Mills	37	1,251
Hershey	10	1,940
Kenvue	133	2,298
Keurig Dr Pepper	89	2,673
Kimberly-Clark	23	2,245
Kraft Heinz	59	1,417
Kroger	39	2,424
McCormick	18	853
Mondelez International, Cl A	89	5,444
Monster Beverage *	48	4,228
PepsiCo	95	13,698
Philip Morris International	108	19,157
Procter & Gamble	161	23,113
Sysco	33	2,502
Target	31	3,939
Tyson Foods, Cl A	19	1,159
Walmart	300	34,725
		200,791
Energy — 3.1%
Baker Hughes, Cl A	68	4,344
Cheniere Energy	14	3,148
Chevron	130	23,720
ConocoPhillips	85	9,688
Devon Energy	76	3,381
Diamondback Energy	13	2,489
EOG Resources	37	4,935

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
EQT	43	$2,362
Expand Energy	15	1,395
Exxon Mobil	289	41,980
Halliburton	58	2,253
Kinder Morgan	135	4,196
Marathon Petroleum	20	4,976
Occidental Petroleum	53	3,001
ONEOK	44	3,693
Phillips 66	28	4,925
SLB	103	5,619
Targa Resources	15	3,826
Texas Pacific Land	4	1,572
Valero Energy	21	5,141
Venture Global, Cl A	35	421
Williams	84	5,997
		143,062
Financials — 10.9%
Affirm Holdings, Cl A *	17	1,252
Aflac	32	3,597
Allstate	18	3,710
American Express	37	11,709
American International Group	37	2,746
Ameriprise Financial	6	2,674
Aon PLC, Cl A	13	4,109
Apollo Global Management	29	3,733
Arch Capital Group *	24	2,144
Ares Management, Cl A	15	1,927
Arthur J Gallagher	18	3,620
Bank of America	431	22,240
Bank of New York Mellon	48	6,693
Berkshire Hathaway, Cl B *	96	45,550
Blackrock	11	11,516
Blackstone	51	5,965
Block, Cl A *	37	2,802
Brown & Brown	20	1,125
Capital One Financial	43	8,081
Carlyle Group	16	727
CBOE Global Markets	7	2,335

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Charles Schwab	114	$9,958
Chubb	25	7,793
Cincinnati Financial	11	1,732
Citigroup	121	15,234
Citizens Financial Group	29	1,806
CME Group, Cl A	25	6,838
Coinbase Global, Cl A *	15	2,835
Corpay *	5	1,809
Everest Group	3	972
Fidelity National Information Services	36	1,548
Fifth Third Bancorp	62	3,096
First Citizens BancShares, Cl A	1	1,991
Fiserv *	37	2,093
Global Payments	16	1,208
Goldman Sachs Group	20	20,511
Hartford Insurance Group	19	2,415
Huntington Bancshares	140	2,290
Interactive Brokers Group, Cl A	29	2,522
Intercontinental Exchange	39	5,766
JPMorgan Chase	186	55,672
KeyCorp	64	1,365
KKR	47	4,509
Loews	12	1,243
LPL Financial Holdings	6	1,643
M&T Bank	10	2,161
Markel Group *	1	1,816
Marsh & McLennan	33	5,279
Mastercard, Cl A	55	27,169
MetLife	38	3,142
Moody’s	11	4,986
Morgan Stanley	84	17,472
MSCI, Cl A	5	3,157
Nasdaq	29	2,683
Northern Trust	13	2,151
PayPal Holdings	62	2,774
PNC Financial Services Group	28	6,191
Principal Financial Group	15	1,554
Progressive	41	7,806
Prudential Financial	24	2,415

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Raymond James Financial	12	$1,721
Regions Financial	60	1,680
Robinhood Markets, Cl A *	52	4,904
Rocket, Cl A *	63	914
S&P Global	21	8,904
SoFi Technologies *	87	1,585
State Street	19	2,957
Synchrony Financial	24	1,715
T Rowe Price Group	15	1,568
Toast, Cl A *	33	859
TPG, Cl A	10	426
Tradeweb Markets, Cl A	8	802
Travelers	15	4,378
Truist Financial	86	4,146
US Bancorp	104	5,704
Visa, Cl A	116	37,858
W R Berkley	20	1,271
Wells Fargo	214	16,594
Willis Towers Watson PLC	7	1,748
		495,594
Health Care — 8.4%
Abbott Laboratories	120	10,272
AbbVie	123	26,780
Agilent Technologies	20	2,711
Alnylam Pharmaceuticals *	9	2,718
Amgen	37	12,461
Becton Dickinson	20	2,942
Biogen *	10	1,960
Boston Scientific *	103	4,976
Bristol-Myers Squibb	141	8,062
Cardinal Health	16	3,149
Cencora	12	3,232
Centene *	34	2,026
Cigna Group	18	4,993
Cooper *	13	796
CVS Health	88	8,006
Danaher	44	8,037
Dexcom *	27	1,991

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Edwards Lifesciences *	40	$3,459
Elevance Health	15	5,898
Eli Lilly	59	65,195
GE HealthCare Technologies	32	1,995
Gilead Sciences	86	11,561
HCA Healthcare	11	4,164
Humana	8	2,443
IDEXX Laboratories *	5	2,818
Illumina *	11	1,793
Incyte *	12	1,161
Insmed *	15	1,604
Insulet *	5	725
Intuitive Surgical *	24	10,191
IQVIA Holdings *	12	2,187
Johnson & Johnson	167	37,630
Labcorp Holdings	6	1,560
McKesson	8	5,940
Medline, Cl A *	22	804
Medtronic PLC	89	6,569
Merck	171	20,301
Mettler-Toledo International *	1	1,181
Natera *	9	2,010
Pfizer	394	10,315
Quest Diagnostics	8	1,559
Regeneron Pharmaceuticals	7	4,303
ResMed	10	1,906
Royalty Pharma, Cl A	27	1,506
STERIS PLC	7	1,489
Stryker	24	7,322
Thermo Fisher Scientific	26	12,805
United Therapeutics *	3	1,670
UnitedHealth Group	63	23,960
Veeva Systems, Cl A *	10	1,743
Vertex Pharmaceuticals *	18	8,056
Waters *	7	2,685
West Pharmaceutical Services	5	1,614
Zimmer Biomet Holdings	14	1,153
Zoetis, Cl A	29	2,253
		380,640

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 8.5%
3M	36	$5,513
AMETEK	16	3,614
Automatic Data Processing	28	6,212
Axon Enterprise *	5	2,244
Bloom Energy, Cl A *	19	5,415
Boeing *	52	12,020
Broadridge Financial Solutions	8	1,230
Carlisle	3	1,034
Carrier Global	54	3,449
Caterpillar	32	28,028
Cintas	24	4,110
Comfort Systems USA	2	3,656
Copart *	59	1,933
CSX	129	5,839
Cummins	10	6,466
Curtiss-Wright	3	2,243
Deere	17	9,217
Delta Air Lines	45	3,712
Dover	9	1,902
Eaton PLC	27	10,816
EMCOR Group	3	2,480
Emerson Electric	39	5,609
Equifax	8	1,326
Expeditors International of Washington	9	1,422
Fastenal	79	3,492
FedEx	15	6,176
Ferguson Enterprises	13	2,938
Fortive	21	1,225
FTAI Aviation	7	1,822
GE Aerospace	72	23,311
GE Vernova	19	18,398
General Dynamics	15	5,202
HEICO	3	1,045
HEICO, Cl A	5	1,299
Honeywell International	44	10,466
Howmet Aerospace	27	6,973
Hubbell, Cl B	4	1,894
Illinois Tool Works	20	4,946
Ingersoll Rand	27	1,934

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Jacobs Solutions	8	$959
JB Hunt Transport Services	5	1,382
Johnson Controls International PLC	42	5,631
L3Harris Technologies	13	4,097
Leidos Holdings	9	1,150
Lennox International	2	1,004
Lockheed Martin	16	8,487
MasTec *	4	1,513
Norfolk Southern	16	4,879
Northrop Grumman	10	5,637
Old Dominion Freight Line	13	2,927
Otis Worldwide	27	1,913
PACCAR	36	3,973
Parker-Hannifin	9	7,602
Paychex	22	2,134
Quanta Services	10	7,117
Republic Services, Cl A	14	2,806
Rocket Lab *	37	5,309
Rockwell Automation	8	3,608
Rollins	20	952
RTX	93	16,708
Southwest Airlines	31	1,331
SS&C Technologies Holdings	15	1,013
Sunbelt Rentals Holdings	29	2,263
Symbotic, Cl A *	4	186
Trane Technologies PLC	15	6,770
TransDigm Group	4	5,033
Uber Technologies *	138	9,715
Union Pacific	41	10,768
United Airlines Holdings *	22	2,526
United Parcel Service, Cl B	52	5,548
United Rentals	4	3,983
Veralto	17	1,398
Verisk Analytics, Cl A	10	1,750
Vertiv Holdings, Cl A	24	7,577
Waste Management	28	5,921
Watsco	2	734
Westinghouse Air Brake Technologies	12	3,134
Woodward	4	1,400

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
WW Grainger	3	$3,703
XPO *	8	1,714
Xylem	17	1,862
		388,728
Information Technology — 38.0%
Accenture PLC, Cl A	43	8,044
Adobe *	28	7,258
Advanced Micro Devices *	112	57,803
Amdocs	7	441
Amphenol, Cl A	84	12,496
Analog Devices	34	14,071
Apple	990	308,939
Applied Materials	55	24,753
AppLovin, Cl A *	18	11,036
Arista Networks *	71	11,322
Astera Labs *	9	3,086
Atlassian, Cl A *	12	1,291
Autodesk *	15	3,470
Broadcom	322	143,860
Cadence Design Systems *	19	7,124
CDW	9	1,129
Ciena *	10	5,802
Circle Internet Group, Cl A *	14	1,582
Cisco Systems	274	32,995
Cloudflare, Cl A *	22	5,320
Cognizant Technology Solutions, Cl A	33	1,840
Coherent *	13	4,699
CoreWeave, Cl A *	17	1,862
Corning	54	9,783
Credo Technology Group Holding *	11	2,596
Crowdstrike Holdings, Cl A *	17	12,427
Datadog, Cl A *	22	5,442
Dell Technologies, Cl C	19	7,997
Entegris	10	1,388
Everpure, Cl A *	22	1,749
Fair Isaac *	2	2,501
First Solar *	7	2,148
Flex *	25	3,769

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	43	$5,933
GLOBALFOUNDRIES *	5	400
Hewlett Packard Enterprise	92	3,960
HP	63	1,703
Intel *	306	35,092
International Business Machines	65	19,357
Intuit	19	6,299
Jabil	7	2,552
Keysight Technologies *	12	4,060
KLA	9	17,295
Lam Research	86	27,363
Lumentum Holdings *	5	4,275
Marvell Technology	61	12,505
Microchip Technology	37	3,502
Micron Technology	78	75,738
Microsoft	507	228,272
MongoDB, Cl A *	5	1,678
Monolithic Power Systems	3	4,699
Motorola Solutions	11	4,436
NetApp	14	2,440
NVIDIA	1,617	341,413
ON Semiconductor *	27	3,257
Oracle	116	26,190
Palantir Technologies, Cl A *	147	23,011
Palo Alto Networks *	56	15,775
PTC *	8	1,110
Qnity Electronics	15	2,340
QUALCOMM	74	18,575
Roper Technologies	7	2,279
Salesforce	62	11,848
Samsara, Cl A *	22	770
Sandisk *	9	15,255
Seagate Technology Holdings PLC	15	13,197
ServiceNow *	72	8,955
Snowflake, Cl A *	23	5,878
Strategy, Cl A *	23	3,659
Super Micro Computer *	35	1,613
Synopsys *	13	6,183
Teledyne Technologies *	3	1,859

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Teradyne	11	$4,117
Texas Instruments	63	19,258
Trimble *	16	903
Tyler Technologies *	3	939
VeriSign	5	1,427
Western Digital	23	12,218
Workday, Cl A *	14	2,047
Zoom Communications, Cl A *	18	1,829
Zscaler *	7	978
		1,728,465
Materials — 1.8%
Air Products & Chemicals	15	4,179
Amcor PLC	32	1,242
Amrize	36	1,958
Corteva	47	3,679
CRH PLC	46	5,004
Dow	50	1,688
DuPont de Nemours	28	1,356
Ecolab	17	4,352
Freeport-McMoRan	99	6,505
International Flavors & Fragrances	18	1,369
International Paper	36	1,205
Linde PLC	32	15,926
LyondellBasell Industries, Cl A	17	1,133
Martin Marietta Materials	4	2,327
Newmont	75	8,236
Nucor	16	4,000
Packaging Corp of America	6	1,314
PPG Industries	15	1,695
Reliance	4	1,523
Royal Gold	6	1,347
Sherwin-Williams	16	4,862
Smurfit WestRock PLC	36	1,481
Steel Dynamics	9	2,341
Vulcan Materials	9	2,546
		81,268

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 1.6%
American Tower ‡	32	$5,983
AvalonBay Communities ‡	10	1,825
CBRE Group, Cl A *	20	2,501
CoStar Group *	29	934
Crown Castle ‡	30	2,745
Digital Realty Trust ‡	24	4,560
Equinix ‡	7	7,476
Equity Residential ‡	24	1,571
Essex Property Trust ‡	4	1,091
Extra Space Storage ‡	14	2,020
Invitation Homes ‡	41	1,199
Iron Mountain ‡	20	2,565
Mid-America Apartment Communities ‡	8	1,033
ProLogis ‡	64	9,182
Public Storage ‡	11	3,341
Realty Income ‡	65	3,983
SBA Communications, Cl A ‡	7	1,422
Simon Property Group ‡	22	4,508
Sun Communities ‡	8	989
Ventas ‡	33	2,786
VICI Properties, Cl A ‡	74	2,088
Welltower ‡	48	9,856
Weyerhaeuser ‡	50	1,225
		74,883
Utilities — 2.1%
Alliant Energy	18	1,289
Ameren	19	2,051
American Electric Power	38	4,814
American Water Works	14	1,726
Atmos Energy	11	1,860
CenterPoint Energy	45	1,902
CMS Energy	21	1,524
Consolidated Edison	25	2,641
Constellation Energy	20	5,755
Dominion Energy	61	4,083
DTE Energy	14	2,000
Duke Energy	54	6,627
Edison International	27	1,888

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Entergy	31	$3,381
Evergy .	16	1,313
Eversource Energy	26	1,775
Exelon	71	3,240
FirstEnergy	38	1,763
NextEra Energy	144	12,529
NiSource	33	1,525
NRG Energy	14	1,877
PG&E	152	2,484
PPL	52	1,840
Public Service Enterprise Group	35	2,753
Sempra	45	4,011
Southern	76	6,996
Vistra	23	3,685
WEC Energy Group	23	2,554
Xcel Energy	43	3,419
		93,305
TOTAL UNITED STATES		4,517,708
TOTAL COMMON STOCK (Cost $3,995,091)		4,543,559
TOTAL INVESTMENTS — 99.8% (Cost $3,995,091)		$4,543,559

Percentages are based on Net Assets of $4,550,597.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of May 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. Natural Gas ETF

	Shares	Value
COMMON STOCK — 100.0%
GHANA — 0.7%
Energy — 0.7%
Kosmos Energy *	131,115	$367,122

UNITED STATES — 99.3%
Energy — 96.2%
Antero Midstream	75,333	1,578,980
Antero Resources *	67,794	2,423,635
APA	58,798	2,142,011
Cheniere Energy	9,403	2,114,359
CNX Resources *	31,281	1,053,857
Comstock Resources *	14,594	194,538
Crescent Energy, Cl A	63,554	734,684
Devon Energy	47,121	2,096,413
Diamondback Energy	11,269	2,157,788
Diversified Energy	14,090	205,010
DT Midstream	14,967	2,095,081
EOG Resources	16,021	2,136,881
EQT	78,278	4,299,811
Expand Energy	46,337	4,308,414
Granite Ridge Resources	14,872	72,278
Gulfport Energy *	4,061	684,644
Kinder Morgan	66,975	2,081,583
Kinetik Holdings, Cl A	11,254	517,121
Magnolia Oil & Gas, Cl A	41,526	1,136,151
Murphy Oil	30,920	1,118,995
New Fortress Energy, Cl A *	43,688	24,500
Northern Oil & Gas	23,569	513,097
Occidental Petroleum	38,447	2,177,254
ONEOK	24,051	2,018,841
Ovintiv	64,203	3,597,936
Permian Resources, Cl A	110,553	2,125,934
PrimeEnergy Resources *	174	28,644
Range Resources	53,173	2,071,088
SandRidge Energy	7,156	104,979
SM Energy	54,513	1,674,094
Venture Global, Cl A	115,248	1,387,586
W&T Offshore	21,851	80,412

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X U.S. Natural Gas ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Williams	28,825	$2,057,817
		51,014,416
Utilities — 3.1%
National Fuel Gas	21,481	1,659,407

TOTAL UNITED STATES		52,673,823
TOTAL COMMON STOCK (Cost $56,798,673)		53,040,945
TOTAL INVESTMENTS — 100.0% (Cost $56,798,673)		$53,040,945

Percentages are based on Net Assets of $53,054,428.

*	Non-income producing security.

As of May 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Zero Coupon Bond 2030 ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.8%
U.S. Treasury STRIPS
0.000%, 02/15/2030(A)	$142,500	$122,346
0.000%, 05/15/2030(A)	145,000	123,196
0.000%, 08/15/2030(A)	148,000	124,395
0.000%, 11/15/2030(A)	148,000	123,108
		493,045
TOTAL U.S. TREASURY OBLIGATIONS (Cost $492,085)		493,045
TOTAL INVESTMENTS — 99.8% (Cost $492,085)		$493,045

Percentages are based on Net Assets of $494,027.

(A)	Zero coupon security.

As of May 31, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Zero Coupon Bond 2031 ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury STRIPS
0.000%, 02/15/2031(A)	$146,600	$120,617
0.000%, 05/15/2031(A)	150,000	122,032
0.000%, 08/15/2031(A)	158,000	127,093
0.000%, 11/15/2031(A)	153,800	122,327
		492,069
TOTAL U.S. TREASURY OBLIGATIONS (Cost $500,320)		492,069
TOTAL INVESTMENTS — 99.6% (Cost $500,320)		$492,069

Percentages are based on Net Assets of $493,946.

(A)	Zero coupon security.

As of May 31, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Zero Coupon Bond 2032 ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury STRIPS
0.000%, 02/15/2032(A)	$152,200	$119,663
0.000%, 05/15/2032(A)	161,000	125,246
0.000%, 08/15/2032(A)	158,500	121,867
0.000%, 11/15/2032(A)	166,000	126,191
		492,967
TOTAL U.S. TREASURY OBLIGATIONS (Cost $501,126)		492,967
TOTAL INVESTMENTS — 99.6% (Cost $501,126)		$492,967

Percentages are based on Net Assets of $494,955.

(A)	Zero coupon security.

As of May 31, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Zero Coupon Bond 2033 ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury STRIPS
0.000%, 02/15/2033(A)	$162,800	$122,220
0.000%, 05/15/2033(A)	161,800	119,974
0.000%, 08/15/2033(A)	171,000	125,281
0.000%, 11/15/2033(A)	173,300	125,499
		492,974
TOTAL U.S. TREASURY OBLIGATIONS (Cost $501,284)		492,974
TOTAL INVESTMENTS — 99.6% (Cost $501,284)		$492,974

Percentages are based on Net Assets of $494,975.

(A)	Zero coupon security.

As of May 31, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Zero Coupon Bond 2034 ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury STRIPS
0.000%, 02/15/2034(A)	$170,500	$121,857
0.000%, 05/15/2034(A)	172,000	121,466
0.000%, 08/15/2034(A)	180,000	125,513
0.000%, 11/15/2034(A)	179,700	123,703
		492,539
TOTAL U.S. TREASURY OBLIGATIONS (Cost $501,068)		492,539
TOTAL INVESTMENTS — 99.6% (Cost $501,068)		$492,539

Percentages are based on Net Assets of $494,439.

(A)	Zero coupon security.

As of May 31, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Zero Coupon Bond 2035 ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury STRIPS
0.000%, 02/15/2035(A)	$177,400	$120,572
0.000%, 05/15/2035(A)	185,700	124,670
0.000%, 08/15/2035(A)	189,000	125,229
0.000%, 11/15/2035(A)	187,000	122,281
		492,752
TOTAL U.S. TREASURY OBLIGATIONS (Cost $501,503)		492,752
TOTAL INVESTMENTS — 99.6% (Cost $501,503)		$492,752

Percentages are based on Net Assets of $494,744.

(A)	Zero coupon security.

As of May 31, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

Cl — Class

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

REIT — Real Estate Investment Trust

TSFR3M — Term Secured Overnight Financing Rate 3-Month

Ser — Series

US0003M — ICE LIBOR USD 3 Month

USD — U.S. Dollar

U.S. Treasury STRIPS — United States Treasury Separate Trading of Registered Interest and Principal of Securities

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

	Global X MLP ETF	Global X MLP & Energy Infrastructure ETF		Global X Alternative Income ETF	Global X Conscious Companies ETF
Assets:
Cost of Investments	$851,920,815	$2,745,767,569		$6,041,871	$106,842,380
Cost of Affiliated Investments	183,111,117	—		39,821,563	—
Investments, at Value	$2,041,873,257	$3,584,735,126	*	$8,379,078	$119,672,401
Affiliated Investments, at Value	249,464,142	—		35,853,630	—
Cash	811,362	2,331,374		46,981	39,039
Prepaid Expenses	91,840	—		—	—
Receivable for Capital Shares Sold	—	136,198,209		—	—
Receivable for Investment Securities Sold	—	221,236,721		—	483,656
Dividend, Interest, and Securities Lending Income Receivable	—	3,184,151		12,870	95,968
Reclaim Receivable	—	2,358,239		1,188	—
Prepaid Income Taxes	14,195,009	—		—	—
Total Assets	2,306,435,610	3,950,043,820		44,293,747	120,291,064
Liabilities:
Deferred Tax Liability	202,885,481	—		—	—
Obligation to Return Securities Lending Collateral	—	34,706,225		—	—
Payable due to Investment Adviser	842,525	1,353,468		5,109	42,589
Payable for Investment Securities Purchased	—	371,415,554		—	—
Payable for Capital Shares Redeemed	—	135,602,964		—	484,884
Custodian Fees Payable	10,625	5,298		17	—
Franchise Tax Payable	10,703	—		—	—
Total Liabilities	203,749,334	543,083,509		5,126	527,473
Net Assets	$2,102,686,276	$3,406,960,311		$44,288,621	$119,763,591
Net Assets Consist of:
Paid-in Capital	$1,674,807,433	$2,674,407,109		$49,249,333	$167,947,907
Total Distributable Earnings (Accumulated Losses)	427,878,843	732,553,202		(4,960,712)	(48,184,316)
Net Assets	$2,102,686,276	$3,406,960,311		$44,288,621	$119,763,591
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	39,698,637	47,487,506		3,580,000	2,470,000
Net Asset Value, Offering and Redemption Price Per Share	$52.97	$71.74		$12.37	$48.49
*Includes Market Value of Securities on Loan	$—	$33,483,415		$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

	Global X U.S. Preferred ETF		Global X S&P 500® Quality Dividend ETF	Global X Adaptive U.S. Factor ETF		Global X Variable Rate Preferred ETF
Assets:
Cost of Investments	$2,260,136,581		$32,000,266	$821,902,931		$306,554,587
Investments, at Value	$2,170,448,866	*	$32,633,534	$853,213,933	*	$305,204,383
Cash	1,870,984		25,761	245,729		697,057
Dividend, Interest, and Securities Lending Income Receivable	10,973,719		71,938	1,355,142		454,653
Receivable for Capital Shares Sold	1,897,408		—	—		—
Reclaim Receivable	17,637		—	14,907		—
Total Assets	2,185,208,614		32,731,233	854,829,711		306,356,093
Liabilities:
Obligation to Return Securities Lending Collateral	9,450,000		—	6,586,999		—
Payable for Investment Securities Purchased	1,874,699		—	—		—
Payable due to Investment Adviser	420,895		5,505	200,737		64,517
Custodian Fees Payable	9,383		475	876		2,950
Total Liabilities	11,754,977		5,980	6,788,612		67,467
Net Assets	$2,173,453,637		$32,725,253	$848,041,099		$306,288,626
Net Assets Consist of:
Paid-in Capital	$2,874,501,439		$39,335,791	$823,420,804		$355,140,145
Total Distributable Earnings (Accumulated Losses)	(701,047,802)		(6,610,538)	24,620,295		(48,851,519)
Net Assets	$2,173,453,637		$32,725,253	$848,041,099		$306,288,626
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	114,550,000		880,002	17,250,002		13,730,000
Net Asset Value, Offering and Redemption Price Per Share	$18.97		$37.19	$49.16		$22.31
*Includes Market Value of Securities on Loan	$9,396,000		$—	$5,182,399		$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

	Global X Adaptive U.S. Risk Management ETF		Global X 1-3 Month T-Bill ETF		Global X U.S. Cash Flow Kings 100 ETF	Global X Short- Term Treasury Ladder ETF
Assets:
Cost of Investments	$129,566,760		$2,978,628,460		$26,868,768	$39,228,473
Cost of Repurchase Agreement	—		18,163		—	—
Investments, at Value	$143,919,822	*	$2,978,552,032	*	$28,603,273	$38,981,973
Repurchase Agreement, at Value	—		18,163		—	—
Cash	90,680		576,468		18,146	82,724
Dividend, Interest, and Securities Lending Income Receivable	122,006		3,309		30,172	297,916
Reclaim Receivable	570		—		—	—
Receivable for Capital Shares Sold	—		12,042,358		—	—
Receivable for Investment Securities Sold	—		314,921,542		—	1,044,996
Total Assets	144,133,078		3,306,113,872		28,651,591	40,407,609
Liabilities:
Obligation to Return Securities Lending Collateral	28,047		18,163		—	—
Payable due to Investment Adviser	49,348		155,609		5,796	4,048
Payable for Investment Securities Purchased	—		463,979,763		—	995,351
Dividend and Interest Payable	—		—		—	3,261
Custodian Fees Payable	249		—		1	—
Total Liabilities	77,644		464,153,535		5,797	1,002,660
Net Assets	$144,055,434		$2,841,960,337		$28,645,794	$39,404,949
Net Assets Consist of:
Paid-in Capital	$128,357,288		$2,838,980,991		$25,816,850	$39,701,442
Total Distributable Earnings (Accumulated Losses)	15,698,146		2,979,346		2,828,944	(296,493)
Net Assets	$144,055,434		$2,841,960,337		$28,645,794	$39,404,949
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,560,000		28,319,931		730,000	790,000
Net Asset Value, Offering and Redemption Price Per Share	$40.47		$100.35		$39.24	$49.88
*Includes Market Value of Securities on Loan	$25,967		$18,163		$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

	Global X Intermediate- Term Treasury Ladder ETF	Global X Long- Term Treasury Ladder ETF	Global X PureCapSM MSCI Communication Services ETF	Global X PureCapSM MSCI Consumer Discretionary ETF
Assets:
Cost of Investments	$8,778,759	$36,871,309	$118,046,575	$56,174,609
Investments, at Value	$8,670,222	$35,310,539	$121,288,112	$57,469,790
Cash	29,847	20,828	14,725	30,732
Receivable for Investment Securities Sold	110,461	390,261	653,964	8,441,924
Dividend, Interest, and Securities Lending Income Receivable	68,772	258,295	7,537	11,930
Receivable for Capital Shares Sold	—	—	646,089	5,496,296
Total Assets	8,879,302	35,979,923	122,610,427	71,450,672
Liabilities:
Payable for Investment Securities Purchased	98,020	248,652	28,920,405	20,514,849
Dividend and Interest Payable	948	505	—	—
Payable due to Investment Adviser	923	3,574	11,158	5,071
Payable for Capital Shares Redeemed	—	—	—	4,107,623
Total Liabilities	99,891	252,731	28,931,563	24,627,543
Net Assets	$8,779,411	$35,727,192	$93,678,864	$46,823,129
Net Assets Consist of:
Paid-in Capital	$8,933,060	$37,504,591	$89,919,087	$45,147,216
Total Distributable Earnings (Accumulated Losses)	(153,649)	(1,777,399)	3,759,777	1,675,913
Net Assets	$8,779,411	$35,727,192	$93,678,864	$46,823,129
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	180,000	800,000	2,900,000	1,710,000
Net Asset Value, Offering and Redemption Price Per Share	$48.77	$44.66	$32.30	$27.38

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

	Global X PureCapSM MSCI Consumer Staples ETF	Global X PureCapSM MSCI Energy ETF	Global X PureCapSM MSCI Information Technology ETF	Global X U.S. 500 ETF
Assets:
Cost of Investments	$77,124,911	$2,496,392	$115,974,281	$3,995,091
Investments, at Value	$77,685,819	$2,574,795	$128,612,034	$4,543,559
Cash	32,973	911	25,457	3,387
Receivable for Investment Securities Sold	749,463	22,203	2,963,484	—
Dividend, Interest, and Securities Lending Income Receivable	26,809	9,599	36,243	3,709
Reclaim Receivable	384	—	177	17
Total Assets	78,495,448	2,607,508	131,637,395	4,550,672
Liabilities:
Payable for Investment Securities Purchased	18,627,872	633,603	30,238,714	—
Payable due to Investment Adviser	7,407	261	10,874	75
Custodian Fees Payable	4	—	—	—
Total Liabilities	18,635,283	633,864	30,249,588	75
Net Assets	$59,860,165	$1,973,644	$101,387,807	$4,550,597
Net Assets Consist of:
Paid-in Capital	$57,989,347	$1,880,886	$88,695,654	$4,003,134
Total Distributable Earnings	1,870,818	92,758	12,692,153	547,463
Net Assets	$59,860,165	$1,973,644	$101,387,807	$4,550,597
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,280,000	60,000	3,000,000	50,000
Net Asset Value, Offering and Redemption Price Per Share	$26.25	$32.89	$33.80	$91.01

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

	Global X U.S. Natural Gas ETF	Global X Zero Coupon Bond 2030 ETF	Global X Zero Coupon Bond 2031 ETF	Global X Zero Coupon Bond 2032 ETF
Assets:
Cost of Investments	$56,798,673	$492,085	$500,320	$501,126
Investments, at Value	$53,040,945	$493,045	$492,069	$492,967
Cash	82,943	558	591	604
Receivable for Investment Securities Sold	9,450,234	495,001	1,315	1,414
Receivable for Capital Shares Sold	4,218,043	—	—	—
Dividend, Interest, and Securities Lending Income Receivable	57,719	—	—	—
Total Assets	66,849,884	988,604	493,975	494,985
Liabilities:
Payable for Investment Securities Purchased	9,595,465	494,544	—	—
Payable for Capital Shares Redeemed	4,177,892	—	—	—
Payable due to Investment Adviser	22,091	33	29	30
Cash Overdraft	8	—	—	—
Total Liabilities	13,795,456	494,577	29	30
Net Assets	$53,054,428	$494,027	$493,946	$494,955
Net Assets Consist of:
Paid-in Capital	$54,181,157	$499,922	$502,797	$503,010
Total Accumulated Losses	(1,126,729)	(5,895)	(8,851)	(8,055)
Net Assets	$53,054,428	$494,027	$493,946	$494,955
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,270,000	10,000	10,000	10,000
Net Asset Value, Offering and Redemption Price Per Share	$41.78	$49.40	$49.39	$49.50

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

	Global X Zero Coupon Bond 2033 ETF	Global X Zero Coupon Bond 2034 ETF	Global X Zero Coupon Bond 2035 ETF
Assets:
Cost of Investments	$501,284	$501,068	$501,503
Investments, at Value	$492,974	$492,539	$492,752
Cash	400	349	121
Receivable for Investment Securities Sold	1,630	1,580	1,900
Total Assets	495,004	494,468	494,773
Liabilities:
Payable due to Investment Adviser	29	29	29
Total Liabilities	29	29	29
Net Assets	$494,975	$494,439	$494,744
Net Assets Consist of:
Paid-in Capital	$503,234	$503,414	$503,247
Total Accumulated Losses	(8,259)	(8,975)	(8,503)
Net Assets	$494,975	$494,439	$494,744
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	10,000	10,000	10,000
Net Asset Value, Offering and Redemption Price Per Share	$49.50	$49.44	$49.47

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2026 (Unaudited)

	Global X MLP ETF	Global X MLP & Energy Infrastructure ETF	Global X Alternative Income ETF	Global X Conscious Companies ETF
Investment Income:
Distributions from Master Limited Partnerships	$72,738,867	$—	$—	$—
Less: Return of Capital Distributions	(72,738,867)	—	—	—
Dividend Income	7,920,259	33,526,656	25,354	802,438
Dividend Income, from Affiliated Investments	—	—	1,198,551	—
Interest Income	30,268	30,678	1,065	2,555
Security Lending Income, Net	—	582,260	7,861	—
Less: Foreign Taxes Withheld	—	(2,780,968)	(1,906)	—
Total Investment Income	7,950,527	31,358,626	1,230,925	804,993
Expenses:
Supervision and Administration Fees(1)	4,599,133	6,855,368	107,534	254,688
Custodian Fees(2)	23,909	17,125	93	121
Net Expenses	4,623,042	6,872,493	107,627	254,809
Net Investment Income, Before Taxes	3,327,485	24,486,133	1,123,298	550,184
Tax Benefit/(Expense)	(700,304)	—	—	—
Net Investment Income, Net of Taxes	2,627,181	24,486,133	1,123,298	550,184
Net Realized Gain (Loss) on:
Investments(3)	6,125,767	164,160,607	361,882	12,276,999
Affiliated Investments(3)	(724,449)	—	64,684	—
Tax Benefit/(Expense)	(1,136,765)	—	—	—
Payment from Adviser(4)	—	—	77,710	—
Net Realized Gain (Loss)	4,264,553	164,160,607	504,276	12,276,999
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	276,773,483	355,847,195	567,151	477,093
Affiliated Investments	9,101,496	—	575,433	—
Tax Benefit/(Expense)	(60,165,414)	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	225,709,565	355,847,195	1,142,584	477,093
Net Realized and Unrealized Gain (Loss)	229,974,118	520,007,802	1,646,860	12,754,092
Net Increase in Net Assets Resulting from Operations	$232,601,299	$544,493,935	$2,770,158	$13,304,276

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2026 (Unaudited)

	Global X U.S. Preferred ETF	Global X S&P 500® Quality Dividend ETF	Global X Adaptive U.S. Factor ETF	Global X Variable Rate Preferred ETF
Investment Income:
Dividend Income	$65,082,099	$527,043	$11,853,647	$10,284,970
Interest Income	80,289	345	14,903	25,669
Security Lending Income, Net	2,231	—	2,028	—
Less: Foreign Taxes Withheld	(26,457)	504	(5,639)	—
Total Investment Income	65,138,162	527,892	11,864,939	10,310,639
Expenses:
Supervision and Administration Fees(1)	2,525,781	31,854	1,101,640	372,229
Custodian Fees(2)	16,972	534	3,313	6,093
Total Expenses	2,542,753	32,388	1,104,953	378,322
Net Investment Income	62,595,409	495,504	10,759,986	9,932,317
Net Realized Gain (Loss) on:
Investments(3)	(12,735,227)	473,433	61,222,328	(2,982,262)
Net Realized Gain (Loss)	(12,735,227)	473,433	61,222,328	(2,982,262)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	17,849,979	1,350,383	(9,653,079)	1,949,001
Net Change in Unrealized Appreciation (Depreciation)	17,849,979	1,350,383	(9,653,079)	1,949,001
Net Realized and Unrealized Gain (Loss)	5,114,752	1,823,816	51,569,249	(1,033,261)
Net Increase in Net Assets Resulting from Operations	$67,710,161	$2,319,320	$62,329,235	$8,899,056

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2026 (Unaudited)

	Global X Adaptive U.S. Risk Management ETF	Global X 1-3 Month T-Bill ETF	Global X U.S. Cash Flow Kings 100 ETF	Global X Short- Term Treasury Ladder ETF
Investment Income:
Dividend Income	$750,148	$—	$304,172	$—
Interest Income	221,756	42,305,965	259	729,102
Security Lending Income, Net	92	44,839	—	—
Less: Foreign Taxes Withheld	(45)	—	(422)	—
Total Investment Income	971,951	42,350,804	304,009	729,102
Expenses:
Supervision and Administration Fees(1)	279,015	798,693	34,002	23,691
Custodian Fees(2)	249	1,140	228	—
Total Expenses	279,264	799,833	34,230	23,691
Net Investment Income	692,687	41,550,971	269,779	705,411
Net Realized Gain (Loss) on:
Investments(3)	18,213,663	26,854	1,954,439	(103,544)
Net Realized Gain (Loss)	18,213,663	26,854	1,954,439	(103,544)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(8,635,905)	(114,949)	915,947	(353,098)
Net Change in Unrealized Appreciation (Depreciation)	(8,635,905)	(114,949)	915,947	(353,098)
Net Realized and Unrealized Gain (Loss)	9,577,758	(88,095)	2,870,386	(456,642)
Net Increase in Net Assets Resulting from Operations	$10,270,445	$41,462,876	$3,140,165	$248,769

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2026 (Unaudited)

	Global X Intermediate- Term Treasury Ladder ETF	Global X Long- Term Treasury Ladder ETF	Global X PureCapSM MSCI Communication Services ETF	Global X PureCapSM MSCI Consumer Discretionary ETF
Investment Income:
Dividend Income	$—	$—	$236,804	$76,844
Interest Income	172,057	828,861	2,547	423
Total Investment Income	172,057	828,861	239,351	77,267
Expenses:
Supervision and Administration Fees(1)	5,309	21,279	92,700	33,048
Total Expenses	5,309	21,279	92,700	33,048
Waiver of Supervision and Administration Fees	—	—	(37,080)	(13,220)
Net Expenses	5,309	21,279	55,620	19,828
Net Investment Income	166,748	807,582	183,731	57,439
Net Realized Gain (Loss) on:
Investments(2)	(53,576)	(218,366)	417,818	426,303
Net Realized Gain (Loss)	(53,576)	(218,366)	417,818	426,303
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(174,108)	(1,353,465)	46,772	1,693,850
Net Change in Unrealized Appreciation (Depreciation)	(174,108)	(1,353,465)	46,772	1,693,850
Net Realized and Unrealized Gain (Loss)	(227,684)	(1,571,831)	464,590	2,120,153
Net Increase (Decrease) in Net Assets Resulting from Operations	$(60,936)	$(764,249)	$648,321	$2,177,592

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2026 (Unaudited)

	Global X PureCapSM MSCI Consumer Staples ETF	Global X PureCapSM MSCI Energy ETF	Global X PureCapSM MSCI Information Technology ETF	Global X U.S. 500 ETF
Investment Income:
Dividend Income	$519,268	$19,399	$182,155	$24,162
Interest Income	359	12	805	64
Security Lending Income, Net	—	—	—	1
Less: Foreign Taxes Withheld	(150)	—	(248)	(2)
Total Investment Income	519,477	19,411	182,712	24,225
Expenses:
Supervision and Administration Fees(1)	55,131	1,530	87,478	415
Custodian Fees(2)	81	—	—	—
Total Expenses	55,212	1,530	87,478	415
Waiver of Supervision and Administration Fees	(22,052)	(612)	(34,991)	—
Net Expenses	33,160	918	52,487	415
Net Investment Income	486,317	18,493	130,225	23,810
Net Realized Gain (Loss) on:
Investments(3)	920,690	(3,727)	(21,805)	(3,115)
Net Realized Gain (Loss)	920,690	(3,727)	(21,805)	(3,115)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	389,216	72,065	13,405,050	440,903
Net Change in Unrealized Appreciation (Depreciation)	389,216	72,065	13,405,050	440,903
Net Realized and Unrealized Gain (Loss)	1,309,906	68,338	13,383,245	437,788
Net Increase in Net Assets Resulting from Operations	$1,796,223	$86,831	$13,513,470	$461,598

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2026 (Unaudited)

	Global X U.S. Natural Gas ETF	Global X Zero Coupon Bond 2030 ETF (1)	Global X Zero Coupon Bond 2031 ETF (1)	Global X Zero Coupon Bond 2032 ETF (1)
Investment Income:
Dividend Income	$349,432	$—	$—	$—
Interest Income	291	7,713	12,483	12,863
Total Investment Income	349,723	7,713	12,483	12,863
Expenses:
Supervision and Administration Fees(2)	75,526	142	224	225
Custodian Fees(3)	8	1	1	—
Total Expenses	75,534	143	225	225
Net Investment Income	274,189	7,570	12,258	12,638
Net Realized Gain (Loss) on:
Investments(4)	2,367,973	(8,586)	(2,365)	(1,729)
Net Realized Gain (Loss)	2,367,973	(8,586)	(2,365)	(1,729)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(3,903,451)	960	(8,251)	(8,159)
Net Change in Unrealized Appreciation (Depreciation)	(3,903,451)	960	(8,251)	(8,159)
Net Realized and Unrealized Gain (Loss)	(1,535,478)	(7,626)	(10,616)	(9,888)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,261,289)	$(56)	$1,642	$2,750

(1)	The Fund commenced operations on January 6, 2026.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2026 (Unaudited)

	Global X Zero Coupon Bond 2033 ETF (1)	Global X Zero Coupon Bond 2034 ETF (1)	Global X Zero Coupon Bond 2035 ETF (1)
Investment Income:
Interest Income	$13,212	$13,527	$12,781
Total Investment Income	13,212	13,527	12,781
Expenses:
Supervision and Administration Fees(2)	225	224	208
Custodian Fees(3)	1	1	1
Total Expenses	226	225	209
Net Investment Income	12,986	13,302	12,572
Net Realized Gain (Loss) on:
Investments(4)	(1,830)	(2,376)	(2,537)
Net Realized Gain (Loss)	(1,830)	(2,376)	(2,537)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(8,310)	(8,529)	(8,751)
Net Change in Unrealized Appreciation (Depreciation)	(8,310)	(8,529)	(8,751)
Net Realized and Unrealized Gain (Loss)	(10,140)	(10,905)	(11,288)
Net Increase in Net Assets Resulting from Operations	$2,846	$2,397	$1,284

(1)	The Fund commenced operations on January 6, 2026.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MLP ETF		Global X MLP & Energy Infrastructure ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income	$2,627,181	$2,867,412	$24,486,133	$63,627,049
Net Realized Gain (Loss)	4,264,553	21,394,592	164,160,607	190,500,153
Net Change in Unrealized Appreciation (Depreciation)	225,709,565	(11,912,995)	355,847,195	(271,568,925)
Net Increase (Decrease) in Net Assets Resulting from Operations	232,601,299	12,349,009	544,493,935	(17,441,723)
Distributions:	(7,154,291)	(114,358,027)	(71,296,186)	(60,437,531)
Return of Capital:	(72,888,556)	(21,412,114)	—	(64,681,775)
Capital Share Transactions:
Issued	164,457,042	267,477,255	785,425,466	1,043,187,952
Redeemed	(43,515,786)	(68,968,981)	(444,028,848)	(675,894,036)
Increase in Net Assets from Capital Share Transactions	120,941,256	198,508,274	341,396,618	367,293,916
Total Increase in Net Assets	273,499,708	75,087,142	814,594,367	224,732,887
Net Assets:
Beginning of Year/Period	1,829,186,568	1,754,099,426	2,592,365,944	2,367,633,057
End of Year/Period	$2,102,686,276	$1,829,186,568	$3,406,960,311	$2,592,365,944
Share Transactions:
Issued	3,240,000	5,230,000	11,160,000	16,890,000
Redeemed	(840,000)	(1,380,000)	(6,290,000)	(11,120,000)
Net Increase in Shares Outstanding from Share Transactions	2,400,000	3,850,000	4,870,000	5,770,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Alternative Income ETF		Global X Conscious Companies ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income	$1,123,298	$2,187,010	$550,184	$5,468,280
Net Realized Gain (Loss)	504,276	234,797	12,276,999	174,800,436
Net Change in Unrealized Appreciation (Depreciation)	1,142,584	351,762	477,093	(129,400,313)
Net Increase in Net Assets Resulting from Operations	2,770,158	2,773,569	13,304,276	50,868,403
Distributions:	(1,635,864)	(2,596,445)	(2,558,766)	(5,962,377)
Return of Capital:	—	(252,967)	—	—
Capital Share Transactions:
Issued	6,064,664	10,316,866	6,624,476	109,093,372
Redeemed	(2,330,993)	(5,092,080)	(65,658,363)	(639,690,095)
Increase (Decrease) in Net Assets from Capital Share Transactions	3,733,671	5,224,786	(59,033,887)	(530,596,723)
Total Increase (Decrease) in Net Assets	4,867,965	5,148,943	(48,288,377)	(485,690,697)
Net Assets:
Beginning of Year/Period	39,420,656	34,271,713	168,051,968	653,742,665
End of Year/Period	$44,288,621	$39,420,656	$119,763,591	$168,051,968
Share Transactions:
Issued	500,000	880,000	150,000	2,710,000
Redeemed	(190,000)	(430,000)	(1,490,000)	(15,000,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	310,000	450,000	(1,340,000)	(12,290,000)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X U.S. Preferred ETF		Global X S&P 500® Quality Dividend ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income	$62,595,409	$142,658,695	$495,504	$921,686
Net Realized Gain (Loss)	(12,735,227)	(164,995,774)	473,433	803,404
Net Change in Unrealized Appreciation (Depreciation)	17,849,979	(15,916,178)	1,350,383	(2,627,702)
Net Increase (Decrease) in Net Assets Resulting from Operations	67,710,161	(38,253,257)	2,319,320	(902,612)
Distributions:	(69,666,000)	(145,380,080)	(486,521)	(929,190)
Return of Capital:	—	—	—	(2,827)
Capital Share Transactions:
Issued	178,121,858	318,380,884	1,157,758	8,955,656
Redeemed	(255,313,394)	(349,671,854)	(1,063,615)	(8,631,603)
Increase (Decrease) in Net Assets from Capital Share Transactions	(77,191,536)	(31,290,970)	94,143	324,053
Total Increase (Decrease) in Net Assets	(79,147,375)	(214,924,307)	1,926,942	(1,510,576)
Net Assets:
Beginning of Year/Period	2,252,601,012	2,467,525,319	30,798,311	32,308,887
End of Year/Period	$2,173,453,637	$2,252,601,012	$32,725,253	$30,798,311
Share Transactions:
Issued	9,530,000	16,750,000	30,000	260,000
Redeemed	(13,740,000)	(18,290,000)	(30,000)	(250,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(4,210,000)	(1,540,000)	—	10,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Adaptive U.S. Factor ETF		Global X Variable Rate Preferred ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income	$10,759,986	$15,022,380	$9,932,317	$19,590,962
Net Realized Gain (Loss)	61,222,328	22,998,898	(2,982,262)	(4,547,211)
Net Change in Unrealized Appreciation (Depreciation)	(9,653,079)	6,626,341	1,949,001	(14,586,658)
Net Increase in Net Assets Resulting from Operations	62,329,235	44,647,619	8,899,056	457,093
Distributions:	(14,717,288)	(16,147,333)	(13,033,147)	(22,004,069)
Capital Share Transactions:
Issued	411,720,176	601,003,593	27,701,970	88,161,639
Redeemed	(350,736,728)	(253,939,142)	(18,781,598)	(31,146,558)
Increase in Net Assets from Capital Share Transactions	60,983,448	347,064,451	8,920,372	57,015,081
Total Increase in Net Assets	108,595,395	375,564,737	4,786,281	35,468,105
Net Assets:
Beginning of Year/Period	739,445,704	363,880,967	301,502,345	266,034,240
End of Year/Period	$848,041,099	$739,445,704	$306,288,626	$301,502,345
Share Transactions:
Issued	8,420,000	13,610,000	1,240,000	3,760,000
Redeemed	(7,180,000)	(5,690,000)	(840,000)	(1,370,000)
Net Increase in Shares Outstanding from Share Transactions	1,240,000	7,920,000	400,000	2,390,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Adaptive U.S. Risk Management ETF		Global X 1-3 Month T-Bill ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income	$692,687	$1,398,524	$41,550,971	$57,833,600
Net Realized Gain (Loss)	18,213,663	(5,210,057)	26,854	84,032
Net Change in Unrealized Appreciation (Depreciation)	(8,635,905)	11,938,862	(114,949)	(76,944)
Net Increase in Net Assets Resulting from Operations	10,270,445	8,127,329	41,462,876	57,840,688
Distributions:	(1,243,186)	(1,497,269)	(41,112,801)	(56,819,706)
Capital Share Transactions:
Issued	74,102,498	16,679,785	1,460,476,651	1,300,863,466
Redeemed	(80,585,428)	(18,047,646)	(341,684,355)	(479,974,379)
Increase (Decrease) in Net Assets from Capital Share Transactions	(6,482,930)	(1,367,861)	1,118,792,296	820,889,087
Total Increase in Net Assets	2,544,329	5,262,199	1,119,142,371	821,910,069
Net Assets:
Beginning of Year/Period	141,511,105	136,248,906	1,722,817,966	900,907,897
End of Year/Period	$144,055,434	$141,511,105	$2,841,960,337	$1,722,817,966
Share Transactions:
Issued	1,940,000	470,000	14,570,000	12,980,000
Redeemed	(2,110,000)	(510,000)	(3,410,000)	(4,790,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(170,000)	(40,000)	11,160,000	8,190,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X U.S. Cash Flow Kings 100 ETF		Global X Short-Term Treasury Ladder ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income	$269,779	$337,114	$705,411	$609,167
Net Realized Gain (Loss)	1,954,439	952,839	(103,544)	1,038
Net Change in Unrealized Appreciation (Depreciation)	915,947	553,879	(353,098)	123,895
Net Increase in Net Assets Resulting from Operations	3,140,165	1,843,832	248,769	734,100
Distributions:	(310,299)	(300,176)	(701,170)	(578,090)
Capital Share Transactions:
Issued	15,878,111	28,957,297	15,592,105	28,600,889
Redeemed	(14,708,379)	(10,221,833)	(8,493,278)	—
Increase in Net Assets from Capital Share Transactions	1,169,732	18,735,464	7,098,827	28,600,889
Total Increase in Net Assets	3,999,598	20,279,120	6,646,426	28,756,899
Net Assets:
Beginning of Year/Period	24,646,196	4,367,076	32,758,523	4,001,624
End of Year/Period	$28,645,794	$24,646,196	$39,404,949	$32,758,523
Share Transactions:
Issued	440,000	880,000	310,000	570,000
Redeemed	(410,000)	(310,000)	(170,000)	—
Net Increase in Shares Outstanding from Share Transactions	30,000	570,000	140,000	570,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Intermediate-Term Treasury Ladder ETF		Global X Long-Term Treasury Ladder ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income	$166,748	$142,252	$807,582	$1,066,980
Net Realized Gain (Loss)	(53,576)	(6,069)	(218,366)	(85,961)
Net Change in Unrealized Appreciation (Depreciation)	(174,108)	134,383	(1,353,465)	39,685
Net Increase (Decrease) in Net Assets Resulting from Operations	(60,936)	270,566	(764,249)	1,020,704
Distributions:	(164,350)	(139,266)	(801,700)	(1,046,280)
Capital Share Transactions:
Issued	2,485,184	5,433,966	4,598,998	12,707,939
Redeemed	(1,488,090)	—	(1,412,386)	—
Increase in Net Assets from Capital Share Transactions	997,094	5,433,966	3,186,612	12,707,939
Total Increase in Net Assets	771,808	5,565,266	1,620,663	12,682,363
Net Assets:
Beginning of Year/Period	8,007,603	2,442,337	34,106,529	21,424,166
End of Year/Period	$8,779,411	$8,007,603	$35,727,192	$34,106,529
Share Transactions:
Issued	50,000	110,000	100,000	280,000
Redeemed	(30,000)	—	(30,000)	—
Net Increase in Shares Outstanding from Share Transactions	20,000	110,000	70,000	280,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X PureCapSM MSCI Communication Services ETF		Global X PureCapSM MSCI Consumer Discretionary ETF
	Period Ended May 31, 2026 (Unaudited)	Period Ended November 30, 2025(1)	Period Ended May 31, 2026 (Unaudited)	Period Ended November 30, 2025(1)
Operations:
Net Investment Income	$183,731	$27,328	$57,439	$16,185
Net Realized Gain (Loss)	417,818	421,549	426,303	422,552
Net Change in Unrealized Appreciation (Depreciation)	46,772	3,194,765	1,693,850	(398,669)
Net Increase in Net Assets Resulting from Operations	648,321	3,643,642	2,177,592	40,068
Distributions:	(74,468)	—	(27,964)	—
Capital Share Transactions:
Issued	118,347,607	44,632,203	54,409,617	29,104,028
Redeemed	(69,708,682)	(3,809,759)	(24,195,190)	(14,685,022)
Increase in Net Assets from Capital Share Transactions	48,638,925	40,822,444	30,214,427	14,419,006
Total Increase in Net Assets	49,212,778	44,466,086	32,364,055	14,459,074
Net Assets:
Beginning of Period	44,466,086	—	14,459,074	—
End of Period	$93,678,864	$44,466,086	$46,823,129	$14,459,074
Share Transactions:
Issued	3,920,000	1,620,000	2,120,000	1,130,000
Redeemed	(2,500,000)	(140,000)	(960,000)	(580,000)
Net Increase in Shares Outstanding from Share Transactions	1,420,000	1,480,000	1,160,000	550,000

(1)	The Fund commenced operations on July 22, 2025.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X PureCapSM MSCI Consumer Staples ETF		Global X PureCapSM MSCI Energy ETF
	Period Ended May 31, 2026 (Unaudited)	Period Ended November 30, 2025(1)	Period Ended May 31, 2026 (Unaudited)	Period Ended November 30, 2025(1)
Operations:
Net Investment Income	$486,317	$98,783	$18,493	$5,906
Net Realized Gain (Loss)	920,690	39,675	(3,727)	—
Net Change in Unrealized Appreciation (Depreciation)	389,216	171,692	72,065	6,338
Net Increase in Net Assets Resulting from Operations	1,796,223	310,150	86,831	12,244
Distributions:	(184,191)	—	(6,317)	—
Capital Share Transactions:
Issued	37,942,870	32,297,162	1,362,780	518,106
Redeemed	(7,306,008)	(4,996,041)	—	—
Increase in Net Assets from Capital Share Transactions	30,636,862	27,301,121	1,362,780	518,106
Total Increase in Net Assets	32,248,894	27,611,271	1,443,294	530,350
Net Assets:
Beginning of Period	27,611,271	—	530,350	—
End of Period	$59,860,165	$27,611,271	$1,973,644	$530,350
Share Transactions:
Issued	1,440,000	1,320,000	40,000	20,000
Redeemed	(270,000)	(210,000)	—	—
Net Increase in Shares Outstanding from Share Transactions	1,170,000	1,110,000	40,000	20,000

(1)	The Fund commenced operations on July 22, 2025.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X PureCapSM MSCI Information Technology ETF		Global X U.S. 500 ETF
	Period Ended May 31, 2026 (Unaudited)	Period Ended November 30, 2025(1)	Period Ended May 31, 2026 (Unaudited)	Period Ended November 30, 2025(2)
Operations:
Net Investment Income	$130,225	$58,371	$23,810	$7,769
Net Realized Gain (Loss)	(21,805)	1,707,165	(3,115)	(840)
Net Change in Unrealized Appreciation (Depreciation)	13,405,050	(767,297)	440,903	107,565
Net Increase in Net Assets Resulting from Operations	13,513,470	998,239	461,598	114,494
Distributions:	(69,756)	—	(28,629)	—
Capital Share Transactions:
Issued	164,560,552	89,798,297	—	4,003,134
Redeemed	(122,270,846)	(45,142,149)	—	—
Increase in Net Assets from Capital Share Transactions	42,289,706	44,656,148	—	4,003,134
Total Increase in Net Assets	55,733,420	45,654,387	432,969	4,117,628
Net Assets:
Beginning of Period	45,654,387	—	4,117,628	—
End of Period	$101,387,807	$45,654,387	$4,550,597	$4,117,628
Share Transactions:
Issued	6,180,000	3,380,000	—	50,000
Redeemed	(4,840,000)	(1,720,000)	—	—
Net Increase in Shares Outstanding from Share Transactions	1,340,000	1,660,000	—	50,000

(1)	The Fund commenced operations on July 22, 2025.
(2)	The Fund commenced operations on September 23, 2025.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X U.S. Natural Gas ETF		Global X Zero Coupon Bond 2030 ETF
	Period Ended May 31, 2026 (Unaudited)	Period Ended November 30, 2025(1)	Period Ended May 31, 2026(2) (Unaudited)
Operations:
Net Investment Income	$274,189	$3,479	$7,570
Net Realized Gain (Loss)	2,367,973	23,869	(8,586)
Net Change in Unrealized Appreciation (Depreciation)	(3,903,451)	145,723	960
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,261,289)	173,071	(56)
Distributions:	(13,288)	—	(5,839)
Capital Share Transactions:
Issued	77,633,242	3,182,710	994,466
Redeemed	(26,299,702)	(360,316)	(494,544)
Increase in Net Assets from Capital Share Transactions	51,333,540	2,822,394	499,922
Total Increase in Net Assets	50,058,963	2,995,465	494,027
Net Assets:
Beginning of Period	2,995,465	—	—
End of Period	$53,054,428	$2,995,465	$494,027
Share Transactions:
Issued	1,800,000	90,000	20,000
Redeemed	(610,000)	(10,000)	(10,000)
Net Increase in Shares Outstanding from Share Transactions	1,190,000	80,000	10,000

(1)	The Fund commenced operations on October 28, 2025.
(2)	The Fund commenced operations on January 6, 2026.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Zero Coupon Bond 2031 ETF	Global X Zero Coupon Bond 2032 ETF
	Period Ended May 31, 2026(1) (Unaudited)	Period Ended May 31, 2026(1) (Unaudited)
Operations:
Net Investment Income	$12,258	$12,638
Net Realized Gain (Loss)	(2,365)	(1,729)
Net Change in Unrealized Appreciation (Depreciation)	(8,251)	(8,159)
Net Increase in Net Assets Resulting from Operations	1,642	2,750
Distributions:	(10,493)	(10,805)
Capital Share Transactions:
Issued	999,917	1,001,440
Redeemed	(497,120)	(498,430)
Increase in Net Assets from Capital Share Transactions	502,797	503,010
Total Increase in Net Assets	493,946	494,955
Net Assets:
Beginning of Period	—	—
End of Period	$493,946	$494,955
Share Transactions:
Issued	20,000	20,000
Redeemed	(10,000)	(10,000)
Net Increase in Shares Outstanding from Share Transactions	10,000	10,000

(1)	The Fund commenced operations on January 6, 2026.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Zero Coupon Bond 2033 ETF	Global X Zero Coupon Bond 2034 ETF
	Period Ended May 31, 2026(1) (Unaudited)	Period Ended May 31, 2026(1) (Unaudited)
Operations:
Net Investment Income	$12,986	$13,302
Net Realized Gain (Loss)	(1,830)	(2,376)
Net Change in Unrealized Appreciation (Depreciation)	(8,310)	(8,529)
Net Increase in Net Assets Resulting from Operations	2,846	2,397
Distributions:	(11,105)	(11,372)
Capital Share Transactions:
Issued	1,001,859	1,001,354
Redeemed	(498,625)	(497,940)
Increase in Net Assets from Capital Share Transactions	503,234	503,414
Total Increase in Net Assets	494,975	494,439
Net Assets:
Beginning of Period	—	—
End of Period	$494,975	$494,439
Share Transactions:
Issued	20,000	20,000
Redeemed	(10,000)	(10,000)
Net Increase in Shares Outstanding from Share Transactions	10,000	10,000

(1)	The Fund commenced operations on January 6, 2026.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Global X Zero Coupon Bond 2035 ETF
Period Ended May 31, 2026(1) (Unaudited)
Operations:
Net Investment Income	$12,572
Net Realized Gain (Loss)	(2,537)
Net Change in Unrealized Appreciation (Depreciation)	(8,751)
Net Increase in Net Assets Resulting from Operations	1,284
Distributions:	(9,787)
Capital Share Transactions:
Issued	1,002,419
Redeemed	(499,172)
Increase in Net Assets from Capital Share Transactions	503,247
Total Increase in Net Assets	494,744
Net Assets:
Beginning of Period	—
End of Period	$494,744
Share Transactions:
Issued	20,000
Redeemed	(10,000)
Net Increase in Shares Outstanding from Share Transactions	10,000

(1)	The Fund commenced operations on January 6, 2026.

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MLP ETF
2026 (Unaudited)§	49.04	0.08	5.87	5.95	(0.18)	—	(1.84)
2025	52.44	0.12	0.27	0.39	(3.19)	—	(0.60)
2024	46.08	0.20	9.74	9.94	(3.52)	—	(0.06)
2023	42.99	(0.07)	6.48	6.41	(3.32)	—	—
2022	33.59	(0.02)	12.44	12.42	(3.02)	—	—
2021	26.73	(0.06)	9.97	9.91	—	—	(3.05)
Global X MLP & Energy Infrastructure ETF
2026 (Unaudited)§	60.83	0.55	11.94	12.49	(1.58)	—	—
2025	64.25	1.50	(2.00)	(0.50)	(1.41)	—	(1.51)
2024	44.99	1.17	20.64	21.81	(1.77)	—	(0.78)
2023	43.47	0.83	3.02	3.85	(2.01)	—	(0.32)
2022	34.89	0.75	9.98	10.73	(1.39)	—	(0.76)
2021	26.59	0.42	9.97	10.39	(1.05)	—	(1.04)
Global X Alternative Income ETF
2026 (Unaudited)§	12.06	0.32	0.46	0.78	(0.47)	—	—
2025	12.15	0.73	0.15	0.88	(0.88)	—	(0.09)
2024	11.05	0.55	1.40	1.95	(0.85)	—	—
2023	11.42	0.48	(0.04)	0.44	(0.81)	—	—
2022	13.16	0.61	(1.45)	(0.84)	(0.77)	—	(0.13)
2021	11.51	0.49	2.05	2.54	(0.62)	—	(0.27)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Supplemental ratio, presented for the purpose of additional analysis.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	The Before Net Deferred Tax Expense/(Benefit) expense ratios for the years ended November 30, 2021, 2022, 2023, 2024, 2025 and the period ended May 31, 2026 was 0.45%, 0.45%, 0.45%, 0.45%, 0.45% and 0.45%, respectively.
‡‡	Includes amount of tax benefit or expense associated with all components of the Statement of Operations. The amount of tax benefit or expense associated with net investment income for the years ended November 30, 2022, 2023, 2024, 2025 and the period ended May 31, 2026 is (0.01)%, (0.03)%, 0.10%, 0.08%, and 0.07%, respectively.
^	Effective September 28, 2021, the fund’s fees were permanently lowered to 0.50%.
§	For the period ended May 31, 2026.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($) (000)	Ratio of Expenses to Average Net Assets, Net of Tax Expense/ (Benefit) (%)		Ratio of Expenses to Average Net Assets, (Including Current and Deferred Tax Expenses/ Benefits) (%)***		Ratio of Net Investment Income (Loss) to Average Net Assets, Net of Tax Expense/ (Benefit) (%)		Portfolio Turnover Rate (%)††

(2.02)	52.97	12.21	2,102,686	0.52	†‡	3.25	‡‡	0.13	†	2.85
(3.79)	49.04	0.90	1,829,187	0.53	‡	0.77	‡‡	0.16		18.71
(3.58)	52.44	22.79	1,754,099	0.55	‡	5.83	‡‡	0.42		28.89
(3.32)	46.08	15.79	1,488,864	0.42	‡(1)	4.16	‡‡	(0.15	)(2)	42.36
(3.02)	42.99	37.69	1,378,279	0.44	‡	2.29	‡‡	(0.04)		47.13
(3.05)	33.59	37.49	992,935	0.43	‡	(0.02)		(0.19)		33.79

(1.58)	71.74	20.63	3,406,960	0.45	†	—		1.61	†	4.66
(2.92)	60.83	(0.65)	2,592,366	0.45		—		2.45		15.46
(2.55)	64.25	50.20	2,367,633	0.45		—		2.29		23.59
(2.33)	44.99	9.42	999,208	0.45		—		2.00		24.32
(2.15)	43.47	31.26	1,090,000	0.45		—		1.85		23.48
(2.09)	34.89	39.64	738,092	0.45		—		1.25		16.88

(0.47)	12.37	6.56	44,289	0.50	†(1)	—		5.22	†(2)	3.38
(0.97)	12.06	7.78	39,421	0.50	(1)	—		6.27	(2)	11.07
(0.85)	12.15	18.36	34,272	0.50	(1)	—		4.75	(2)	7.16
(0.81)	11.05	4.01	34,472	0.50	(1)	—		4.29	(2)	14.38
(0.90)	11.42	(6.64)	37,216	0.50	(1)	—		5.03	(2)	18.10
(0.89)	13.16	22.52	35,921	0.63	@^(1)	—		3.77	(2)	86.85

@	Effective for the fiscal year ended November 30, 2022, the Fund began presenting acquired fund fees borne by the Adviser as part of its unitary fee agreement (See Note 3 in Notes to Financial Statements) as a realized gain on the Statement of Operations as compared to a contra-expense as in prior fiscal years. If such amounts had been presented as a realized gain in the year ended November 30, 2021 (first year of this agreement), the ratio of Expenses to Average Net Assets would have been 0.70%.
(1)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Conscious Companies ETF
2026 (Unaudited)§	44.11	0.20	5.15	5.35	(0.97)	—	—
2025	40.61	0.38	3.49	3.87	(0.37)	—	—
2024	31.89	0.33	8.77	9.10	(0.38)	—	—
2023	29.52	0.38	2.27	2.65	(0.28)	—	—
2022	32.97	0.31	(3.40)	(3.09)	(0.36)	—	—
2021	26.46	0.31	6.49	6.80	(0.29)	—	—
Global X U.S. Preferred ETF
2026 (Unaudited)§	18.97	0.54	0.06	0.60	(0.60)	—	—
2025	20.51	1.18	(1.51)	(0.33)	(1.21)	—	—
2024	19.13	1.22	1.42	2.64	(1.26)	—	—
2023	20.51	1.24	(1.36)	(0.12)	(1.26)	—	—
2022	25.21	1.23	(4.64)	(3.41)	(1.29)	—	—
2021	25.36	1.28	(0.12)	1.16	(1.31)	—	—
Global X S&P 500® Quality Dividend ETF
2026 (Unaudited)§	35.00	0.57	2.18	2.75	(0.56)	—	—
2025	37.14	1.05	(2.13)	(1.08)	(1.06)	—	—
2024	30.97	0.87	6.33	7.20	(0.99)	—	(0.04)
2023	33.24	0.99	(2.23)	(1.24)	(1.03)	—	—
2022	31.02	1.03	2.10	3.13	(0.91)	—	—
2021	25.20	0.78	5.84	6.62	(0.80)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^^	Effective April 1, 2020, until April 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.23%.
§	For the period ended May 31, 2026.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.97)	48.49	12.36	119,764	0.43	†	0.93	†	9.01
(0.37)	44.11	9.64	168,052	0.43		0.95		18.20
(0.38)	40.61	28.74	653,743	0.43		0.91		21.24
(0.28)	31.89	9.05	579,741	0.43		1.27		27.74
(0.36)	29.52	(9.45)	673,733	0.43		1.06		31.92
(0.29)	32.97	25.84	654,764	0.43		1.00		22.92

(0.60)	18.97	3.21	2,173,454	0.23	†	5.70	†	15.87
(1.21)	18.97	(1.52)	2,252,601	0.23		6.15		51.88
(1.26)	20.51	14.20	2,467,525	0.23		6.12		27.10
(1.26)	19.13	(0.51)	2,277,678	0.23		6.38		36.65
(1.29)	20.51	(13.82)	2,214,461	0.23		5.51		33.20
(1.31)	25.21	4.61	2,458,022	0.23	^^	4.99		47.89

(0.56)	37.19	7.89	32,725	0.20	†	3.11	†	40.92
(1.06)	35.00	(2.81)	30,798	0.20		3.04		69.42
(1.03)	37.14	23.69	32,309	0.20		2.57		82.76
(1.03)	30.97	(3.71)	48,318	0.20		3.16		78.89
(0.91)	33.24	10.25	61,156	0.20		3.24		78.73
(0.80)	31.02	26.45	9,615	0.20		2.60		70.66

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Adaptive U.S. Factor ETF
2026 (Unaudited)§	46.19	0.64	3.09	3.73	(0.76)	—	—
2025	44.98	1.20	1.32	2.52	(1.31)	—	—
2024	34.37	1.01	10.57	11.58	(0.88)	—	(0.09)
2023	32.23	0.59	2.28	2.87	(0.65)	—	(0.08)
2022	29.86	0.62	2.50	3.12	(0.71)	—	(0.04)
2021	24.91	0.61	5.09	5.70	(0.70)	—	(0.05)
Global X Variable Rate Preferred ETF
2026 (Unaudited)§	22.62	0.74	(0.07)	0.67	(0.98)	—	—
2025	24.32	1.52	(1.49)	0.03	(1.73)	—	—
2024	23.13	1.64	1.31	2.95	(1.76)	—	—
2023	23.55	1.60	(0.49)	1.11	(1.53)	—	—
2022	27.28	1.45	(3.70)	(2.25)	(1.39)	(0.02)	(0.07)
2021	26.97	1.40	0.37	1.77	(1.29)	(0.02)	(0.15)
Global X Adaptive U.S. Risk Management ETF
2026 (Unaudited)§	37.94	0.18	2.68	2.86	(0.19)	(0.14)	—
2025	36.14	0.37	1.83	2.20	(0.40)	—	—
2024	28.55	0.33	7.60	7.93	(0.34)	—	—
2023	28.26	0.47	0.34	0.81	(0.52)	—	—
2022	29.88	0.40	(1.71)	(1.31)	(0.31)	—	—
2021(3)	24.95	0.25	4.77	5.02	(0.09)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended May 31, 2026.
(1)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(3)	The Fund commenced operations on January 12, 2021.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.76)	49.16	8.10	848,041	0.27	†	2.64	†	39.60
(1.31)	46.19	5.81	739,446	0.27		2.72		74.51
(0.97)	44.98	34.02	363,881	0.27		2.50		95.79
(0.73)	34.37	9.13	181,838	0.27		1.89		234.57
(0.75)	32.23	10.61	178,533	0.27		2.03		115.74
(0.75)	29.86	23.01	172,008	0.27		2.09		96.21

(0.98)	22.31	3.05	306,289	0.25	†	6.67	†	26.39
(1.73)	22.62	0.16	301,502	0.25		6.54		57.39
(1.76)	24.32	13.29	266,034	0.25		6.91		58.94
(1.53)	23.13	5.01	222,313	0.25		7.01		81.87
(1.48)	23.55	(8.40)	285,389	0.25		5.93		74.41
(1.46)	27.28	6.60	89,217	0.25		5.01		26.17

(0.33)	40.47	7.59	144,055	0.39	†(1)	0.97	†(2)	204.67
(0.40)	37.94	6.19	141,511	0.39	(1)	1.07	(2)	364.95
(0.34)	36.14	27.98	136,249	0.39	(1)	1.02	(2)	241.46
(0.52)	28.55	2.92	94,793	0.40	(1)	1.67	(2)	574.56
(0.31)	28.26	(4.28)	66,408	0.39		1.49		1481.94
(0.09)	29.88	20.13	104,574	0.39	†	1.01	†	30.10

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X 1-3 Month T-Bill ETF
2026 (Unaudited)§	100.40	1.82	(0.01)	1.81	(1.86)	—	—
2025	100.44	4.22	— (1)	4.22	(4.26)	—	—
2024(2)	100.44	5.13	0.12	5.25	(5.25)	—	—
2023(2)(3)	99.96	2.40	(0.08)	2.32	(1.84)	—	—
Global X U.S. Cash Flow Kings 100 ETF
2026 (Unaudited)§	35.21	0.36	4.07	4.43	(0.40)	—	—
2025	33.59	0.85	1.50	2.35	(0.73)	—	—
2024	27.07	0.61	6.58	7.19	(0.67)	—	—
2023(4)	25.58	0.25	1.40	1.65	(0.16)	—	—
Global X Short-Term Treasury Ladder ETF
2026 (Unaudited)§	50.40	0.89	(0.50)	0.39	(0.91)	—	—
2025	50.02	1.92	0.38	2.30	(1.92)	—	—
2024(5)	50.03	0.44	(0.28)	0.16	(0.17)	—	—

§	For the period ended May 31, 2026.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(2)	Per share amounts have been adjusted for a 1 for 4 reverse share split on June 14, 2024. (See Note 9 in the Notes to in the Notes to Financial Statements.)
(3)	The Fund commenced operations on June 20, 2023.
(4)	The Fund commenced operations on July 10, 2023.
(5)	The Fund commenced operations on September 9, 2024.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(1.86)	100.35	1.83	2,841,960	0.07	†	3.64	†	0.00
(4.26)	100.40	4.30	1,722,818	0.07		4.21		0.00
(5.25)	100.44	5.38	900,908	0.07		5.12		0.00
(1.84)	100.44	2.36	112,760	0.09	†	5.34	†	0.00

(0.40)	39.24	12.68	28,646	0.25	†	1.98	†	49.78
(0.73)	35.21	7.24	24,646	0.25		2.59		103.20
(0.67)	33.59	26.89	4,367	0.25		2.01		87.62
(0.16)	27.07	6.46	3,790	0.25	†	2.41	†	14.76

(0.91)	49.88	0.77	39,405	0.12	†	3.57	†	59.07
(1.92)	50.40	4.69	32,759	0.12		3.82		11.15
(0.17)	50.02	0.32	4,002	0.12	†	3.86	†	0.00

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Intermediate-Term Treasury Ladder ETF
2026 (Unaudited)§	50.05	0.93	(1.28)	(0.35)	(0.93)	—	—
2025	48.85	1.80	1.20	3.00	(1.80)	—	—
2024(1)	50.04	0.39	(1.38)	(0.99)	(0.20)	—	—
Global X Long-Term Treasury Ladder ETF
2026 (Unaudited)§	46.72	1.03	(2.06)	(1.03)	(1.03)	—	—
2025	47.61	2.03	(0.92)	1.11	(2.00)	—	—
2024(1)	50.16	0.45	(2.79)	(2.34)	(0.21)	—	—
Global X PureCapSM MSCI Communication Services ETF
2026 (Unaudited)§	30.04	0.07	2.23	2.30	(0.04)	—	—
2025(4)	24.92	0.04	5.08	5.12	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended May 31, 2026.
(1)	The Fund commenced operations on September 9, 2024.
(2)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(3)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(4)	The Fund commenced operations on July 22, 2025.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.93)	48.77	(0.73)	8,779	0.12	†	0.12	†	3.76	†	32.54
(1.80)	50.05	6.29	8,008	0.12		0.12		3.66		10.79
(0.20)	48.85	(1.98)	2,442	0.12	†	—	†	3.50	†	0.19

(1.03)	44.66	(2.24)	35,727	0.12	†	0.12	†	4.55	†	10.97
(2.00)	46.72	2.51	34,107	0.12		0.12		4.44		11.82
(0.21)	47.61	(4.66)	21,424	0.12	†	—	†	4.27	†	0.43

(0.04)	32.30	7.65	93,679	0.15	†(2)	0.25	†	0.50	†(3)	53.97
—	30.04	20.55	44,466	0.15	†(2)	0.25	†	0.39	†(3)	5.33

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)		Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X PureCapSM MSCI Consumer Discretionary ETF
2026 (Unaudited)§	26.29	0.06	1.08		1.14	(0.05)	—	—
2025(3)	25.05	0.04	1.20		1.24	—	—	—
Global X PureCapSM MSCI Consumer Staples ETF
2026 (Unaudited)§	24.88	0.29	1.23		1.52	(0.15)	—	—
2025(3)	24.97	0.17	(0.26	)(4)	(0.09)	—	—	—
Global X PureCapSM MSCI Energy ETF
2026 (Unaudited)§	26.52	0.49	6.20		6.69	(0.32)	—	—
2025(3)	24.99	0.40	1.13		1.53	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended May 31, 2026.
(1)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(3)	The Fund commenced operations on July 22, 2025.
(4)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.05)	27.38	4.34	46,823	0.15	†(1)	0.25	†	0.43	†(2)	12.87
—	26.29	4.95	14,459	0.15	†(1)	0.25	†	0.38	†(2)	11.73

(0.15)	26.25	6.13	59,860	0.15	†(1)	0.25	†	2.20	†(2)	5.34
—	24.88	(0.36)	27,611	0.15	†(1)	0.25	†	1.94	†(2)	3.44

(0.32)	32.89	25.51	1,974	0.15	†(1)	0.25	†	3.02	†(2)	2.16
—	26.52	6.12	530	0.15	†	0.25	†	4.26	†	0.00

The accompanying notes are an integral part of the financial statements.

Financial Highlights

   Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain ($)		Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X PureCapSM MSCI Information Technology ETF
2026 (Unaudited)§	27.50	0.05	6.29		6.34	(0.04)	—	—
2025(3)	24.62	0.04	2.84		2.88	—	—	—
Global X U.S. 500 ETF
2026 (Unaudited)§	82.35	0.48	8.75		9.23	(0.57)	—	—
2025(4)	80.10	0.16	2.09		2.25	—	—	—
Global X U.S. Natural Gas ETF
2026 (Unaudited)§	37.44	0.35	4.08	(5)	4.43	(0.09)	—	—
2025(6)	34.04	0.07	3.33		3.40	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended May 31, 2026.
(1)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(3)	The Fund commenced operations on July 22, 2025.
(4)	The Fund commenced operations on September 23, 2025.
(5)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(6)	The Fund commenced operations on October 28, 2025. Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.04)	33.80	23.08	101,388	0.15	†(1)	0.25	†	0.37	†(2)	8.18
—	27.50	11.70	45,654	0.15	†(1)	0.25	†	0.44	†(2)	2.80

(0.57)	91.01	11.26	4,551	0.02	†	0.02	†	1.15	†	2.80
—	82.35	2.81	4,118	0.02	†	0.02	†	1.06	†	1.21

(0.09)	41.78	11.89	53,054	0.45	†	0.45	†	1.63	†	16.92
—	37.44	9.99	2,995	0.45	†	0.45	†	2.07	†	0.80

The accompanying notes are an integral part of the financial statements.

Financial Highlights

   Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Loss ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Zero Coupon Bond 2030 ETF
2026 (Unaudited)§(1)	50.00	0.74	(0.76)	(0.02)	(0.58)	—	—
Global X Zero Coupon Bond 2031 ETF
2026 (Unaudited)§(1)	50.00	0.76	(0.77)	(0.01)	(0.60)	—	—
Global X Zero Coupon Bond 2032 ETF
2026 (Unaudited)§(1)	50.00	0.78	(0.66)	0.12	(0.62)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended May 31, 2026.
(1)	The Fund commenced operations on January 6, 2026.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.58)	49.40	(0.10)	494	0.07	†	3.75	†	100.45

(0.60)	49.39	—	494	0.07	†	3.83	†	1.29

(0.62)	49.50	0.14	495	0.07	†	3.94	†	1.29

The accompanying notes are an integral part of the financial statements.

Financial Highlights

   Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Loss ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Zero Coupon Bond 2033 ETF
2026 (Unaudited)§(1)	50.00	0.80	(0.66)	0.14	(0.64)	—	—
Global X Zero Coupon Bond 2034 ETF
2026 (Unaudited)§(1)	50.00	0.82	(0.72)	0.10	(0.66)	—	—
Global X Zero Coupon Bond 2035 ETF
2026 (Unaudited)§(1)	50.00	0.84	(0.70)	0.14	(0.67)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended May 31, 2026.
(1)	The Fund commenced operations on January 6, 2026.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.64)	49.50	0.17	495	0.07	†	4.04	†	1.38

(0.66)	49.44	0.10	494	0.07	†	4.15	†	1.39

(0.67)	49.47	0.18	495	0.07	†	4.24	†	1.87

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

May 31, 2026 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of May 31, 2026, the Trust had one hundred twenty four portfolios, one hundred fifteen of which were operational. The financial statements herein and the related notes pertain to the Global X MLP ETF, Global X MLP & Energy Infrastructure ETF, Global X Alternative Income ETF, Global X Conscious Companies ETF, Global X U.S. Preferred ETF, Global X S&P 500® Quality Dividend ETF, Global X Adaptive U.S. Factor ETF, Global X Variable Rate Preferred ETF, Global X Adaptive U.S. Risk Management ETF, Global X 1-3 Month T-Bill ETF, Global X U.S. Cash Flow Kings 100 ETF, Global X Short-Term Treasury Ladder ETF, Global X Intermediate-Term Treasury Ladder ETF, Global X Long-Term Treasury Ladder ETF, Global X PureCapSM MSCI Communication Services ETF, Global X PureCapSM MSCI Consumer Discretionary ETF, Global X PureCapSM MSCI Consumer Staples ETF, Global X PureCapSM MSCI Energy ETF, Global X PureCapSM MSCI Information Technology ETF, Global X U.S. 500 ETF, Global X U.S. Natural Gas ETF, Global X Zero Coupon Bond 2030 ETF, Global X Zero Coupon Bond 2031 ETF, Global X Zero Coupon Bond 2032 ETF, Global X Zero Coupon Bond 2033 ETF, Global X Zero Coupon Bond 2034 ETF and Global X Zero Coupon Bond 2035 ETF (each a “Fund” and collectively, the “Funds”). Each Fund, other than the Global X Alternative Income ETF, Global X Conscious Companies ETF, Global X U.S. Preferred ETF, Global X S&P 500® Quality Dividend ETF, Global X Adaptive U.S. Factor ETF, Global X Variable Rate Preferred ETF, Global X Adaptive U.S. Risk Management ETF, Global X 1-3 Month T-Bill ETF, Global X U.S. Cash Flow Kings 100 ETF, Global X Short-Term Treasury Ladder ETF, Global X Intermediate-Term Treasury Ladder ETF, and Global X Long-Term Treasury Ladder ETF, has elected non-diversified status under the 1940 Act.

The Global X Zero Coupon Bond 2030 ETF, Global X Zero Coupon Bond 2031 ETF, Global X Zero Coupon Bond 2032 ETF, Global X Zero Coupon Bond 2033 ETF, Global X Zero Coupon Bond 2034 ETF and Global X Zero Coupon Bond 2035 ETF commenced operations on January 6, 2026.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

MLPs – Certain Funds may invest in MLPs. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities, such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Board of Trustees (the “Board”) of the Trust. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of a Fund’s security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedules of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of May 31, 2026. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS – Securities pledged as collateral for repurchase agreements are held by Brown Brothers Harriman & Co. (“BBH”) or The Bank of New York Mellon (“BNY”), in its role as Custodian to the respective Funds (each, a “Custodian” and together the “Custodians”) and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRAs”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty, and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES – It is each Fund’s intention, except for the Global X MLP ETF, to qualify, or to continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”). Accordingly, no provisions for Federal income taxes have been made in the financial statements, except for Global X MLP ETF as described below.

The Fund’s evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof. If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the period ended May 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

The Global X MLP ETF is taxed as a regular C-corporation for Federal income tax purposes and as such is obligated to pay Federal and applicable state corporate income tax. Currently, the Federal income tax rate for a corporation is 21%. This differs from most investment companies, which elect to be treated as “regulated investment companies” under Subchapter M of the Code in order to avoid paying entity level income taxes. Under current law, Global X MLP ETF is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, Global X MLP ETF will be obligated to pay applicable Federal and state corporate income taxes on its taxable income as opposed to most other investment companies, which are not so obligated. Global X MLP ETF determines its state filings primarily based on underlying state factors provided by its MLP investments. Global X MLP ETF expects that a portion of the distributions that are received from MLPs may be treated as a tax-deferred return of capital, thus reducing Global X MLP ETF’s current tax liability. However, the amount of taxes currently paid by Global X MLP ETF will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes have the potential to reduce an investor’s return from an investment in Global X MLP ETF.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

Cash distributions from MLPs to Global X MLP ETF that exceed the Global X MLP ETF’s allocable share of such MLP’s net taxable income are considered tax-deferred return of capital that will reduce Global X MLP ETF’s adjusted tax basis in the equity securities of the MLP. These reductions in Global X MLP ETF’s adjusted tax basis in MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by Global X MLP ETF on a subsequent sale of the securities. Global X MLP ETF will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, Global X MLP ETF may be liable for previously deferred taxes. Global X MLP ETF will rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining Global X MLP ETF’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to Global X MLP ETF’s deferred tax liabilities as new information becomes available. Global X MLP ETF will generally compute deferred income taxes based on the Federal income tax rate applicable to corporations and an estimated rate attributable to state taxes.

INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X MLP ETF	10,000	$100	$100
Global X MLP & Energy Infrastructure ETF	10,000	100	100
Global X Alternative Income ETF	10,000	250	250
Global X Conscious Companies ETF	10,000	500	500
Global X U.S. Preferred ETF	10,000	650	650
Global X S&P 500® Quality Dividend ETF	10,000	250	250
Global X Adaptive U.S. Factor ETF	10,000	600*	600
Global X Variable Rate Preferred ETF	10,000	250	250
Global X Adaptive U.S. Risk Management ETF	10,000	1,300*	1,300
Global X 1-3 Month T-Bill ETF	10,000	250	250
Global X U.S. Cash Flow Kings 100 ETF	10,000	250	250
Global X Short-Term Treasury Ladder ETF	10,000	250	250
Global X Intermediate-Term Treasury Ladder ETF	10,000	250	250
Global X Long-Term Treasury Ladder ETF	10,000	250	250
Global X PureCapSM MSCI Communication Services ETF	10,000	250	250
Global X PureCapSM MSCI Consumer Discretionary ETF	10,000	250	250
Global X PureCapSM MSCI Consumer Staples ETF	10,000	250	250
Global X PureCapSM MSCI Energy ETF	10,000	250	250
Global X PureCapSM MSCI Information Technology ETF	10,000	300	300
Global X U.S. 500 ETF	10,000	800	800
Global X U.S. Natural Gas ETF	10,000	250	250
Global X Zero Coupon Bond 2030 ETF	10,000	250	250
Global X Zero Coupon Bond 2031 ETF	10,000	250	250
Global X Zero Coupon Bond 2032 ETF	10,000	250	250
Global X Zero Coupon Bond 2033 ETF	10,000	250	250
Global X Zero Coupon Bond 2034 ETF	10,000	250	250
Global X Zero Coupon Bond 2035 ETF	10,000	250	250

*	The standard creation transaction fee will be $200 when the Fund Deposit Securities include only U.S. Treasury Obligations.

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY, if a Fund for which BNY is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY to its institutional custody clients in the relevant currency. Cash overdraft charges are included in Custodian Fees Payable on the Statements of Assets and Liabilities and Custodian Fees on the Statements of Operations, if applicable.

SEGMENT REPORTING — The Funds have adopted FASB Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Trust’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees and expenses (except for the Global X Alternative Income ETF, Global X U.S. Preferred ETF, Global X Variable Rate Preferred ETF, Global X Adaptive U.S. Risk Management ETF, Global X Zero Coupon Bond 2030 ETF, Global X Zero Coupon Bond 2031 ETF, Global X Zero Coupon Bond 2032 ETF, Global X Zero Coupon Bond 2033 ETF, Global X Zero Coupon Bond 2034 ETF and Global X Zero Coupon Bond 2035 ETF with respect to

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)

investments in affiliated investment companies), and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for each of the Global X Alternative Income ETF, Global X U.S. Preferred ETF, Global X Variable Rate Preferred ETF, Global X Adaptive U.S. Risk Management ETF, Global X Zero Coupon Bond 2030 ETF, Global X Zero Coupon Bond 2031 ETF, Global X Zero Coupon Bond 2032 ETF, Global X Zero Coupon Bond 2033 ETF, Global X Zero Coupon Bond 2034 ETF and Global X Zero Coupon Bond 2035 ETF provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Funds in affiliated investment companies. For the period ended May 31, 2026, the Adviser paid acquired fund fees and expenses for the Global X Alternative Income ETF of $77,710 and made such reimbursement payments to the Fund on a monthly basis. These amounts are included in “Payment from Adviser” on the Statements of Operations.

For the period ended May 31, 2026, amounts waived or reimbursed are netted against the “Payable due to Investment Adviser” on the Statements of Assets and Liabilities. During the same period, the Adviser waived fees and/or reimbursed expenses as a reduction of expenses as shown as “Waiver of Supervision and Administration” on the Statements of Operations.

Any waived fees or reimbursed expenses are subject to recoupment by the Adviser within three years from the date of the waiver, provided that such recoupment does not cause the Fund’s expenses to exceed the current expense limitation or the expense limitation in effect at the time of the waiver.

The following table discloses the supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)

Supervision and Administration Fee
Global X MLP ETF	0.45%
Global X MLP & Energy Infrastructure ETF	0.45%
Global X Alternative Income ETF	0.50%
Global X Conscious Companies ETF(1)	0.43%
Global X U.S. Preferred ETF	0.23%
Global X S&P 500® Quality Dividend ETF	0.20%
Global X Adaptive U.S. Factor ETF	0.27%
Global X Variable Rate Preferred ETF	0.25%
Global X Adaptive U.S. Risk Management ETF	0.39%
Global X 1-3 Month T-Bill ETF	0.07%
Global X U.S. Cash Flow Kings 100 ETF	0.25%
Global X Short-Term Treasury Ladder ETF	0.12%
Global X Intermediate-Term Treasury Ladder ETF	0.12%
Global X Long-Term Treasury Ladder ETF	0.12%
Global X PureCapSM MSCI Communication Services ETF(2)	0.25%
Global X PureCapSM MSCI Consumer Discretionary ETF(2)	0.25%
Global X PureCapSM MSCI Consumer Staples ETF(2)	0.25%
Global X PureCapSM MSCI Energy ETF(2)	0.25%
Global X PureCapSM MSCI Information Technology ETF(2)	0.25%
Global X U.S. 500 ETF	0.02%
Global X U.S. Natural Gas ETF	0.45%
Global X Zero Coupon Bond 2030 ETF	0.07%
Global X Zero Coupon Bond 2031 ETF	0.07%
Global X Zero Coupon Bond 2032 ETF	0.07%
Global X Zero Coupon Bond 2033 ETF	0.07%
Global X Zero Coupon Bond 2034 ETF	0.07%
Global X Zero Coupon Bond 2035 ETF	0.07%

(1) On or around the close of business on July 21, 2026, the supervision and administration fee will change to 0.35% and the Fund name will change from the Global X Conscious Companies ETF to Global X Morningstar Capital Allocation Leaders ETF.

(2) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X PureCapSM MSCI Communication Services ETF, Global X PureCapSM MSCI Consumer Discretionary ETF, Global X PureCapSM MSCI Consumer Staples ETF, Global X PureCapSM MSCI Energy ETF, and Global X PureCapSM MSCI Information Technology ETF to the extent necessary to assure that the operating expenses of the Funds (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the average daily net assets of each Fund per year until at least April 1, 2027.

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

For all Funds other than the Global X 1-3 Month T-Bill ETF, Global X U.S. Cash Flow Kings 100 ETF, Global X Short-Term Treasury Ladder ETF, Global X Intermediate-Term Treasury Ladder ETF, Global X Long-Term Treasury Ladder ETF, Global X Zero Coupon Bond 2030 ETF, Global X Zero Coupon Bond 2031 ETF, Global X Zero Coupon Bond 2032 ETF, Global X Zero Coupon Bond 2033 ETF, Global X Zero Coupon Bond 2034 ETF and Global X Zero Coupon Bond 2035 ETF, BBH serves as the Custodian and transfer agent of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)

BNY serves as Custodian and transfer agent to the Trust on behalf of the Global X 1-3 Month T-Bill ETF, Global X U.S. Cash Flow Kings 100 ETF, Global X Short-Term Treasury Ladder ETF, Global X Intermediate-Term Treasury Ladder ETF, Global X Long-Term Treasury Ladder ETF, Global X Zero Coupon Bond 2030 ETF, Global X Zero Coupon Bond 2031 ETF, Global X Zero Coupon Bond 2032 ETF, Global X Zero Coupon Bond 2033 ETF, Global X Zero Coupon Bond 2034 ETF and Global X Zero Coupon Bond 2035 ETF. As Custodian, BNY may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as Transfer Agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2026, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government, and short-term securities were:

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)

	Purchases	Sales and Maturities
Global X MLP ETF	$63,029,262	$186,443,216
Global X MLP & Energy Infrastructure ETF	441,736,682	440,023,086
Global X Alternative Income ETF	1,457,498	1,907,698
Global X Conscious Companies ETF	11,009,181	13,553,129
Global X U.S. Preferred ETF	364,760,734	354,030,401
Global X S&P 500® Quality Dividend ETF	13,080,204	13,077,172
Global X Adaptive U.S. Factor ETF	320,510,116	325,654,871
Global X Variable Rate Preferred ETF	85,837,711	80,612,795
Global X Adaptive U.S. Risk Management ETF	138,467,148	150,889,005
Global X 1-3 Month T-Bill ETF	6,600,298,343	3,381,564,480
Global X U.S. Cash Flow Kings 100 ETF	14,295,029	14,333,369
Global X Short-Term Treasury Ladder ETF	124,888	8,891,404
Global X Intermediate-Term Treasury Ladder ETF	19,952	—
Global X Long-Term Treasury Ladder ETF	—	—
Global X PureCapSM MSCI Communication Services ETF	95,479,883	77,195,971
Global X PureCapSM MSCI Consumer Discretionary ETF	22,785,395	15,950,599
Global X PureCapSM MSCI Consumer Staples ETF	34,622,876	24,404,249
Global X PureCapSM MSCI Energy ETF	923,344	427,085
Global X PureCapSM MSCI Information Technology ETF	59,536,236	45,663,538
Global X U.S. 500 ETF	116,853	121,304
Global X U.S. Natural Gas ETF	5,711,861	6,496,823
Global X Zero Coupon Bond 2030 ETF	—	—
Global X Zero Coupon Bond 2031 ETF	—	—
Global X Zero Coupon Bond 2032 ETF	—	—
Global X Zero Coupon Bond 2033 ETF	—	—
Global X Zero Coupon Bond 2034 ETF	—	—
Global X Zero Coupon Bond 2035 ETF	—	—

For the period ended May 31, 2026, the below funds had purchases and sales of long-term U.S. Government securities:

	Purchases	Sales
Global X Adaptive U.S. Risk Management ETF	$138,467,149	$141,177,700
Global X Short-Term Treasury Ladder ETF	32,740,904	20,840,287
Global X Intermediate-Term Treasury Ladder ETF	3,869,915	2,838,964
Global X Long-Term Treasury Ladder ETF	5,174,210	3,847,291
Global X Zero Coupon Bond 2030 ETF	500,931	501,057
Global X Zero Coupon Bond 2031 ETF	503,025	10,285
Global X Zero Coupon Bond 2032 ETF	503,680	10,356
Global X Zero Coupon Bond 2033 ETF	504,315	11,100
Global X Zero Coupon Bond 2034 ETF	503,959	11,165
Global X Zero Coupon Bond 2035 ETF	506,115	13,095

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)

For the period ended May 31, 2026, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X MLP ETF	$169,461,674	$—	$—
Global X MLP & Energy Infrastructure ETF	784,013,562	390,092,710	166,819,559
Global X Alternative Income ETF	6,065,007	2,167,749	242,962
Global X Conscious Companies ETF	6,556,077	64,978,299	11,661,568
Global X U.S. Preferred ETF	177,989,509	257,297,749	44,663,977
Global X S&P 500® Quality Dividend ETF	1,151,882	1,065,334	78,802
Global X Adaptive U.S. Factor ETF	411,807,679	350,020,526	81,402,791
Global X Variable Rate Preferred ETF	27,587,537	18,654,206	470,844
Global X Adaptive U.S. Risk Management ETF	71,876,778	76,613,016	19,060,095
Global X 1-3 Month T-Bill ETF	1,459,905,489	315,673,947	11,965
Global X U.S. Cash Flow Kings 100 ETF	15,850,073	14,689,800	3,068,914
Global X Short-Term Treasury Ladder ETF	15,415,789	8,167,252	(22,51)
Global X Intermediate-Term Treasury Ladder ETF	1,465,244	1,499,833	483
Global X Long-Term Treasury Ladder ETF	3,159,707	1,425,335	43,279
Global X PureCapSM MSCI Communication Services ETF	116,021,327	70,810,845	2,660,147
Global X PureCapSM MSCI Consumer Discretionary ETF	54,196,415	24,137,657	1,042,261
Global X PureCapSM MSCI Consumer Staples ETF	37,690,328	7,284,604	989,709
Global X PureCapSM MSCI Energy ETF	1,362,786	—	—
Global X PureCapSM MSCI Information Technology ETF	164,725,507	122,431,912	524,417
Global X U.S. 500 ETF	—	—	—
Global X U.S. Natural Gas ETF	77,451,163	25,803,482	3,214,431
Global X Zero Coupon Bond 2030 ETF	493,089	—	—
Global X Zero Coupon Bond 2031 ETF	498,901	501,426	(2,346)
Global X Zero Coupon Bond 2032 ETF	499,476	502,794	(1,724)
Global X Zero Coupon Bond 2033 ETF	499,857	503,157	(1,836)
Global X Zero Coupon Bond 2034 ETF	499,717	502,579	(2,387)
Global X Zero Coupon Bond 2035 ETF	500,323	502,075	(2,515)

5. TAX INFORMATION

Global X MLP ETF recognizes interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying Statement of Operations. Accrued interest and penalties, if any, are included within the related tax liability line in the Statement of Assets and Liabilities.

Since Global X MLP ETF will be subject to taxation on its taxable income, the NAV of Global X MLP ETF shares will also be reduced by the accrual of any current and deferred tax liabilities.

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

5. TAX INFORMATION (continued)

Global X MLP ETF’s income tax expense/(benefit) consists of the following for the period ended May 31, 2026:

	Current MLP	Deferred MLP	Total MLP
Federal	$—	$63,505,602	$63,505,602
State	—	(1,503,119)	(1,503,119)
Valuation allowance	—	—	—
Total tax expense (benefit)	$—	$62,002,483	$62,002,483

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Global X MLP ETF’s deferred tax assets and liabilities are as follows for the period ended May 31, 2026:

MLP
Deferred tax assets:
Net Operating Loss Carryforward	$ 24,076,290
State Net Operating Loss Carryforward	1,390,323
Other	8,130,375
Deferred tax liabilities:
Net unrealized gain on investment securities	(150,212,582)
Book vs tax partnership income to be recognized	(86,269,887)
Net Deferred Tax Asset/(Liability)	$ (202,885,481)

The Global X MLP ETF reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight is given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Global X MLP ETF are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Global X MLP ETF in those years.

The Global X MLP ETF has estimated net operating loss carryforwards, to be carried forward indefinitely and subject to a limitation of 80% of taxable income before any net operating loss utilization, as follows:

	Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2026	$ 114,649,002	Indefinite

Based upon the Global X MLP ETF’s assessment, it has been determined that it is more likely than not that the Global X MLP ETF’s deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, no valuation allowance has been established for the Global X MLP ETF’s deferred tax assets. The Global X MLP ETF will continue to assess the need for a valuation allowance in the future. Significant

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

5. TAX INFORMATION (continued)

increases or declines in the fair value of its portfolio of investments may change the Global X MLP ETF’s assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Global X MLP ETF’s gross deferred tax assets.

Total income tax expense/benefit (current and deferred) during the period ended May 31, 2026, differs from the amount computed by applying the Federal statutory income tax rate of 21% for the Global X MLP ETF to net investment and realized and unrealized gain/ (losses) on investment before taxes as follows: For the period ended May 31, 2026:

	MLP
Income tax (benefit) at statutory rate	$61,866,794	21.00%
State income taxes (net of federal benefit)	3,299,562	1.12%
Permanent differences, net	(3,163,873)	(1.07)%
Effect of state tax rate change	—	0.00%
Net income tax expense/(benefit)	$62,002,483	21.05%

The Global X MLP ETF recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Global X MLP ETF’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since the inception of the Global X MLP ETF. No U.S. Federal or state income tax returns are currently under examination. The tax years ended November 30, 2024, 2023, and 2022 remain subject to examination by tax authorities in the United States. Due to the nature of the Global X MLP ETF’s investments, the Global X MLP ETF may be required to file income tax returns in several states. The Global X MLP ETF is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Global X MLP ETF’s investments, the Global X MLP ETF may be required to file franchise state tax returns in several states.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

5. TAX INFORMATION (continued)

these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years or periods ended November 30, 2025 and November 30, 2024 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MLP ETF
2025	$114,358,027	$—	$21,412,114	$135,770,141
2024	115,595,860	—	1,982,760	117,578,620
Global X MLP & Energy Infrastructure ETF
2025	$60,437,531	$—	$64,681,775	$125,119,306
2024	53,140,384	—	23,571,771	76,712,155
Global X Alternative Income ETF
2025	$2,596,445	$—	$252,967	$2,849,412
2024	2,526,973	—	—	2,526,973
Global X Conscious Companies ETF
2025	$5,962,377	$—	$—	$5,962,377
2024	6,793,472	—	—	6,793,472
Global X U.S. Preferred ETF
2025	$145,380,080	$—	$—	$145,380,080
2024	150,870,425	—	—	150,870,425
Global X S&P 500® Quality Dividend ETF
2025	$929,190	$—	$2,827	$932,017
2024	909,421	—	38,624	948,045
Global X Adaptive U.S. Factor ETF
2025	$16,147,333	$—	$—	$16,147,333
2024	6,630,997	—	710,305	7,341,302
Global X Variable Rate Preferred ETF
2025	$22,004,069	$—	$—	$22,004,069
2024	18,281,239	—	—	18,281,239
Global X Adaptive U.S. Risk Management ETF
2025	$1,497,269	$—	$—	$1,497,269
2024	1,199,990	—	—	1,199,990
Global X 1-3 Month T-Bill ETF
2025	$56,819,706	$—	$—	$56,819,706
2024	21,691,011	—	—	21,691,011
Global X U.S. Cash Flow Kings 100 ETF
2025	$300,176	$—	$—	$300,176
2024	78,689	—	—	78,689
Global X Short-Term Treasury Ladder ETF
2025	$578,090	$—	$—	$578,090
2024	11,440	—	—	11,440

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Intermediate-Term Treasury Ladder ETF
2025	$139,266	$—	$—	$139,266
2024	10,050	—	—	10,050
Global X Long-Term Treasury Ladder ETF
2025	$1,046,280	$—	$—	$1,046,280
2024	62,250	—	—	62,250
Global X PureCapSM MSCI Communication Services ETF
2025	$—	$—	$—	$—
Global X PureCapSM MSCI Consumer Discretionary ETF
2025	$—	$—	$—	$—
Global X PureCapSM MSCI Consumer Staples ETF
2025	$—	$—	$—	$—
Global X PureCapSM MSCI Energy ETF
2025	$—	$—	$—	$—
Global X PureCapSM MSCI Information Technology ETF
2025	$—	$—	$—	$—
Global X U.S. 500 ETF
2025	$—	$—	$—	$—
Global X U.S. Natural Gas ETF
2025	$—	$—	$—	$—

As of November 30, 2025, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X MLP & Energy Infrastructure ETF	Global X Alternative Income ETF
Capital Loss Carryforwards	$(125,885,201)	$(1,552,973)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	385,240,656	(4,542,043)
Other Temporary Differences	(2)	10
Total Distributable Earnings (Accumulated Losses)	$259,355,453	$(6,095,006)

	Global X Conscious Companies ETF	Global X U.S. Preferred ETF	Global X S&P 500® Quality Dividend ETF
Undistributed Ordinary Income	$2,398,034	$5,328,788	$—
Capital Loss Carryforwards	(71,667,815)	(526,202,276)	(7,624,736)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	10,339,955	(178,209,632)	(818,598)
Other Temporary Differences	—	(8,843)	(3)
Total Accumulated Losses	$(58,929,826)	$(699,091,963)	$(8,443,337)

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

5. TAX INFORMATION (continued)

	Global X Adaptive U.S. Factor ETF	Global X Variable Rate Preferred ETF	Global X Adaptive U.S. Risk Management ETF
Undistributed Ordinary Income	$325,751	$1,751,726	$982,725
Capital Loss Carryforwards	(52,360,589)	(38,915,544)	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	29,043,189	(7,995,180)	5,688,164
Other Temporary Differences	(3)	441,570	(2)
Total Distributable Earnings (Accumulated Losses)	$(22,991,652)	$(44,717,428)	$6,670,887

	Global X 1-3 Month T-Bill ETF	Global X U.S. Cash Flow Kings 100 ETF	Global X Short- Term Treasury Ladder ETF
Undistributed Ordinary Income	$2,593,007	$41,169	$49,308
Capital Loss Carryforwards	—	(465,853)	—
Unrealized Appreciation on Investments and Foreign Currency	36,265	423,757	106,598
Other Temporary Differences	(1)	5	2
Total Distributable Earnings (Accumulated Losses)	$2,629,271	$(922)	$155,908

	Global X Intermediate- Term Treasury Ladder ETF	Global X Long- Term Treasury Ladder ETF	Global X PureCapSM MSCI Communication Services ETF
Undistributed Ordinary Income	$12,197	$82,454	$27,327
Capital Loss Carryforwards	(6,131)	(84,632)	(31,101)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	65,571	(209,270)	3,189,697
Other Temporary Differences	—	(2)	1
Total Distributable Earnings (Accumulated Losses)	$71,637	$(211,450)	$3,185,924

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

5. TAX INFORMATION (continued)

	Global X PureCapSM MSCI Consumer Discretionary ETF	Global X PureCapSM MSCI Consumer Staples ETF	Global X PureCapSM MSCI Energy ETF
Undistributed Ordinary Income	$16,186	$98,782	$5,906
Capital Loss Carryforwards	(27,356)	(2,667)	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(462,545)	162,670	6,338
Other Temporary Differences	—	1	—
Total Distributable Earnings (Accumulated Losses)	$(473,715)	$258,786	$12,244

	Global X PureCapSM MSCI Information Technology ETF	Global X U.S. 500 ETF	Global X U.S. Natural Gas ETF
Undistributed Ordinary Income	$58,371	$7,886	$3,479
Capital Loss Carryforwards	(19,444)	(856)	(1,040)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(790,487)	107,465	145,410
Other Temporary Differences	(1)	(1)	(1)
Total Distributable Earnings (Accumulated Losses)	$(751,561)	$114,494	$147,848

For taxable years beginning after December 22, 2010, a registered investment company is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2026 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MLP ETF	$1,222,248,533	$1,069,650,138	$(561,272)	$1,069,088,866
Global X MLP & Energy Infrastructure ETF	2,745,767,569	842,962,678	(3,995,121)	838,967,557
Global X Alternative Income ETF	45,863,434	2,337,208	(3,967,934)	(1,630,726)

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

5. TAX INFORMATION (continued)

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Conscious Companies ETF	$106,842,380	$23,945,144	$(11,115,123)	$12,830,021
Global X U.S. Preferred ETF	2,260,136,581	38,552,181	(146,089,875)	(107,537,694)
Global X S&P 500® Quality Dividend ETF	32,000,266	2,461,058	(3,178,173)	(717,115)
Global X Adaptive U.S. Factor ETF	821,902,931	60,905,679	(19,941,597)	40,964,082
Global X Variable Rate Preferred ETF	306,554,587	3,690,318	(6,989,524)	(3,299,206)
Global X Adaptive U.S. Risk Management ETF	129,566,760	26,525,976	(3,561,051)	22,964,925
Global X 1-3 Month T-Bill ETF	2,978,646,623	51,658	(13,137)	38,521
Global X U.S. Cash Flow Kings 100 ETF	26,868,768	1,760,283	(941,724)	818,559
Global X Short-Term Treasury Ladder ETF	39,228,473	106,728	(130)	106,598
Global X Intermediate-Term Treasury Ladder ETF	8,778,759	71,991	(6,420)	65,571
Global X Long-Term Treasury Ladder ETF	36,871,309	—	—	—
Global X PureCapSM MSCI Communication Services ETF	118,046,575	6,867,683	(3,626,146)	3,241,537
Global X PureCapSM MSCI Consumer Discretionary ETF	56,174,609	2,584,582	(1,289,401)	1,295,181
Global X PureCapSM MSCI Consumer Staples ETF	77,124,911	1,777,452	(1,216,544)	560,908
Global X PureCapSM MSCI Energy ETF	2,496,392	90,072	(11,669)	78,403
Global X PureCapSM MSCI Information Technology ETF	115,974,281	15,096,694	(2,458,941)	12,637,753
Global X U.S. 500 ETF	3,995,091	794,339	(245,871)	548,468
Global X U.S. Natural Gas ETF	56,798,673	179,461	(3,937,190)	(3,757,729)
Global X Zero Coupon Bond 2030 ETF	492,085	960	—	960
Global X Zero Coupon Bond 2031 ETF	500,320	—	(8,251)	(8,251)
Global X Zero Coupon Bond 2032 ETF	501,126	—	(8,159)	(8,159)
Global X Zero Coupon Bond 2033 ETF	501,284	—	(8,310)	(8,310)
Global X Zero Coupon Bond 2034 ETF	501,068	—	(8,529)	(8,529)
Global X Zero Coupon Bond 2035 ETF	501,503	—	(8,751)	(8,751)

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

5. TAX INFORMATION (continued)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales, mark-to-market treatment of passive foreign investment companies and adjustments in preferred stock and partnerships.

6. CONCENTRATION OF RISKS

The Funds may invest in securities in a particular asset class. Securities and other assets held in each Fund’s portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

The Adviser uses an indexing approach in seeking to achieve each Fund’s investment objective.

The Funds, except for the Global X U.S. Preferred ETF, Global X 1-3 Month T-Bill ETF, Global X Variable Rate Preferred ETF, Global X PureCapSM MSCI Communication Services ETF, Global X PureCapSM MSCI Consumer Discretionary ETF, Global X PureCapSM MSCI Consumer Staples ETF, Global X PureCapSM MSCI Energy ETF, Global X PureCapSM MSCI Information Technology ETF, Global X U.S. 500 ETF, Global X Short-Term Treasury Ladder ETF, Global X Intermediate-Term Treasury Ladder ETF, Global X Long-Term Treasury Ladder ETF, Global X Zero Coupon Bond 2030 ETF, Global X Zero Coupon Bond 2031 ETF, Global X Zero Coupon Bond 2032 ETF, Global X Zero Coupon Bond 2033 ETF, Global X Zero Coupon Bond 2034 ETF and Global X Zero Coupon Bond 2035 ETF, use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index (also known as a secondary index) in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying index). The Global X U.S. Preferred ETF, Global X 1-3 Month T-Bill ETF, Global X Variable Rate Preferred ETF, Global X PureCapSM MSCI Communication Services ETF, Global X PureCapSM MSCI Consumer Discretionary ETF, Global X PureCapSM MSCI Consumer Staples ETF, Global X PureCapSM MSCI Energy ETF, Global X PureCapSM MSCI Information Technology ETF, Global X U.S. 500 ETF, Global X Short-Term Treasury Ladder ETF, Global X Intermediate-Term Treasury Ladder

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

6. CONCENTRATION OF RISKS (continued)

ETF, Global X Long-Term Treasury Ladder ETF, Global X Zero Coupon Bond 2030 ETF, Global X Zero Coupon Bond 2031 ETF, Global X Zero Coupon Bond 2032 ETF, Global X Zero Coupon Bond 2033 ETF, Global X Zero Coupon Bond 2034 ETF and Global X Zero Coupon Bond 2035 ETF use a representative sampling strategy.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Because each Fund’s underlying index may concentrate its investments in a particular industry or group of industries, the Fund will similarly concentrate its investments to approximately the same extent. In addition, if the underlying index has significant exposure to one or more sectors, the Fund’s portfolio will likely reflect that exposure. As a result, the Fund may be more volatile than a fund that invests across a broader range of industries or sectors, and its performance may be significantly affected by economic, regulatory, or market conditions impacting those specific industries or sectors.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. Government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

7. LOANS OF PORTFOLIO SECURITIES

Mitsubishi UFJ Trust and Banking Corporation (“MUFJ”) and BNY serve as the securities lending agents for the Funds (each a “Securities Lending Agent”). MUFJ serves as Securities Lending Agent to the Global X U.S. Preferred ETF, Global X Variable Rate Preferred ETF, Global X MLP & Energy Infrastructure ETF, Global X Alternative Income ETF, Global X Adaptive U.S. Factor ETF, Global X Consicious Companies ETF, Global X Adaptive U.S. Risk Management ETF, Global X PureCapSM MSCI Information Technology

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

ETF, Global X PureCapSM MSCI Communication Services ETF, and Global X PureCapSM MSCI Consumer Discretionary ETF, Global X PureCapSM MSCI Energy ETF, Global X PureCapSM MSCI Consumer Staples ETF and Global X U.S. Natural Gas ETF. BNY serves as the Securities Lending Agent for the Global X 1-3 Month T-Bill ETF and Global X U.S. 500 ETF.

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreements with MUFJ and BNY are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Funds are held by the Custodian of the applicable Fund and are designated as being held on each Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the counterparty to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability- on the Statement of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under a securities lending agreement, which permits a Fund, under certain circumstances such as an event of default,

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending agent fees.

The following is a summary of securities on loan held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of May 31, 2026.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X MLP & Energy
Infrastructure ETF	$33,483,415	$33,483,415	$—	$—
Global X U.S. Preferred ETF	9,396,000	9,396,000	—	—
Global X Adaptive U.S. Factor ETF	5,182,399	5,182,399	—	—
Global X Adaptive U.S. Risk Management ETF	25,967	25,967	—	—

(1) Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at May 31, 2026 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of May 31, 2026, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X MLP & Energy Infrastructure ETF
Repurchase Agreements	$—	$—	$—	$—	$—
Short-Term Investments	34,706,225	—	—	—	34,706,225
Total	$34,706,225	$—	$—	$—	$34,706,225

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X U.S. Preferred ETF
Repurchase Agreements	$—	$—	$—	$—	$—
Short-Term Investments	9,450,000	—	—	—	9,450,000
Total	$9,450,000	$—	$—	$—	$9,450,000
Global X Adaptive U.S. Factor ETF
Repurchase Agreements	$—	$—	$—	$—	$—
Short-Term Investments	6,586,999	—	—	—	6,586,999
Total	$6,586,999	$—	$—	$—	$6,586,999
Global X Adaptive U.S. Risk Management ETF
Repurchase Agreements	$—	$—	$—	$—	$—
Short-Term Investments	28,047	—	—	—	28,047
Total	$28,047	$—	$—	$—	$28,047
Global X 1-3 Month T-Bill ETF
Repurchase Agreements	$18,163	$—	$—	$—	$18,163
Total	$18,163	$—	$—	$—	$18,163

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. REVERSE SHARE SPLIT

Effective June 14, 2024 the Global X 1-3 Month T-Bill ETF executed a 1-for-4 reverse share split for shareholders of record after the close of markets on June 13, 2024. The effect of this transaction for the Fund was to divide the number of outstanding Shares of

Notes to Financial Statements (Concluded)

May 31, 2026 (Unaudited)

9. REVERSE SHARE SPLIT (continued)

the Fund by four, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

10. RECENT ACCOUNTING PRONOUNCEMENT

In In this reporting period, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial.Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

11. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events.

At a meeting held on May 21, 2026, the Board of Trustees approved changes to the Global X Conscious Companies ETF’s (the “Fund”) name, ticker symbol, underlying index, investment objective, 80% investment policy, principal investment strategy, and supervision and administration fee.

Effective July 21, 2026:

• The Fund was renamed Global X Morningstar Capital Allocation Leaders ETF, and its ticker symbol changed from KRMA to CPTL.

• The Fund’s supervision and administration fee was reduced from 0.43% to 0.35%.

• The Fund began to track the Morningstar® US Capital Allocation Leaders Index and began to seek to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the new underlying index.

For additional information, please refer to the Fund’s prospectus.

Based on this evaluation, no additional adjustments were required to the financial statements.

Other Information (Form N-CSRS Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of an ETF’s investment advisory agreement and whether to approve entering into, or renewing, the agreement.

At a Board meeting (the “New Fund Board Meeting”) of the Global X Funds (the “Trust”) held on September 18, 2025, with respect to the Global X Zero Coupon Bond 2030 ETF, Global X Zero Coupon Bond 2031 ETF, Global X Zero Coupon Bond 2032 ETF, Global X Zero Coupon Bond 2033 ETF, Global X Zero Coupon Bond 2034 ETF, and Global X Zero Coupon Bond 2035 ETF (each a “New Fund,” and together the “New Funds”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”); and (ii) the initial Supervision and Administration Agreement (the “New Supervision and Administration Agreement”) between the Trust, on behalf of the New Funds, and Global X Management Company

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Continued)

LLC (“Global X Management”). The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

In advance of the New Fund Board Meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the New Fund Agreements, and received and reviewed written responses from Global X Management, as well as supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

NEW FUND AGREEMENTS

In determining to approve the New Fund Agreements for each New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Funds. With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services proposed to be provided to each New Fund in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Funds;

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of each New Fund and the composition of the each New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by each New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each New Fund, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Funds that are required to be filed by the Trust with the U.S. Securities and Exchange Commission

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Continued)

(“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Funds by shareholders and new investors;

•	each New Fund’s investment strategies and Global X Management’s experience with such strategies, including with respect to any unique aspect of its strategies; and

•	the quality of Global X Management’s resources and personnel that would be made available to each New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded at the New Fund Board Meeting that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Funds by Global X Management.

Performance

The Board determined that, because the New Funds had not yet begun investment operations as of the dates of the New Fund Board Meeting, meaningful data relating to the investment performance of each New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s expected costs to provide investment management, supervision and administrative and related services to each New Fund. With respect to this factor, the Board considered:

•	the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by each New Fund under the respective New Fund Agreements for the various investment advisory, supervisory and administrative services that each New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Funds);

•	the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Funds by Global X Management and all aspects of the relationship between Global X Management and each New Fund; and

•	with respect to each New Fund’s anticipated investments in affiliated acquired funds, that Global X Management would bear the costs of such acquired fund fees and expenses.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by each New Fund to Global X Management, in light of the nature, extent and

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Continued)

quality of the services to be provided, was reasonable and in the best interests of each New Fund’s shareholders.

Comparison of Fees and Services

The Board considered the fees that were proposed to be charged to each New Fund for advisory services. With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds. The Board considered Global X Management’s detailed explanation of the proposed fee structures of the New Funds compared to the average and median of each New Fund’s peer group. The Board noted that for each New Fund, the proposed Management Fee and the expected total expenses, respectively, were each 9 basis points lower than the peer group average and 3 basis points lower than the peer group median and that Global X Management believed the proposed fees and expenses were appropriate and within the range of the fees and expenses of comparable funds;

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for each New Fund) and the expected total expense ratios for each New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for each New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of each New Fund and that the proposed Management Fee for each New Fund was set at a competitive level to make each New Fund viable in the marketplace; and

•	that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the New Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each New Fund would bear other expenses not covered under the proposed unitary Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded at the New Fund Board Meeting that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Concluded)

Economies of Scale

The Board considered the extent to which economies of scale would be realized as each New Fund grows and whether the proposed unitary Management Fee for each New Fund reflected these economies of scale. With respect to this factor, the Board considered:

•	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Funds in seeking to assure that each New Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.

Based on these considerations, the Board concluded at the New Fund Board Meeting that the proposed unitary Management Fee for each New Fund appropriately addressed economies of scale.

Other Benefits

In considering the New Fund Agreements, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationship with each New Fund.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of each New Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-005-1500

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: August 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: August 6, 2026

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen
Principal Financial Officer

Date: August 6, 2026